UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-21188
PIMCO California Municipal Income Fund III
(Exact name of registrant as specified in charter)
1633 Broadway, New York, NY 10019
(Address of principal executive offices)
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)
650 Newport Center Drive
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
David C. Sullivan
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Registrant’s telephone number, including area code: (844) 337-4626
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS
Semiannual Report

June 30, 2024

PIMCO California Municipal Income Fund | PCQ | NYSE

PIMCO California Municipal Income Fund II | PCK | NYSE

PIMCO California Municipal Income Fund III | PZC | NYSE

PIMCO New York Municipal Income Fund | PNF | NYSE

PIMCO New York Municipal Income Fund II | PNI | NYSE

PIMCO New York Municipal Income Fund III | PYN | NYSE

PIMCO Municipal Income Fund | PMF | NYSE

PIMCO Municipal Income Fund II | PML | NYSE

PIMCO Municipal Income Fund III | PMX | NYSE

Table of Contents

		Page

Important Information About the Funds		2

Index Descriptions		15

Financial Highlights		16

Statements of Assets and Liabilities		22

Consolidated Statements of Assets and Liabilities		23

Statements of Operations		24

Consolidated Statements of Operations		25

Statements of Changes in Net Assets		26

Consolidated Statements of Changes in Net Assets		28

Statements of Cash Flows		29

Consolidated Statements of Cash Flows		30

Notes to Financial Statements		71

Glossary		96

Distribution Information		97

Changes to Board of Trustees		99

Approval of Investment Management Agreements		100

Fund	Fund Summary	Schedule of Investments

PIMCO California Municipal Income Fund	6	31

PIMCO California Municipal Income Fund II	7	35

PIMCO California Municipal Income Fund III	8	39

PIMCO New York Municipal Income Fund	9	43

PIMCO New York Municipal Income Fund II	10	46

PIMCO New York Municipal Income Fund III	11	49

PIMCO Municipal Income Fund(1)	12	52

PIMCO Municipal Income Fund II(1)	13	58

PIMCO Municipal Income Fund III(1)	14	65

(1)	Consolidated Schedule of Investments

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain elevated from historical levels and, for certain countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of Pacific Investment Management Company LLC (“PIMCO”) than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.
The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

A Fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in advanced technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A Fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty, it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments or Consolidated Schedule of Investments, as applicable, and other sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ then-current prospectus, investment

2	PIMCO CLOSED-END FUNDS

objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to investment parameters and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Fund and its shareholders.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment.

Shares of closed-end investment management companies, such as the Funds, frequently trade at a discount from their net asset value (“NAV”) and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.

U.S. and global markets have experienced ongoing volatility, including as a result of the failures in March and April 2023 of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions

SEMIANNUAL REPORT	|	JUNE 30, 2024	3

Important Information About the Funds	(Cont.)

were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.

The following table discloses the inception date and diversification status of each Fund:

Fund Name	Inception Date	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Diversified
PIMCO New York Municipal Income Fund III	10/31/02	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with PIMCO and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the
Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus or Statement of Additional Information
(“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s then-current prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule
206(4)-6
under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and upon request by calling PIMCO at (844) 33-PIMCO.

SEC rules allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (844) 33-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

4	PIMCO CLOSED-END FUNDS

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments addressing fee and expense information in advertisements that might be materially misleading, which impact the Funds, were effective January 24, 2023.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments were effective as of December 11, 2023, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	|	JUNE 30, 2024	5

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Cumulative Returns Through June 30, 2024

(in thousands)
$50.0
40.0
30.0
20.0
10.0
0
06/01
12/12
06/24
FUND'S NET ASSET VALUE $32,606
INDEX $28,765
FUND MARKET PRICE $25,608
SECONDARY INDEX $10,217

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2024
†
§

Municipal Bonds & Notes

Ad Valorem Property Tax	29.0%

Health, Hospital & Nursing Home Revenue	12.2%

Local or Guaranteed Housing	9.4%

College & University Revenue	7.5%

Lease (Abatement)	5.4%

Port, Airport & Marina Revenue	4.9%

General Fund	4.4%

Tobacco Settlement Funded	4.3%

Natural Gas Revenue	4.2%

Sales Tax Revenue	3.8%

Special Tax	2.3%

Electric Power & Light Revenue	2.3%

Highway Revenue Tolls	2.2%

Sewer Revenue	2.1%

Water Revenue	1.4%

Lease (Non-Terminable)	1.2%

Other	2.3%

U.S. Government Agencies	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
as of June 30, 2024
(1)

Market Price	$9.42

NAV	$10.48

Premium/(Discount) to NAV	(10.11)%

Market Price Distribution Rate (2)	4.59%

NAV Distribution Rate (2)	4.12%

Total Effective Leverage (3)	40.79%

Average Annual Total Return (1) for the period ended June 30, 2024

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (06/29/01)
Market Price	3.42%	0.68%	(8.51)%	1.12%	(8.08)%	4.17%
NAV	0.35%	4.71%	(0.31)%	3.24%	1.54%	5.28%
Bloomberg CA Muni 22+ Year Index	(0.27)%	4.27%	0.96%	3.05%	3.06%	4.70%	♦
ICE California Long Duration Municipal Securities Index**	(0.97)%	5.22%	—	—	1.47%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2001.

* Cumulative return.

** Secondary Index refers to ICE California Long Duration Municipal Securities Index. The launch date of the ICE California Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the housing sector contributed to performance, as the sector posted positive returns.

»	Security selection within the education sector contributed to performance, as select securities held within the Fund posted positive returns.

»	Security selection within taxable municipals contributed to performance, as select taxable municipals held within the Fund posted positive performance.

»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Exposure to the electric utility sector detracted from performance, as the sector posted negative returns.

»	Exposure to the lease-backed sector detracted from performance, as the sector posted negative returns.

6	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Cumulative Returns Through June 30, 2024

(in thousands)
$30.0
20.0
10.0
0
06/02
06/13
06/24
INDEX
$26,662
FUND'S NET ASSET VALUE
$20,957
FUND MARKET PRICE
$16,116
SECONDARY INDEX
$10,217

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2024
†
§

Municipal Bonds & Notes

Ad Valorem Property Tax	31.3%

Health, Hospital & Nursing Home Revenue	11.0%

Local or Guaranteed Housing	9.6%

College & University Revenue	5.9%

Natural Gas Revenue	5.4%

Port, Airport & Marina Revenue	4.9%

Tobacco Settlement Funded	4.4%

General Fund	4.2%

Sales Tax Revenue	3.3%

Lease (Abatement)	3.2%

Highway Revenue Tolls	3.1%

Special Tax	2.5%

Electric Power & Light Revenue	2.3%

Sewer Revenue	1.9%

Water Revenue	1.3%

Lease (Non-Terminable)	1.0%

Other	3.3%
U.S. Government Agencies	1.1%

Short-Term Instruments	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2024
(1)

Market Price	$5.85

NAV	$6.68

Premium/(Discount) to NAV	(12.43)%

Market Price Distribution Rate (2)	4.41%

NAV Distribution Rate (2)	3.86%

Total Effective Leverage (3)	40.70%

Average Annual Total Return (1) for the period ended June 30, 2024

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (06/28/02)
Market Price	3.12%	2.88%	(4.96)%	0.65%	(2.71)%	2.25%
NAV	0.15%	4.99%	(0.98)%	3.12%	1.44%	3.42%
Bloomberg CA Muni 22+ Year Index	(0.27)%	4.27%	0.96%	3.05%	3.06%	4.55%	♦
ICE California Long Duration Municipal Securities Index**	(0.97)%	5.22%	—	—	1.47%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE California Long Duration Municipal Securities Index. The launch date of the ICE California Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the housing sector contributed to performance, as the sector posted positive returns.

»	Security selection within the education sector contributed to performance, as select securities held within the Fund posted positive returns.

»	Security selection within the special tax sector contributed to performance, as select securities held within the Fund posted positive returns.

»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Exposure to the lease-backed sector detracted from performance, as the sector posted negative returns.

»	Exposure to the electric utility sector detracted from performance, as the sector posted negative returns.

SEMIANNUAL REPORT	|	JUNE 30, 2024	7

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Cumulative Returns Through June 30, 2024

(in thousands)
$30.0
20.0
10.0
0
10/02
08/13
06/24
INDEX
$25,884
FUND'S NET
ASSET VALUE
$21,625
FUND MARKET
PRICE
$18,561
SECONDARY
INDEX
$10,217

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2024
†
§

Municipal Bonds & Notes

Ad Valorem Property Tax	28.6%

Health, Hospital & Nursing Home Revenue	12.8%

Local or Guaranteed Housing	9.8%

Tobacco Settlement Funded	6.4%

College & University Revenue	6.1%

Port, Airport & Marina Revenue	4.8%

Lease (Abatement)	4.0%

General Fund	3.6%

Sales Tax Revenue	3.3%

Special Tax	3.1%

Electric Power & Light Revenue	2.3%

Natural Gas Revenue	2.1%

Water Revenue	1.9%

Sewer Revenue	1.8%

Highway Revenue Tolls	1.5%

Lease (Non-Terminable)	1.4%

Other	3.1%

U.S. Government Agencies	1.7%

Short-Term Instruments	1.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2024
(1)

Market Price	$7.18

NAV	$7.75

Premium/(Discount) to NAV	(7.35)%

Market Price Distribution Rate (2)	4.93%

NAV Distribution Rate (2)	4.57%

Total Effective Leverage (3)	40.66%

Average Annual Total Return (1) for the period ended June 30, 2024

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (10/31/02)
Market Price	(0.22)%	(2.12)%	(3.99)%	1.58%	(3.56)%	2.90%
NAV	0.49%	4.78%	(0.33)%	3.26%	1.59%	3.62%
Bloomberg CA Muni 22+ Year Index	(0.27)%	4.27%	0.96%	3.05%	3.06%	4.48%
ICE California Long Duration Municipal Securities Index**	(0.97)%	5.22%	—	—	1.47%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

* Cumulative return.

** Secondary Index refers to ICE California Long Duration Municipal Securities Index. The launch date of the ICE California Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the housing sector contributed to performance, as the sector posted positive returns.

»	Select exposure within the education sector contributed to performance, as select securities held within the Fund posted positive returns.

»	Select exposure within the special tax sector contributed to performance, as select securities held within the Fund posted positive returns.

»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Select exposure within the industrial revenue sector detracted from performance, as select securities held within the Fund posted negative returns.

»	Exposure to the electric utility sector detracted from performance, as the sector posted negative returns.

8	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Cumulative Returns Through June 30, 2024

(in thousands)
$35.0
30.0
25.0
20.0
15.0
10.0
5.0
0
06/01
12/12
06/24
INDEX
$27,041
FUND'S NET
ASSET VALUE
$23,432
FUND MARKET
PRICE
$19,875
SECONDARY
INDEX
$10,261

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of June 30, 2024
†
§

Municipal Bonds & Notes

College & University Revenue	10.8%

Income Tax Revenue	10.7%

Water Revenue	8.8%

Tobacco Settlement Funded	8.8%

Health, Hospital & Nursing Home Revenue	8.6%

Port, Airport & Marina Revenue	7.5%

Transit Revenue	7.4%

Ad Valorem Property Tax	7.2%

Local or Guaranteed Housing	7.0%

Electric Power & Light Revenue	6.7%

Industrial Revenue	5.3%

Sales Tax Revenue	2.7%

Highway Revenue Tolls	2.3%

Miscellaneous Taxes	1.6%

Charter School Aid	1.1%

Other	3.4%

Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2024
(1)

Market Price	$7.83

NAV	$8.79

Premium/(Discount) to NAV	(10.92)%

Market Price Distribution Rate (2)	5.13%

NAV Distribution Rate (2)	4.57%

Total Effective Leverage (3)	37.45%

Average Annual Total Return (1) for the period ended June 30, 2024

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (06/29/01)
Market Price	2.20%	(3.90)%	(5.45)%	1.21%	(10.40)%	3.03%
NAV	0.14%	3.12%	(1.56)%	2.57%	1.31%	3.77%
Bloomberg NY Muni 22+ Year Index	(0.13)%	3.98%	0.80%	2.77%	3.36%	4.42%	♦
ICE New York Long Duration Municipal Securities Index**	(1.18)%	3.89%	—	—	1.79%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2001.

* Cumulative return.

** Secondary Index refers to ICE New York Long Duration Municipal Securities Index. The launch date of the ICE New York Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within the transportation sector contributed to performance, as select securities held within the Fund posted positive performance.

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive returns.

»	Select exposure within taxable municipals contributed to performance, as select securities held within the Fund posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Exposure to the special tax sector detracted from performance, as the sector posted negative returns.

»	Exposure to the electric utility sector detracted from performance, as the sector posted negative returns.

SEMIANNUAL REPORT	|	JUNE 30, 2024	9

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Cumulative Returns Through June 30, 2024

(in thousands)
$30.0
20.0
10.0
0
06/02
06/13
06/24
INDEX
$25,388
FUND'S NET ASSET VALUE
$22,984
FUND MARKET PRICE
$18,735
SECONDARY INDEX
$10,261

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2024
†
§

Municipal Bonds & Notes

College & University Revenue	12.0%

Tobacco Settlement Funded	12.0%

Electric Power & Light Revenue	8.8%

Water Revenue	8.6%

Port, Airport & Marina Revenue	7.9%

Health, Hospital & Nursing Home Revenue	7.2%

Ad Valorem Property Tax	6.8%

Local or Guaranteed Housing	6.7%

Income Tax Revenue	6.7%

Industrial Revenue	4.1%

Highway Revenue Tolls	4.1%

Transit Revenue	4.0%

Sales Tax Revenue	3.0%

Miscellaneous Revenue	2.3%

Lease (Appropriation)	2.0%

Miscellaneous Taxes	1.2%

Charter School Aid	1.2%

Other	0.1%

Short-Term Instruments	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
as of June 30, 2024
(1)

Market Price	$7.41

NAV	$8.48

Premium/(Discount) to NAV	(12.62)%

Market Price Distribution Rate (2)	4.78%

NAV Distribution Rate (2)	4.17%

Total Effective Leverage (3)	40.74%

Average Annual Total Return (1) for the period ended June 30, 2024

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (06/28/02)
Market Price	(0.03)%	2.50%	(4.23)%	0.90%	(2.56)%	2.94%
NAV	(0.02)%	3.02%	(1.42)%	2.81%	1.28%	3.85%
Bloomberg NY Muni 22+ Year Index	(0.13)%	3.98%	0.80%	2.77%	3.36%	4.32%	♦
ICE New York Long Duration Municipal Securities Index**	(1.18)%	3.89%	—	—	1.79%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE New York Long Duration Municipal Securities Index. The launch date of the ICE New York Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within the transportation sector contributed to performance, as select securities held within the Fund posted positive returns.

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive returns.

»	Exposure to the tobacco sector contributed to performance, as the sector posted positive returns.

»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Exposure to the special tax sector detracted from performance, as the sector posted negative returns.

»	Exposure to the lease-backed sector detracted from performance, as the sector posted negative returns.

10	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund III

Symbol on NYSE - PYN

Cumulative Returns Through June 30, 2024

(in thousands)
$30.0
20.0
10.0
0
10/02
08/13
06/24
INDEX
$24,411
FUND'S NET ASSET VALUE
$17,232
FUND MARKET PRICE
$14,338
SECONDARY INDEX
$10,261

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2024
†
§

Municipal Bonds & Notes

Tobacco Settlement Funded	10.4%

College & University Revenue	10.2%

Water Revenue	8.3%

Local or Guaranteed Housing	8.1%

Income Tax Revenue	8.1%

Port, Airport & Marina Revenue	7.5%

Industrial Revenue	7.5%

Electric Power & Light Revenue	6.9%

Ad Valorem Property Tax	6.6%

Health, Hospital & Nursing Home Revenue	6.5%

Transit Revenue	6.4%

Highway Revenue Tolls	2.9%

Sales Tax Revenue	2.6%

Lease (Appropriation)	2.6%

Fuel Sales Tax Revenue	1.3%

Miscellaneous Taxes	1.2%

Charter School Aid	1.1%

Other	0.8%

Short-Term Instruments	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information as of June 30, 2024
(1)

Market Price	$5.90

NAV	$6.75

Premium/(Discount) to NAV	(12.59)%

Market Price Distribution Rate (2)	5.04%

NAV Distribution Rate (2)	4.41%

Total Effective Leverage (3)	40.13%

Average Annual Total Return (1) for the period ended June 30, 2024

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (10/31/02)
Market Price	1.51%	(1.29)%	(4.98)%	0.49%	(5.94)%	1.68%
NAV	0.30%	3.23%	(1.31)%	2.36%	1.39%	2.54%
Bloomberg NY Muni 22+ Year Index	(0.13)%	3.98%	0.80%	2.77%	3.36%	4.20%
ICE New York Long Duration Municipal Securities Index**	(1.18)%	3.89%	—	—	1.79%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

* Cumulative return.

** Secondary Index refers to ICE New York Long Duration Municipal Securities Index. The launch date of the ICE New York Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within the transportation sector contributed to performance, as select securities held within the Fund posted positive returns.

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Exposure to the lease-backed sector detracted from performance, as the sector posted negative returns.

»	Exposure to the electric utility sector detracted from performance, as the sector posted negative returns.

SEMIANNUAL REPORT	|	JUNE 30, 2024	11

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Cumulative Returns Through June 30, 2024

(in thousands)
$45.0
40.0
35.0
30.0
25.0
20.0
15.0
10.0
5.0
0
06/01
12/12
06/24
FUND'S NET ASSET VALUE $32,050
INDEX $27,604
FUND MARKET PRICE $26,979
SECONDARY INDEX $10,967

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of June 30, 2024
†
§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	16.0%

Ad Valorem Property Tax	11.4%

Local or Guaranteed Housing	6.5%

Sales Tax Revenue	6.5%

Miscellaneous Revenue	5.3%

Tobacco Settlement Funded	4.9%

Lease (Appropriation)	4.8%

Industrial Revenue	4.7%

Highway Revenue Tolls	4.4%

Electric Power & Light Revenue	4.4%

Water Revenue	4.0%

College & University Revenue	3.2%

Income Tax Revenue	2.6%

Appropriations	2.6%

Port, Airport & Marina Revenue	2.5%

Nuclear Revenue	1.7%

Fuel Sales Tax Revenue	1.5%

General Fund	1.4%

Natural Gas Revenue	1.2%

Economic Development Revenue	1.1%

Miscellaneous Taxes	1.0%

Other	5.4%

U.S. Government Agencies	1.7%

Loan Participations and Assignments	0.7%

Short-Term Instruments	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2024
(1)

Market Price	$9.17

NAV	$9.46

Premium/(Discount) to NAV	(3.07)%

Market Price Distribution Rate (2)	5.50%

NAV Distribution Rate (2)	5.33%

Total Effective Leverage (3)	41.31%

Average Annual Total Return (1) for the period ended June 30, 2024

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 12/09/2022	Commencement of Operations (06/29/01)
Market Price	0.96%	(5.78)%	(3.67)%	1.26%	(4.00)%	4.41%
NAV	(0.17)%	2.51%	(1.19)%	3.01%	2.74%	5.19%
Bloomberg Municipal Long 22+ Bond Index	0.08%	4.26%	0.89%	2.96%	5.04%	4.51%	♦
ICE Long Duration National Municipal Securities Index**	(1.22)%	4.53%	—	—	4.28%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2001.

* Cumulative return.

** Secondary Index refers to ICE Long Duration National Municipal Securities Index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broadbased securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	Exposure to the housing sector contributed to performance, as the sector posted positive returns.

»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Security selection within the tobacco sector detracted from performance, as select securities held within the fund posted negative returns.

»	Exposure to the lease-backed sector detracted from performance, as the sector posted negative returns.

12	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Cumulative Returns Through June 30, 2024

(in thousands)
$40.0
35.0
30.0
25.0
20.0
15.0
10.0
5.0
0
06/02
06/13
06/24
FUND'S NET ASSET VALUE
$25,928
INDEX
$25,855
FUND MARKET PRICE
$23,089
SECONDARY INDEX
$10,967

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of June 30, 2024
†
§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	16.1%

Ad Valorem Property Tax	10.4%

Highway Revenue Tolls	6.2%

Sales Tax Revenue	5.5%

Local or Guaranteed Housing	5.5%

Lease (Appropriation)	5.0%

Tobacco Settlement Funded	4.9%

Industrial Revenue	4.7%

Natural Gas Revenue	4.3%

Electric Power & Light Revenue	4.1%

Miscellaneous Revenue	3.8%

College & University Revenue	2.9%

Appropriations	2.8%

Water Revenue	2.7%

Port, Airport & Marina Revenue	2.7%

Income Tax Revenue	2.6%

Sewer Revenue	1.4%

General Fund	1.3%

Fuel Sales Tax Revenue	1.3%

Economic Development Revenue	1.3%

Hotel Occupancy Tax	1.2%

Nuclear Revenue	1.1%

Miscellaneous Taxes	1.1%

Other	4.2%

U.S. Government Agencies	1.6%

Loan Participations and Assignments	0.7%

Short-Term Instruments	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2024
(1)

Market Price	$8.53

NAV	$8.78

Premium/(Discount) to NAV	(2.85)%

Market Price Distribution Rate (2)	5.56%

NAV Distribution Rate (2)	5.40%

Total Effective Leverage (3)	39.64%

Average Annual Total Return (1) for the period ended June 30, 2024

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 12/09/2022	Commencement of Operations (06/28/02)
Market Price	5.67%	(0.14)%	(5.42)%	2.62%	(1.44)%	3.94%
NAV	0.09%	3.50%	(0.89)%	3.23%	3.30%	4.42%
Bloomberg Municipal Long 22+ Bond Index	0.08%	4.26%	0.89%	2.96%	5.04%	4.41%	♦
ICE Long Duration National Municipal Securities Index**	(1.22)%	4.53%	—	—	4.28%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE Long Duration National Municipal Securities Index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance as the sector posted positive returns.

»	Security selection within taxable municipals contributed to performance, as select taxable municipals held within the Fund posted positive performance.

»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Exposure to the lease-backed sector detracted from performance, as the sector posted negative returns.

»	Security selection within the tobacco sector detracted from performance, as select securities held within the fund posted negative returns.

SEMIANNUAL REPORT	|	JUNE 30, 2024	13

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Cumulative Returns Through June 30, 2024

(in thousands)
$35.0
30.0
25.0
20.0
15.0
10.0
5.0
0
10/02
08/13
06/24
INDEX
$24,915
FUND'S NET
ASSET VALUE
$24,366
FUND MARKET
PRICE
$21,830
SECONDARY
INDEX
$10,967

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of June 30, 2024
†
§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	13.4%

Ad Valorem Property Tax	11.6%

Local or Guaranteed Housing	7.6%

Sales Tax Revenue	6.3%

Highway Revenue Tolls	5.1%

Electric Power & Light Revenue	4.9%

Natural Gas Revenue	4.5%

Industrial Revenue	4.2%

Tobacco Settlement Funded	4.0%

Lease (Appropriation)	3.9%

Water Revenue	3.8%

Port, Airport & Marina Revenue	3.4%

Income Tax Revenue	3.3%

Appropriations	2.9%

College & University Revenue	2.8%

Fuel Sales Tax Revenue	2.5%

Miscellaneous Revenue	2.1%

Nuclear Revenue	1.5%

Sewer Revenue	1.5%

Economic Development Revenue	1.3%

General Fund	1.1%

Charter School Aid	1.0%

Other	4.8%

U.S. Government Agencies	1.6%

Loan Participations and Assignments	0.7%

Short-Term Instruments	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2024
(1)

Market Price	$7.88

NAV	$8.10

Premium/(Discount) to NAV	(2.72)%

Market Price Distribution Rate (2)	5.03%

NAV Distribution Rate (2)	4.89%

Total Effective Leverage (3)	40.33%

Average Annual Total Return (1) for the period ended June 30, 2024

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 12/09/2022	Commencement of Operations (10/31/02)
Market Price	9.45%	3.28%	(3.70)%	2.48%	(4.22)%	3.67%
NAV	(0.01)%	3.31%	(1.24)%	3.32%	3.28%	4.20%
Bloomberg Municipal Long 22+ Bond Index	0.08%	4.26%	0.89%	2.96%	5.04%	4.30%
ICE Long Duration National Municipal Securities Index**	(1.22)%	4.53%	—	—	4.28%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

* Cumulative return.

** Secondary Index refers to ICE Long Duration National Municipal Securities Index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive performance.

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive performance.

»	Exposure to the housing sector contributed to performance, as the sector posted positive performance.

»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Exposure to the lease-backed sector detracted from performance, as the sector posted negative returns.

»	Security selection within the tobacco sector detracted from performance, as select securities held posted negative returns.

14	PIMCO CLOSED-END FUNDS

Index Descriptions

Index*	Index Description

Bloomberg CA Muni 22+ Year Index
The Bloomberg CA Muni 22+ Year Index is the long maturity California component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds. It is an unmanaged index representative of the tax-exempt bond market.

Bloomberg Municipal Long 22+ Bond Index	Bloomberg Municipal Long 22+ Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.

Bloomberg NY Muni 22+ Year Index
The Bloomberg NY Muni 22+ Year Index is the long maturity New York component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds. It is an unmanaged index representative of the tax-exempt bond market.

ICE California Long Duration Municipal Securities Index
ICE California Long Duration Municipal Securities Index is a subset of the ICE Long Duration National Municipal Securities Index including only securities issued within the State of California. The ICE Long Duration National Municipal Securities Index tracks the performance of long duration rated and unrated US dollar denominated tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

ICE Long Duration National Municipal Securities Index
ICE Long Duration National Municipal Securities Index tracks the performance of long duration rated and unrated US dollar denominated tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

ICE New York Long Duration Municipal Securities Index
ICE New York Long Duration Municipal Securities Index is a subset of the ICE Long Duration National Municipal Securities Index including only securities issued within the State of New York. The ICE Long Duration National Municipal Securities Index tracks the performance of long duration rated and unrated US dollar denominated tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	JUNE 30, 2024	15

Financial Highlights

		Investment Operations		Less Distributions to Preferred Shareholders (c)			Less Distributions to Common Shareholders (d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)	Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS (c)	Increase Resulting from Common Share Offering		Offering Cost Charged to Paid in Capital

PIMCO California Municipal Income Fund

01/01/2024 - 06/30/2024+	$10.66	$0.21	$(0.20)	$(0.10)	$0.00	$(0.09)	$(0.22)	$0.00	$0.00	$(0.22)	$0.12	$	N/A	$	N/A

12/31/2023	10.31	0.55	0.57	(0.37)	0.00	0.75	(0.24)	0.00	(0.19)	(0.43)	0.03		N/A		N/A

12/31/2022	14.08	0.65	(3.48)	(0.14)	0.00	(2.97)	(0.59)	(0.02)	(0.19)	(0.80)	0.00		N/A		N/A

12/31/2021	14.28	0.71	(0.12)	(0.01)	0.00	0.58	(0.78)	0.00	0.00	(0.78)	0.00		N/A		N/A

12/31/2020	14.20	0.74	0.20	(0.07)	0.00	0.87	(0.78)	(0.01)	0.00	(0.79)	0.00		N/A		N/A

12/31/2019	13.32	0.80	1.16	(0.16)	0.00	1.80	(0.92)	0.00	0.00	(0.92)	0.00		N/A		N/A

PIMCO California Municipal Income Fund II

01/01/2024 - 06/30/2024+	$6.81	$0.13	$(0.15)	$(0.05)	$0.00	$(0.07)	$(0.13)	$0.00	$0.00	$(0.13)	$0.06	$	N/A	$	N/A

12/31/2023	6.53	0.33	0.38	(0.22)	0.00	0.49	(0.16)	0.00	(0.10)	(0.26)	0.05		N/A		N/A

12/31/2022	9.11	0.39	(2.50)	(0.09)	0.00	(2.20)	(0.36)	0.00	(0.02)	(0.38)	0.00		N/A		N/A

12/31/2021	9.13	0.40	(0.04)	0.00	0.00	0.36	(0.38)	0.00	0.00	(0.38)	0.00		N/A		N/A

12/31/2020	8.98	0.41	0.17	(0.04)	0.00	0.54	(0.38)	(0.01)	0.00	(0.39)	0.00		N/A		N/A

12/31/2019	8.29	0.50	0.87	(0.10)	0.00	1.27	(0.42)	(0.16)	0.00	(0.58)	0.00		N/A		N/A

PIMCO California Municipal Income Fund III

01/01/2024 - 06/30/2024+	$7.89	$0.16	$(0.13)	$(0.07)	$0.00	$(0.04)	$(0.18)	$0.00	$0.00	$(0.18)	$0.08	$	N/A	$	N/A

12/31/2023	7.70	0.39	0.37	(0.25)	0.00	0.51	(0.27)	0.00	(0.08)	(0.35)	0.03		N/A		N/A

12/31/2022	10.20	0.48	(2.43)	(0.09)	0.00	(2.04)	(0.46)	0.00	0.00	(0.46)	0.00		N/A		N/A

12/31/2021	10.29	0.52	(0.15)	0.00	0.00	0.37	(0.46)	0.00	0.00	(0.46)	0.00		N/A		N/A

12/31/2020	10.20	0.52	0.09	(0.05)	0.00	0.56	(0.46)	(0.01)	0.00	(0.47)	0.00		N/A		N/A

12/31/2019	9.46	0.56	0.80	(0.11)	0.00	1.25	(0.51)	0.00	0.00	(0.51)	0.00		N/A		N/A

PIMCO New York Municipal Income Fund

01/01/2024 - 06/30/2024+	$8.98	$0.18	$(0.19)	$(0.07)	$0.00	$(0.08)	$(0.20)	$0.00	$0.00	$(0.20)	$0.08	$	N/A	$	N/A

12/31/2023	8.70	0.45	0.47	(0.29)	0.00	0.63	(0.15)	0.00	(0.25)	(0.40)	0.05		N/A		N/A

12/31/2022	12.13	0.48	(3.30)	(0.11)	0.00	(2.93)	(0.40)	0.00	(0.10)	(0.50)	0.00		N/A		N/A

12/31/2021	12.01	0.54	0.09	(0.01)	0.00	0.62	(0.50)	0.00	0.00	(0.50)	0.00		N/A		N/A

12/31/2020	12.15	0.60	(0.17)	(0.06)	0.00	0.37	(0.50)	(0.01)	0.00	(0.51)	0.00		N/A		N/A

12/31/2019	11.29	0.68	0.96	(0.13)	0.00	1.51	(0.65)	0.00	0.00	(0.65)	0.00		N/A		N/A

PIMCO New York Municipal Income Fund II

01/01/2024 - 06/30/2024+	$8.66	$0.18	$(0.20)	$(0.08)	$0.00	$(0.10)	$(0.18)	$0.00	$0.00	$(0.18)	$0.09	$	N/A	$	N/A

12/31/2023	8.29	0.44	0.55	(0.30)	0.00	0.69	(0.23)	0.00	(0.12)	(0.35)	0.03		N/A		N/A

12/31/2022	11.66	0.47	(3.25)	(0.11)	0.00	(2.89)	(0.48)	0.00	0.00	(0.48)	0.00		N/A		N/A

12/31/2021	11.50	0.48	0.17	(0.01)	0.00	0.64	(0.48)	0.00	0.00	(0.48)	0.00		N/A		N/A

12/31/2020	11.59	0.56	(0.12)	(0.05)	0.00	0.39	(0.48)	0.00	0.00	(0.48)	0.00		N/A		N/A

12/31/2019	10.67	0.63	0.93	(0.13)	0.00	1.43	(0.51)	0.00	0.00	(0.51)	0.00		N/A		N/A

PIMCO New York Municipal Income Fund III

01/01/2024 - 06/30/2024+	$6.88	$0.15	$(0.14)	$(0.08)	$0.00	$(0.07)	$(0.15)	$0.00	$0.00	$(0.15)	$0.09	$	N/A	$	N/A

12/31/2023	6.66	0.39	0.40	(0.30)	0.00	0.49	(0.10)	0.00	(0.20)	(0.30)	0.03		N/A		N/A

12/31/2022	9.20	0.42	(2.42)	(0.11)	0.00	(2.11)	(0.33)	0.00	(0.10)	(0.43)	0.00		N/A		N/A

12/31/2021	9.15	0.44	0.05	(0.01)	0.00	0.48	(0.43)	0.00	0.00	(0.43)	0.00		N/A		N/A

12/31/2020	9.29	0.48	(0.14)	(0.05)	0.00	0.29	(0.42)	0.00	(0.01)	(0.43)	0.00		N/A		N/A

12/31/2019	8.66	0.55	0.66	(0.13)	0.00	1.08	(0.41)	0.00	(0.04)	(0.45)	0.00		N/A		N/A

PIMCO Municipal Income Fund (Consolidated)

01/01/2024 - 06/30/2024+	$9.73	$0.23	$(0.26)	$(0.10)	$0.00	$(0.13)	$(0.25)	$0.00	$0.00	$(0.25)	$0.11	$	N/A	$	N/A

12/31/2023	9.51	0.61	0.43	(0.37)	0.00	0.67	(0.37)	0.00	(0.13)	(0.50)	0.05		N/A		N/A

12/31/2022	13.33	0.68	(3.71)	(0.14)	0.00	(3.17)	(0.65)	0.00	0.00	(0.65)	0.00		N/A		N/A

12/31/2021	13.22	0.71	0.06	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65)	0.00		N/A		N/A

12/31/2020	13.35	0.74	(0.07)	(0.07)	0.00	0.60	(0.65)	(0.08)	0.00	(0.73)	0.00		N/A		N/A

12/31/2019	12.36	0.81	1.07	(0.16)	0.00	1.72	(0.72)	(0.01)	0.00	(0.73)	0.00		N/A		N/A

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period (a)	Market Price End of Year or Period	Total Investment Return (e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (f)(g)		Expenses Excluding Waivers (f)(g)		Expenses Excluding Interest Expense (f)		Expenses Excluding Interest Expense and Waivers (f)		Net Investment Income (Loss) (f)		Portfolio Turnover Rate

$10.47	$9.42	3.42%	$198,690	3.24	%*	3.24	%*	1.38	%*	1.38	%*	4.14	%*	14%

10.66	9.32	(35.33)	202,306	2.16		2.16		1.34		1.34		5.43		28

10.31	15.07	(14.34)	195,462	1.78		1.78		1.26		1.26		5.73		28

14.08	18.58	7.99	266,321	1.44		1.44		1.20		1.20		5.05		11

14.28	17.98	(4.94)	269,561	1.67		1.67		1.22		1.22		5.28		15

14.20	19.86	29.47	267,390	2.09		2.09		1.18		1.18		5.75		16

$6.67	$5.85	3.12%	$215,277	3.44	%*	3.44	%*	1.37	%*	1.37	%*	3.09	%*	12%

6.81	5.80	(10.74)	219,490	2.29		2.29		1.37		1.37		5.12		25

6.53	6.79	(23.32)	210,581	1.77		1.77		1.29		1.29		5.49		27

9.11	9.35	7.99	293,165	1.41		1.41		1.21		1.21		4.44		11

9.13	9.03	(5.58)	293,591	1.62		1.62		1.23		1.23		4.68		19

8.98	10.00	36.01	288,138	1.99		1.99		1.18		1.18		5.61		16

$7.75	$7.18	(0.22)%	$174,244	3.29	%*	3.29	%*	1.35	%*	1.35	%*	4.06	%*	14%

7.89	7.37	(7.46)	177,348	2.33		2.33		1.36		1.36		5.20		30

7.70	8.35	(20.55)	172,972	1.80		1.80		1.27		1.27		5.71		28

10.20	11.10	13.11	228,733	1.45		1.45		1.21		1.21		5.06		13

10.29	10.25	(5.89)	230,271	1.68		1.68		1.23		1.23		5.13		13

10.20	11.41	25.66	227,745	2.12		2.12		1.20		1.20		5.59		16

$8.78	$7.83	2.20%	$69,113	2.58	%*	2.58	%*	1.36	%*	1.36	%*	4.11	%*	13%

8.98	7.86	(8.59)	70,675	1.48		1.48		1.39		1.39		5.16		45

8.70	9.03	(22.47)	68,397	1.49		1.49		1.24		1.24		4.90		45

12.13	12.29	9.70	95,190	1.25		1.25		1.20		1.20		4.44		23

12.01	11.68	(11.51)	94,059	1.52		1.52		1.23		1.23		5.13		26

12.15	13.80	24.04	95,010	1.97		1.97		1.19		1.19		5.74		25

$8.47	$7.41	(0.03)%	$94,922	3.29	%*	3.29	%*	1.49	%*	1.49	%*	4.22	%*	15%

8.66	7.59	0.12	97,066	2.13		2.13		1.43		1.43		5.34		46

8.29	7.95	(26.06)	92,937	1.93		1.93		1.38		1.38		5.10		42

11.66	11.35	8.87	130,581	1.57		1.57		1.31		1.31		4.18		14

11.50	10.87	(5.82)	128,709	1.84		1.84		1.35		1.35		4.97		22

11.59	12.07	20.57	129,596	2.16		2.16		1.27		1.27		5.62		17

$6.75	$5.90	1.51%	$38,764	3.07	%*	3.07	%*	1.68	%*	1.68	%*	4.44	%*	14%

6.88	5.96	(8.35)	39,552	1.73		1.73		1.73		1.73		5.91		58

6.66	6.83	(22.40)	38,240	1.69		1.69		1.55		1.55		5.64		38

9.20	9.31	8.99	52,786	1.62		1.62		1.49		1.49		4.78		16

9.15	8.93	(2.75)	52,414	1.80		1.80		1.49		1.49		5.32		27

9.29	9.63	16.76	53,135	2.19		2.19		1.47		1.47		6.06		14

$9.46	$9.17	0.96%	$248,450	3.23	%*	3.23	%*	1.41	%*	1.41	%*	4.96	%*	11%

9.73	9.33	(5.62)	255,236	1.98		1.98		1.35		1.35		6.49		36

9.51	10.43	(27.24)	248,707	1.67		1.67		1.26		1.26		6.38		36

13.33	15.22	15.11	347,062	1.36		1.36		1.19		1.19		5.33		18

13.22	13.85	(2.99)	343,020	1.59		1.59		1.23		1.23		5.71		21

13.35	15.10	26.76	345,113	1.92		1.92		1.18		1.18		6.20		16

SEMIANNUAL REPORT	|	JUNE 30, 2024	17

Financial Highlights	(Cont.)

		Investment Operations		Less Distributions to Preferred Shareholders (c)			Less Distributions to Common Shareholders (d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)	Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS (c)	Increase Resulting from Common Share Offering		Offering Cost Charged to Paid in Capital

PIMCO Municipal Income Fund II (Consolidated)

01/01/2024 - 06/30/2024+	$9.01	$0.20	$(0.20)	$(0.06)	$0.00	$(0.06)	$(0.24)	$0.00	$0.00	$(0.24)	$0.07	$	N/A	$	N/A

12/31/2023	8.76	0.52	0.40	(0.25)	0.00	0.67	(0.30)	0.00	(0.17)	(0.47)	0.05		0.00		0.00

12/31/2022	12.37	0.60	(3.43)	(0.10)	0.00	(2.93)	(0.60)	0.00	(0.11)	(0.71)	0.00		0.03		0.00

12/31/2021	12.42	0.66	0.00	0.00	0.00	0.66	(0.71)	0.00	0.00	(0.71)	0.00		N/A		N/A

12/31/2020	12.50	0.69	(0.01)	(0.05)	0.00	0.63	(0.71)	0.00	0.00	(0.71)	0.00		N/A		N/A

12/31/2019	11.62	0.77	1.01	(0.12)	0.00	1.66	(0.78)	0.00	0.00	(0.78)	0.00		N/A		N/A

PIMCO Municipal Income Fund III (Consolidated)

01/01/2024 - 06/30/2024+	$8.30	$0.19	$(0.20)	$(0.07)	$0.00	$(0.08)	$(0.20)	$0.00	$0.00	$(0.20)	$0.08	$	N/A	$	N/A

12/31/2023	8.02	0.49	0.41	(0.26)	0.00	0.64	(0.30)	0.00	(0.10)	(0.40)	0.04		N/A		N/A

12/31/2022	11.41	0.57	(3.31)	(0.10)	0.00	(2.84)	(0.55)	0.00	0.00	(0.55)	0.00		N/A		N/A

12/31/2021	11.36	0.59	0.01	0.00	0.00	0.60	(0.55)	0.00	0.00	(0.55)	0.00		N/A		N/A

12/31/2020	11.34	0.62	0.01	(0.05)	0.00	0.58	(0.55)	(0.01)	0.00	(0.56)	0.00		N/A		N/A

12/31/2019	10.49	0.72	0.87	(0.12)	0.00	1.47	(0.62)	0.00	0.00	(0.62)	0.00		N/A		N/A

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period (a)	Market Price End of Year or Period	Total Investment Return (e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (f)(g)		Expenses Excluding Waivers (f)(g)		Expenses Excluding Interest Expense (f)		Expenses Excluding Interest Expense and Waivers (f)		Net Investment Income (Loss) (f)		Portfolio Turnover Rate

$8.78	$8.53	5.67%	$583,090	3.16	%*	3.16	%*	1.25	%*	1.25	%*	4.46	%*	10%

9.01	8.30	(2.97)	598,635	2.28		2.28		1.22		1.22		5.97		35

8.76	9.04	(33.71)	578,039	1.77		1.77		1.14		1.14		6.08		33

12.37	14.61	7.47	783,316	1.30		1.30		1.08		1.08		5.32		13

12.42	14.30	(4.81)	782,327	1.59		1.59		1.11		1.11		5.70		20

12.50	15.87	25.88	782,682	2.06		2.06		1.06		1.06		6.25		12

$8.10	$7.88	9.45%	$270,641	3.23	%*	3.23	%*	1.31	%*	1.31	%*	4.81	%*	12%

8.30	7.39	(10.64)	277,608	2.25		2.25		1.32		1.32		6.07		40

8.02	8.71	(27.40)	267,714	1.76		1.76		1.22		1.22		6.32		32

11.41	12.75	12.32	379,521	1.37		1.37		1.15		1.15		5.18		9

11.36	11.89	(0.54)	376,741	1.64		1.64		1.18		1.18		5.57		25

11.34	12.58	19.03	374,805	2.04		2.04		1.14		1.14		6.48		14

SEMIANNUAL REPORT	|	JUNE 30, 2024	19

Financial Highlights	(Cont.)

Ratios/Supplemental Data

	ARPS				RVMTP (5)
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per RVMTP (4)

PIMCO California Municipal Income Fund
01/01/2024 - 06/30/2024+	$600,000	$61,075	$25,000	N/A	$136,600,000	$244,300	$100,000	N/A
12/31/2023	109,900,000	59,968	25,000	N/A	34,600,000	239,870	100,000	N/A
12/31/2022	120,625,000	58,655	25,000	N/A	24,400,000	234,620	100,000	N/A
12/31/2021	120,625,000	69,408	25,000	N/A	29,300,000	277,630	100,000	N/A
12/31/2020	120,625,000	69,948	25,000	N/A	29,300,000	279,790	100,000	N/A
12/31/2019	120,625,000	69,580	25,000	N/A	29,300,000	278,320	100,000	N/A

PIMCO California Municipal Income Fund II
01/01/2024 - 06/30/2024+	$1,475,000	$61,193	$25,000	N/A	$146,700,000	$244,770	$100,000	N/A
12/31/2023	97,875,000	60,470	25,000	N/A	56,700,000	241,880	100,000	N/A
12/31/2022	128,675,000	58,680	25,000	N/A	27,500,000	234,720	100,000	N/A
12/31/2021	128,675,000	69,970	25,000	N/A	34,300,000	279,880	100,000	N/A
12/31/2020	128,675,000	70,035	25,000	N/A	34,300,000	280,140	100,000	N/A
12/31/2019	128,675,000	69,188	25,000	N/A	34,300,000	276,750	100,000	N/A

PIMCO California Municipal Income Fund III
01/01/2024 - 06/30/2024+	$1,125,000	$61,258	$25,000	N/A	$118,600,000	$245,030	$100,000	N/A
12/31/2023	86,775,000	60,620	25,000	N/A	37,600,000	242,480	100,000	N/A
12/31/2022	97,875,000	59,578	25,000	N/A	27,100,000	238,310	100,000	N/A
12/31/2021	97,875,000	70,755	25,000	N/A	27,100,000	283,020	100,000	N/A
12/31/2020	97,875,000	71,063	25,000	N/A	27,100,000	284,250	100,000	N/A
12/31/2019	97,875,000	70,545	25,000	N/A	27,100,000	282,180	100,000	N/A

PIMCO New York Municipal Income Fund
01/01/2024 - 06/30/2024+	$475,000	$66,500	$25,000	N/A	$41,000,000	$266,000	$100,000	N/A
12/31/2023	33,400,000	77,838	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2022	41,025,000	66,640	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2021	41,025,000	83,005	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	41,025,000	82,318	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2019	41,025,000	82,875	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO New York Municipal Income Fund II
01/01/2024 - 06/30/2024+	$550,000	$61,130	$25,000	N/A	$64,900,000	$244,520	$100,000	N/A
12/31/2023	51,100,000	61,733	25,000	N/A	14,900,000	246,930	100,000	N/A
12/31/2022	58,000,000	56,845	25,000	N/A	14,900,000	227,380	100,000	N/A
12/31/2021	58,000,000	66,323	25,000	N/A	21,000,000	265,290	100,000	N/A
12/31/2020	58,000,000	65,730	25,000	N/A	21,000,000	262,920	100,000	N/A
12/31/2019	58,000,000	66,003	25,000	N/A	21,000,000	264,010	100,000	N/A

PIMCO New York Municipal Income Fund III
01/01/2024 - 06/30/2024+	$75,000	$62,023	$25,000	N/A	$26,000,000	$248,090	$100,000	N/A
12/31/2023	26,025,000	62,943	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2022	29,450,000	57,425	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2021	29,450,000	69,808	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	29,450,000	69,493	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2019	29,450,000	70,100	25,000	N/A	N/A	N/A	100,000	N/A

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

	ARPS				RVMTP (5)
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per RVMTP (4)

PIMCO Municipal Income Fund (Consolidated)
01/01/2024 - 06/30/2024+	$2,500,000	$60,315	$25,000	N/A	$172,600,000	$241,260	$100,000	N/A
12/31/2023	145,125,000	59,698	25,000	N/A	38,600,000	238,790	100,000	N/A
12/31/2022	166,700,000	58,598	25,000	N/A	18,200,000	234,390	100,000	N/A
12/31/2021	166,700,000	70,665	25,000	N/A	23,300,000	282,660	100,000	N/A
12/31/2020	166,700,000	70,133	25,000	N/A	23,300,000	280,530	100,000	N/A
12/31/2019	166,700,000	70,395	25,000	N/A	23,300,000	281,580	100,000	N/A

PIMCO Municipal Income Fund II (Consolidated)
01/01/2024 - 06/30/2024+	$6,425,000	$62,863	$25,000	N/A	$377,200,000	$251,450	$100,000	N/A
12/31/2023	239,650,000	66,098	25,000	N/A	124,200,000	264,390	100,000	N/A
12/31/2022	298,275,000	64,345	25,000	N/A	68,700,000	257,380	100,000	N/A
12/31/2021	298,275,000	78,363	25,000	N/A	68,700,000	313,450	100,000	N/A
12/31/2020	298,275,000	78,293	25,000	N/A	68,700,000	313,170	100,000	N/A
12/31/2019	298,275,000	78,308	25,000	N/A	68,700,000	313,230	100,000	N/A

PIMCO Municipal Income Fund III (Consolidated)
01/01/2024 - 06/30/2024+	$1,175,000	$61,765	$25,000	N/A	$182,200,000	$247,060	$100,000	N/A
12/31/2023	129,425,000	61,958	25,000	N/A	58,200,000	247,830	100,000	N/A
12/31/2022	154,700,000	60,383	25,000	N/A	34,300,000	241,530	100,000	N/A
12/31/2021	154,700,000	75,200	25,000	N/A	34,300,000	300,800	100,000	N/A
12/31/2020	154,700,000	74,833	25,000	N/A	34,300,000	299,330	100,000	N/A
12/31/2019	154,700,000	74,565	25,000	N/A	34,300,000	298,260	100,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)	Auction Rate Preferred Shareholders (“ARPS”). See Note 12, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.
(d)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, interest paid to RVMTP shareholders and the amortization of debt issuance costs of RVMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 12, Preferred Shares in the Notes to Financial Statements for more information.

1
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP, expressed as a dollar amount per ARPS or RVMTP.

2
“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

3
The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 12, Preferred Shares, in the Notes to Financial Statements for more information.

4
The RVMTP have no readily ascertainable market value. The liquidation value of the RVMTP represents its liquidation preference, which approximates fair value of the shares less any unamortized debt issuance costs. See Note 12, in the Notes to Financial Statements for more information.

5	Prior to July 14, 2021, RVMTP Shares were Variable Rate MuniFund Term Preferred Shares. See Note 12, Preferred Shares.

SEMIANNUAL REPORT	|	JUNE 30, 2024	21

Statements of Assets and Liabilities	June 30, 2024	(Unaudited)

(Amounts in thousands † , except per share amounts)	PIMCO California Municipal Income Fund	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

Assets:

Investments, at value
Investments in securities*	$336,304	$364,582	$296,934	$109,998	$159,390	$64,507
Cash	98	1	0	1	0	1
Interest and/or dividends receivable	4,279	4,156	3,413	1,095	1,688	637
Other assets	165	89	79	31	42	19
Total Assets	340,846	368,828	300,426	111,125	161,120	65,164

Liabilities:
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value**	$136,258	$146,298	$118,269	$40,903	$64,694	$25,909
Payable for investments purchased	3,485	3,800	5,106	0	0	0
Distributions payable to common shareholders	683	693	664	264	331	142
Distributions payable to auction rate preferred shareholders	0	1	0	0	0	0
Accrued management fees	182	196	161	65	90	43
Other liabilities	948	1,088	857	305	533	231
Total Liabilities	141,556	152,076	125,057	41,537	65,648	26,325

Commitments and Contingent Liabilities ^

Auction Rate Preferred Shares ^^	600	1,475	1,125	475	550	75

Net Assets Applicable to Common Shareholders	$198,690	$215,277	$174,244	$69,113	$94,922	$38,764

Net Assets Applicable to Common Shareholders Consist of:

Par value ^^^	$0	$0	$0	$0	$0	$0
Paid in capital in excess of par	221,135	232,545	194,569	81,589	111,579	44,967
Distributable earnings (accumulated loss)	(22,445)	(17,268)	(20,325)	(12,476)	(16,657)	(6,203)

Net Assets Applicable to Common Shareholders	$198,690	$215,277	$174,244	$69,113	$94,922	$38,764

Net Asset Value Per Common Share (a)	$10.47	$6.67	$7.75	$8.78	$8.47	$6.75

Common Shares Outstanding	18,981	32,253	22,488	7,868	11,209	5,747

Auction Rate Preferred Shares Issued and Outstanding	0	0	0	0	0	0

Cost of investments in securities	$334,771	$357,083	$296,208	$110,633	$159,461	$64,114

* Includes repurchase agreements of:	$0	$969	$2,955	$140	$2,032	$671

** Includes unamortized debt issuance cost of	$342	$402	$331	$97	$206	$91

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.00001 par value and $25,000 liquidation preference per share)
^^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Assets and Liabilities	June 30, 2024	(Unaudited)

(Amounts in thousands † , except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III

Assets:

Investments, at value
Investments in securities*	$423,478	$974,788	$454,053
Cash	425	1,010	465
Receivable for investments sold	0	0	13
Interest and/or dividends receivable	5,078	11,450	5,400
Other assets	156	310	149
Total Assets	429,137	987,558	460,080

Liabilities:

Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$0	$7,584	$0
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value**	172,209	376,477	181,773
Payable for investments purchased	1,357	3,005	1,454
Payable for unfunded loan commitments	2,284	5,409	2,427
Distributions payable to common shareholders	1,103	2,624	1,103
Distributions payable to auction rate preferred shareholders	1	2	1
Accrued management fees	229	507	245
Other liabilities	1,204	2,435	1,261
Total Liabilities	178,387	398,043	188,264

Commitments and Contingent Liabilities ^

Auction Rate Preferred Shares ^^	2,500	6,425	1,175

Net Assets Applicable to Common Shareholders	$248,250	$583,090	$270,641

Net Assets Applicable to Common Shareholders Consist of:

Par value ^^^	$0	$1	$0
Paid in capital in excess of par	289,439	675,277	314,257
Distributable earnings (accumulated loss)	(41,189)	(92,188)	(43,616)

Net Assets Applicable to Common Shareholders	$248,250	$583,090	$270,641

Net Asset Value Per Common Share (a)	$9.46	$8.78	$8.10

Common Shares Outstanding	26,254	66,417	33,428

Auction Rate Preferred Shares Issued and Outstanding	0	0	0

Cost of investments in securities	$425,546	$970,134	$452,609

* Includes repurchase agreements of:	$2,160	$5,945	$886

** Includes unamortized debt issuance cost of	$391	$723	$427

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.00001 par value and $25,000 liquidation preference per share)
^^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	23

Statements of Operations

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands † )	PIMCO California Municipal Income Fund	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

Investment Income:

Interest	$7,248	$7,806	$6,334	$2,290	$3,524	$1,437
Miscellaneous income	1	1	1	0	0	0
Total Income	7,249	7,807	6,335	2,290	3,524	1,437

Expenses:

Management fees	1,182	1,276	1,046	401	582	274
Trustee fees and related expenses	18	20	16	6	9	4
Interest expense	1,823	2,199	1,675	418	846	266
Auction agent fees and commissions	144	153	94	48	95	33
Auction rate preferred shares related expenses	12	12	11	11	12	11
Total Expenses	3,179	3,660	2,842	884	1,544	588

Net Investment Income (Loss)	4,070	4,147	3,493	1,406	1,980	849

Net Realized Gain (Loss):

Investments in securities	(617)	(482)	(549)	(168)	(402)	(136)

Net Realized Gain (Loss)	(617)	(482)	(549)	(168)	(402)	(136)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(3,270)	(3,966)	(2,313)	(1,300)	(1,869)	(720)

Net Change in Unrealized Appreciation (Depreciation)	(3,270)	(3,966)	(2,313)	(1,300)	(1,869)	(720)

Net Increase (Decrease) in Net Assets Resulting from Operations	$183	$(301)	$631	$(62)	$(291)	$(7)

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Realized Capital Gains	$(1,885)	$(1,679)	$(1,502)	$(577)	$(880)	$(445)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(1,702)	$(1,980)	$(871)	$(639)	$(1,171)	$(452)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands † )	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III

Investment Income:

Interest	$10,084	$22,560	$10,788
Total Income	10,084	22,560	10,788

Expenses:

Management fees	1,491	3,234	1,589
Trustee fees and related expenses	23	56	25
Interest expense	2,246	5,541	2,575
Auction agent fees and commissions	205	293	138
Auction rate preferred shares related expenses	12	12	11
Miscellaneous expense	1	1	1
Total Expenses	3,978	9,137	4,339

Net Investment Income (Loss)	6,106	13,423	6,449

Net Realized Gain (Loss):

Investments in securities	895	3,021	1,442

Net Realized Gain (Loss)	895	3,021	1,442

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(7,983)	(16,766)	(8,580)

Net Change in Unrealized Appreciation (Depreciation)	(7,983)	(16,766)	(8,580)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(982)	$(322)	$(689)

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Realized Capital Gains	$(2,505)	$(4,147)	$(2,224)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(3,487)	$(4,469)	$(2,913)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	JUNE 30, 2024	25

Statements of Changes in Net Assets

	PIMCO California Municipal Income Fund		PIMCO California Municipal Income Fund II

(Amounts in thousands † )	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,070	$10,492	$4,147	$10,675
Net realized gain (loss)	(617)	(4,648)	(482)	(5,692)
Net change in unrealized appreciation (depreciation)	(3,270)	15,447	(3,966)	17,630

Net Increase (Decrease) in Net Assets Resulting from Operations	183	21,291	(301)	22,613

Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(1,885)	(6,998)	(1,679)	(7,129)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(1,702)	14,293	(1,980)	15,484

Distributions to Common Shareholders:
From net investment income and/or net realized capital gains	(4,100)	(4,534)	(4,161)	(5,001)
Tax basis return of capital	0	(3,665)	0	(3,320)

Total Distributions to Common Shareholders (a)	(4,100)	(8,199)	(4,161)	(8,321)

Auction-Rate Preferred Share Transactions:

Net Increase (Decrease) resulting from tender of Auction Rate Preferred Shares	2,186	590	1,928	1,694

Common Share Transactions*:

Issued as reinvestment of distributions	0	160	0	52

Total increase (decrease) in net assets applicable to common shareholders	(3,616)	6,844	(4,213)	8,909

Net Assets Applicable to Common Shareholders:

Beginning of period	202,306	195,462	219,490	210,581
End of period	$198,690	$202,306	$215,277	$219,490

* Common Share Transactions:

Shares issued as reinvestment of distributions	0	14	0	7

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund III		PIMCO New York Municipal Income Fund		PIMCO New York Municipal Income Fund II		PIMCO New York Municipal Income Fund III

Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$3,493	$8,856	$1,406	$3,515	$1,980	$4,978	$849	$2,248
(549)	(3,759)	(168)	(2,953)	(402)	(3,210)	(136)	(1,444)
(2,313)	12,099	(1,300)	6,707	(1,869)	9,278	(720)	3,724

631	17,196	(62)	7,269	(291)	11,046	(7)	4,528

(1,502)	(5,655)	(577)	(2,313)	(880)	(3,329)	(445)	(1,701)

(871)	11,541	(639)	4,956	(1,171)	7,717	(452)	2,827

(3,980)	(6,169)	(1,582)	(1,197)	(1,984)	(2,581)	(855)	(556)
0	(1,788)	0	(1,966)	0	(1,387)	0	(1,154)

(3,980)	(7,957)	(1,582)	(3,163)	(1,984)	(3,968)	(855)	(1,710)

1,713	611	659	419	1,011	380	519	188

34	181	0	66	0	0	0	7

(3,104)	4,376	(1,562)	2,278	(2,144)	4,129	(788)	1,312

177,348	172,972	70,675	68,397	97,066	92,937	39,552	38,240
$174,244	$177,348	$69,113	$70,675	$94,922	$97,066	$38,764	$39,552

4	23	0	7	0	0	0	1

SEMIANNUAL REPORT	|	JUNE 30, 2024	27

Consolidated Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II		PIMCO Municipal Income Fund III

(Amounts in thousands † )	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,106	$16,049	$13,423	$34,479	$6,449	$16,227
Net realized gain (loss)	895	(13,462)	3,021	(32,858)	1,442	(18,254)
Net change in unrealized appreciation (depreciation)	(7,983)	24,752	(16,766)	60,084	(8,580)	32,194

Net Increase (Decrease) in Net Assets Resulting from Operations	(982)	27,339	(322)	61,705	(689)	30,167
Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(2,505)	(9,566)	(4,147)	(16,754)	(2,224)	(8,784)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(3,487)	17,773	(4,469)	44,951	(2,913)	21,383

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(6,613)	(9,815)	(15,741)	(20,242)	(6,619)	(9,970)
Tax basis return of capital	0	(3,390)	0	(11,189)	0	(3,266)

Total Distributions to Common Shareholders (a)	(6,613)	(13,205)	(15,741)	(31,431)	(6,619)	(13,236)

Auction-Rate Preferred Share Transactions:

Net Increase (Decrease) resulting from tender of Auction Rate Preferred Shares	2,852	1,187	4,665	3,224	2,565	1,390

Common Share Transactions*:

Net proceeds from at-the-market offering	0	0	0	1,377	0	0
Issued as reinvestment of distributions	262	773	0	2,475	0	357

Total increase (decrease) in net assets applicable to common shareholders	(6,986)	6,528	(15,545)	20,596	(6,967)	9,894

Net Assets Applicable to Common Shareholders:

Beginning of period	255,236	248,707	598,635	578,039	277,608	267,714
End of period	$248,250	$255,236	$583,090	$598,635	$270,641	$277,608

* Common Share Transactions:

Shares sold	0	0	0	149	0	0
Shares issued as reinvestment of distributions	28	78	0	278	0	42

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands † )	PIMCO California Municipal Income Fund	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$183	$(301)	$631	$(62)	$(291)	$(7)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for)

Operating Activities:

Purchases of long-term securities	(46,072)	(50,280)	(45,538)	(23,649)	(27,257)	(11,550)
Proceeds from sales of long-term securities	47,067	41,767	41,192	14,077	24,455	8,814
(Purchases) Proceeds from sales of short-term portfolio investments, net	2,454	11,081	4,180	2,399	3,626	1,061
(Increase) decrease in receivable for investments sold	0	0	0	1,032	1,296	1,659
(Increase) decrease in interest and/or dividends receivable	(29)	(102)	(117)	(233)	(113)	(78)
(Increase) decrease in other assets	0	0	(1)	0	0	0
Increase (decrease) in payable for investments purchased	3,485	3,800	5,106	(1,689)	(1,689)	0
Increase (decrease) in accrued management fees	(30)	(33)	(26)	(5)	(14)	(6)
Increase (decrease) in other liabilities	784	811	682	285	480	217
Net Realized (Gain) Loss
Investments in securities	617	482	549	168	402	136
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	3,270	3,966	2,313	1,300	1,869	720
Net amortization (accretion) on investments	(159)	(535)	(272)	(59)	(107)	(107)
Amortization of debt issuance cost	(17)	(7)	(14)	4	16	4

Net Cash Provided by (Used for) Operating Activities	11,553	10,649	8,685	(6,432)	2,673	863

Cash Flows Received from (Used for) Financing Activities:

Payments resulting from tender of Auction Rate Preferred Shares	(107,114)	(94,472)	(83,937)	(32,266)	(49,539)	(25,431)
Cash distributions paid to common shareholders *	(4,100)	(4,161)	(3,945)	(1,582)	(1,984)	(856)
Cash distributions paid to auction rate preferred shareholders	(2,020)	(1,801)	(1,590)	(617)	(940)	(481)
Proceeds on Remarketable Variable Rate MuniFund Term Preferred Shares Net	101,778	89,786	80,786	40,898	49,789	25,905

Net Cash Received from (Used for) Financing Activities	(11,456)	(10,648)	(8,686)	6,433	(2,674)	(863)

Net Increase (Decrease) in Cash and Foreign Currency	97	1	(1)	1	(1)	0

Cash and Foreign Currency:

Beginning of period	1	0	1	0	1	1
End of period	$98	$1	$0	$1	$0	$1

*Reinvestment of distributions to common shareholders	$0	$0	$34	$0	$0	$0

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,350	$1,689	$1,273	$254	$600	$161

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	JUNE 30, 2024	29

Consolidated Statements of Cash Flows

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands † )	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(982)	$(322)	$(689)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(47,686)	(109,275)	(55,425)
Proceeds from sales of long-term securities	62,483	97,075	66,010
(Purchases) Proceeds from sales of short-term portfolio investments, net	(312)	(4,958)	(475)
(Increase) decrease in receivable for investments sold	0	0	1
(Increase) decrease in interest and/or dividends receivable	(65)	(631)	(137)
(Increase) decrease in other assets	(39)	(91)	(25)
Increase (decrease) in payable for investments purchased	(4,518)	3,005	(4,421)
Increase (decrease) in payable for unfunded loan commitments	(711)	(1,679)	(768)
Increase (decrease) in accrued management fees	(39)	(65)	(40)
Increase (decrease) in other liabilities	962	1,863	992
Net Realized (Gain) Loss
Investments in securities	(895)	(3,021)	(1,442)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	7,983	16,766	8,580
Net amortization (accretion) on investments	(715)	(1,497)	(748)
Amortization of debt issuance cost	(17)	(43)	(20)

Net Cash Provided by (Used for) Operating Activities	15,449	(2,873)	11,393

Cash Flows Received from (Used for) Financing Activities:

Payments resulting from tender of Auction Rate Preferred Shares	(139,773)	(228,560)	(125,685)
Cash distributions paid to common shareholders*	(6,349)	(15,741)	(6,619)
Cash distributions paid to auction rate preferred shareholders	(2,676)	(4,435)	(2,377)
Payments on tender option bond transactions	0	2	0
Proceeds on Remarketable Variable Rate MuniFund Term Preferred Shares Net	133,774	252,616	123,752

Net Cash Received from (Used for) Financing Activities	(15,024)	3,882	(10,929)

Net Increase (Decrease) in Cash and Foreign Currency	425	1,009	464

Cash and Foreign Currency:

Beginning of period	0	1	1
End of period	$425	$1,010	$465

* Reinvestment of distributions to common shareholders	$262	$0	$0

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,626	$4,217	$1,945

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Income Fund	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 169.3%

MUNICIPAL BONDS & NOTES 167.4%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	$850	$51

CALIFORNIA 151.1%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.000% due 10/01/2052 (c)	2,200	580

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.375% due 10/01/2049 (d)	2,890	1,628

Alameda Unified School District-Alameda County, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	850	945

Alhambra Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2047	870	972

Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023
4.250% due 08/01/2050	2,500	2,516

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (c)	680	213

Bay Area Toll Authority, California Revenue Bonds, Series 2017
5.000% due 04/01/2056	1,750	1,847

Bay Area Toll Authority, California Revenue Bonds, Series 2023
4.125% due 04/01/2054	1,700	1,700

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,500	1,493

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,000	2,138

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	1,225	1,069

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	1,000	825

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	869

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,085	1,086

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (c)	7,000	1,083

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	4,700	855

California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,250
5.000% due 10/01/2048	1,000	1,036

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,316

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,960	3,026
5.000% due 08/15/2055	6,000	6,095

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,400	1,396
4.000% due 11/01/2044	1,000	990
4.000% due 11/01/2051	2,500	2,413

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 08/15/2050	$4,000	$3,888

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	2,500	2,420

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 11/15/2044	1,700	1,894

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.330% due 02/01/2042	1,000	1,005

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	2,000	2,000

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,300	1,304
6.000% due 03/01/2053	2,000	1,998
7.000% due 03/01/2053	500	498

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	5,250	406
4.000% due 11/01/2055	915	846
8.000% due 01/01/2050	1,650	1,715

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	1,700	1,807

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2046	700	691

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	514
5.000% due 06/01/2048	1,370	1,424

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (e)	1,200	1,016

California Municipal Finance Authority Revenue Bonds, Series 2024
5.750% due 05/01/2054	235	241
6.000% due 01/01/2039	2,000	2,105

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.125% due 09/01/2059	675	697

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	2,600	2,743

California School Finance Authority Revenue Bonds, Series 2019
5.000% due 07/01/2054	1,000	1,013

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	2,500	2,862

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	2,750	2,755

California State General Obligation Bonds, Series 2021
5.000% due 09/01/2041	1,500	1,660

California State General Obligation Bonds, Series 2022
4.000% due 09/01/2042	1,350	1,376
4.000% due 04/01/2049	2,250	2,243

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	1,800	1,831

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	8,131

California State University Revenue Bonds, Series 2023
5.000% due 11/01/2044	1,000	1,127

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	1,000	1,082

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,003
4.000% due 07/01/2043	350	349
4.000% due 07/01/2047	1,750	1,713

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	$225	$219
5.000% due 12/01/2046	5,700	5,741

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,000
5.000% due 03/01/2048	1,700	1,725
5.500% due 12/01/2058	1,775	1,820

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,785	1,572

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	1,910	1,951

Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,445	1,583

Chino Valley Unified School District, California General Obligation Bonds, Series 2020
5.000% due 08/01/2055	2,000	2,126

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (c)	1,395	878
0.000% due 08/01/2042 (c)	1,500	692

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	2,500	1,754
4.000% due 08/01/2047	595	499

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	750	631

Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	1,500	1,646

Corona Norco Unified School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047	1,650	1,653

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	362
3.400% due 10/01/2046	450	374
4.000% due 08/01/2056	250	220
4.000% due 10/01/2056	600	455

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	2,000	1,110

Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2022
4.950% due 12/01/2046	340	351

Desert Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,250	1,229

El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2052	1,600	1,730

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034	8,170	8,185

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,006

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,315	1,316

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	860	803

Fresno Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,410	2,396

Glendale Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2050	1,500	1,503

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	31

Schedule of Investments	PIMCO California Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	$20,500	$2,288

Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	1,984

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,400	3,410

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,000	1,909

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	2,000	2,002

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/01/2049 (a)	1,350	1,301

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2053	2,000	1,997

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,042

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021
4.000% due 06/01/2037	1,750	1,850

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,500	1,502

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2050	2,185	2,075

Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2048	2,500	2,704

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,335	1,452

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.250% due 07/01/2047	2,500	2,803

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	10,345	13,123

Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured), Series 2024
4.000% due 06/01/2049 (a)	1,900	1,845

Manteca Unified School District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2045	880	882

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	3,000	3,020

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,000	1,963

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	2,650	2,657

Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	2,550	2,542

Oceanside Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2041	1,020	1,034

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2051	500	497

Ontario Montclair School District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2046	1,650	1,712

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2052	1,275	1,302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	$1,750	$1,739

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,300	1,284

Redwood City School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,900	2,087

Richmond, California Wastewater Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,350	1,353

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2045 (c)	1,650	610

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054 (a)	350	353

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	1,008

Riverside County, California Transportation Commission Revenue Bonds, Series 2013
0.000% due 06/01/2042 (c)	1,000	457

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,125	1,134
4.000% due 06/01/2047	1,500	1,437

Riverside, California Electric Revenue Bonds, Series 2024
5.000% due 10/01/2049	2,500	2,782

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	4,250	4,283

Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2049	1,400	1,361

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,650	1,720
5.000% due 09/01/2047	450	462

Sacramento Municipal Utility District, California Revenue Bonds, Series 2023
5.000% due 08/15/2048	500	554

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2050	1,500	1,303

San Bernardino Community College District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2049	3,300	3,591

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2053	3,350	3,670

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,750	2,608
5.000% due 07/01/2051	2,215	2,301

San Diego Housing Authority, Inc., California Revenue Bonds, (FHLMC Insured), Series 2024
4.200% due 06/01/2040	2,000	2,008

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022
5.000% due 05/15/2047	1,000	1,102

San Diego Unified School District, California General Obligation Bonds, Series 2020
4.000% due 07/01/2050	1,000	980

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,500	4,389
5.000% due 07/01/2048	1,000	1,106

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	2,000	2,098
5.000% due 05/01/2050	1,900	1,991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	$1,700	$1,866

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	825	825

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,100	1,182

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023
5.250% due 11/01/2052	1,250	1,406

San Jose Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2052	1,700	1,867

San Juan Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,700	1,687

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (c)	3,000	2,113

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018
4.000% due 07/15/2052	1,650	1,654

Santa Clarita Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,000	1,960

Santa Monica, California Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,190	1,206

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (c)	1,000	522

South San Francisco Unified School District, California General Obligation Bonds, Series 2023
4.000% due 09/01/2052	1,000	1,000

Southwestern Community College District, California General Obligation Bonds, Series 2021
4.000% due 08/01/2046	4,300	4,313

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2047	1,690	1,859

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	2,025	2,187

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	15,900	2,605

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	4,000	756

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2048	1,750	1,797

University of California Revenue Bonds, Series 2018
5.000% due 05/15/2048	5,000	5,247

University of California Revenue Bonds, Series 2022
5.000% due 05/15/2052	5,100	5,550

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,250	2,951

Victor Valley Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2051	660	719

Washington Township Health Care District, California General Obligation Bonds, Series 2015
4.000% due 08/01/2045	2,500	2,452

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.500% due 08/01/2053	1,350	1,505

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	2,000	1,998

		300,122

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	$2,715	$2,327
7.120% due 10/01/2038	480	462

		2,789

ILLINOIS 3.3%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,005

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,500	1,561

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	2,029

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,046

		6,641

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.817% due 12/20/2036	1,968	1,989

NEW YORK 0.3%

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	525	505

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	650	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 0.7%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	$1,170	$1,287

PUERTO RICO 8.6%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	20,400	1,420

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	2,164	1,328
0.000% due 11/01/2051	2,586	1,504

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,250	836
4.000% due 07/01/2041	1,200	1,122

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	25,500	6,000

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,951	4,897

		17,107

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	311
12.000% due 12/01/2045	800	704

		1,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.5%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	$17,000	$546
5.500% due 07/01/2044	500	457

		1,003

Total Municipal Bonds & Notes (Cost $331,057)		332,528

U.S. GOVERNMENT AGENCIES 1.9%

Freddie Mac
3.720% due 01/01/2041	1,993	1,864
3.850% due 02/01/2038	1,997	1,912

Total U.S. Government Agencies (Cost $3,714)		3,776

Total Investments in Securities (Cost $334,771)		336,304

Total Investments 169.3% (Cost $334,771)		$336,304

Auction Rate Preferred Shares (0.3)%		(600)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (68.6)%		(136,258)

Other Assets and Liabilities, net (0.4)%		(756)

Net Assets Applicable to Common Shareholders 100.0%		$198,690

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$ 1,089	$1,016	0.51%

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	33

Schedule of Investments	PIMCO California Municipal Income Fund	(Cont.)	June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$51	$0	$51
California	0	300,122	0	300,122
Delaware	0	2,789	0	2,789
Illinois	0	6,641	0	6,641
New Hampshire	0	1,989	0	1,989
New York	0	505	0	505

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
North Dakota	$0	$19	$0	$19
Pennsylvania	0	1,287	0	1,287
Puerto Rico	0	17,107	0	17,107
Texas	0	1,015	0	1,015
Virginia	0	1,003	0	1,003
U.S. Government Agencies	0	3,776	0	3,776

Total Investments	$0	$336,304	$0	$336,304

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Income Fund II	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 169.2%

MUNICIPAL BONDS & NOTES 167.0%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	$940	$56

CALIFORNIA 151.5%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.000% due 10/01/2052 (c)	2,400	633

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.375% due 10/01/2049 (d)	3,085	1,738

Alameda Unified School District-Alameda County, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	900	1,001

Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023
4.250% due 08/01/2050	2,700	2,717

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (c)	720	225

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,011

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	2,950

Bay Area Toll Authority, California Revenue Bonds, Series 2023
4.125% due 04/01/2054	1,800	1,800

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,600	1,592

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,000	2,138

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	1,700	1,484

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	1,000	825

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	869

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	660	664
6.125% due 06/01/2038	1,000	1,001

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (c)	9,000	1,393

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	5,100	927

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,358
5.000% due 10/01/2048	1,320	1,368

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,060

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 08/15/2055	6,275	6,375

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,500	1,496
4.000% due 11/01/2044	1,000	990
4.000% due 11/01/2051	2,750	2,654

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	$1,200	$1,162

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 11/15/2044	1,800	2,005

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.330% due 02/01/2042	1,000	1,005

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	2,000	2,000

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,400	1,404
6.000% due 03/01/2053	2,100	2,098
7.000% due 03/01/2053	500	498

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	6,250	483
4.000% due 11/01/2045	850	826
8.000% due 01/01/2050	1,900	1,975

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	1,800	1,913

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2041	500	500

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,027

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (e)	1,500	1,269

California Municipal Finance Authority Revenue Bonds, Series 2024
5.875% due 05/01/2059	390	402
6.000% due 01/01/2039	2,000	2,105

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2054	825	844

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	2,900	3,060

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	3,250	3,256

California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,510

California State General Obligation Bonds, Series 2020
4.000% due 11/01/2040	1,500	1,528

California State General Obligation Bonds, Series 2022
4.000% due 09/01/2042	1,500	1,529

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	2,000	2,035

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	5,000	5,082

California State University Revenue Bonds, Series 2023
5.000% due 11/01/2044	1,000	1,127

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	1,100	1,190

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2043	1,350	1,346

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	219
5.000% due 06/01/2046	2,000	2,008
5.000% due 12/01/2046	2,600	2,619
5.250% due 12/01/2056	3,550	3,578

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,000
4.000% due 12/01/2053	230	215
4.000% due 12/01/2057	2,000	1,849

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 03/01/2048	$2,800	$2,841
5.500% due 12/01/2058	2,200	2,255

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,985	1,748

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	1,275	1,302

Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,565	1,714

Chino Valley Unified School District, California General Obligation Bonds, Series 2020
5.000% due 08/01/2055	2,000	2,126

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (c)	1,000	599
0.000% due 08/01/2040 (c)	1,400	714
0.000% due 08/01/2043 (c)	1,750	768
0.000% due 08/01/2044 (c)	1,405	587

City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2049	3,000	2,982

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,000	702
4.000% due 08/01/2047	595	499

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	750	631

Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	1,500	1,646

Corona Norco Unified School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047	1,790	1,794

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	362
3.400% due 10/01/2046	445	369
4.000% due 08/01/2056	250	220
4.000% due 10/01/2056	550	417

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	2,200	1,221

Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2022
4.950% due 12/01/2046	360	371

Desert Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,400	1,376

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2024
5.000% due 06/01/2043	700	799

El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2052	1,635	1,768

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,670	1,680

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,415	1,416

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	920	859

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,408

Fresno Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,605	2,590

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	20,000	2,232

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	35

Schedule of Investments	PIMCO California Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	$3,000	$2,976

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,500	3,510

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,650	2,530

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,003

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/01/2049 (a)	1,450	1,398

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2053	2,000	1,997

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2037	7,500	8,519

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,500	2,497

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021
4.000% due 06/01/2037	2,000	2,114

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	2,000	2,003

Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2048	2,500	2,704

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,475	1,605

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	7,810	9,907
7.000% due 11/01/2034	1,000	1,224

Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured),Series 2024
4.000% due 06/01/2049 (a)	2,100	2,039

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,200	2,160

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	2,200	2,206

Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	2,750	2,741

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2051	500	497

Ontario Montclair School District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2046	1,825	1,893

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2052	1,360	1,389

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	2,000	1,988

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,500	1,482

Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (c)	11,000	5,826
0.000% due 08/01/2046 (c)	16,000	5,862

Redwood City School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	2,140	2,351

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Richmond, California Wastewater Revenue Bonds, Series 2019
4.000% due 08/01/2049	$1,460	$1,463

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2045 (c)	1,850	684

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054 (a)	375	378

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,100	1,109

Riverside County, California Transportation Commission Revenue Bonds, Series 2013
0.000% due 06/01/2042 (c)	1,000	457

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2047	2,185	2,093

Riverside, California Electric Revenue Bonds, Series 2024
5.000% due 10/01/2049	2,800	3,116

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	3,500	3,527

Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2049	1,500	1,459

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,800	1,877
5.000% due 09/01/2047	500	513

Sacramento Municipal Utility District, California Revenue Bonds, Series 2023
5.000% due 08/15/2048	500	554

San Bernardino Community College District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2049	3,700	4,026

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2053	3,650	3,998

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	3,000	2,853
5.000% due 07/01/2051	2,360	2,451

San Diego Housing Authority, Inc., California Revenue Bonds, (FHLMC Insured), Series 2024
4.200% due 06/01/2040	2,000	2,008

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022
5.000% due 05/15/2047	1,000	1,102

San Diego Unified School District, California General Obligation Bonds, Series 2020
4.000% due 07/01/2050	900	882

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,500	4,389
5.000% due 07/01/2048	1,000	1,106

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,038

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,750	2,840

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	4,000	4,084

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,800	1,976

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	900	900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	$1,200	$1,289

San Jose Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2052	1,800	1,976

San Juan Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,800	1,786

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	865
5.000% due 10/01/2033	1,125	1,145

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (c)	12,000	8,450

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018
4.000% due 07/15/2052	1,800	1,805

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,750	1,742

Santa Clarita Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,200	2,156

Santa Monica, California Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,270	1,287

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (c)	1,000	522

South San Francisco Unified School District, California General Obligation Bonds, Series 2023
4.000% due 09/01/2052	1,000	1,000

Southwestern Community College District, California General Obligation Bonds, Series 2021
4.000% due 08/01/2046	4,850	4,865

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2047	1,815	1,996

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	2,190	2,365

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	19,480	3,192

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	5,000	939

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2048	2,160	2,218

University of California Revenue Bonds, Series 2022
5.000% due 05/15/2052	8,800	9,576

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,000	2,724

Victor Valley Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2051	680	740

Washington Township Health Care District, California General Obligation Bonds, Series 2015
4.000% due 08/01/2045	3,000	2,942

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.500% due 08/01/2053	1,500	1,673

		326,489

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,920	2,503
7.120% due 10/01/2038	510	490

		2,993

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

JUNE 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 2.3%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	$2,350	$2,355

Illinois State General Obligation Bonds, Series 2018
5.000% due 05/01/2035	1,000	1,045

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	1,500	1,522

		4,922

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.817% due 12/20/2036	2,097	2,119

NEW YORK 0.9%

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,445

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	550	529

		1,974

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	720	22

PENNSYLVANIA 0.7%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,275	1,403

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 7.2%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	$24,300	$1,679

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	2,752	1,601

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,250	836
4.000% due 07/01/2041	1,300	1,216

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	20,000	4,706

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	5,425	5,365

		15,403

TEXAS 1.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	500	338
12.000% due 12/01/2045	850	748

San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021
4.000% due 08/01/2048	2,300	2,210

		3,296

VIRGINIA 0.5%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	19,000	611
5.500% due 07/01/2044	500	456

		1,067

Total Municipal Bonds & Notes (Cost $352,308)		359,744

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.8%

Freddie Mac
3.720% due 01/01/2041	$2,093	$1,957
3.850% due 02/01/2038	1,997	1,912

Total U.S. Government Agencies (Cost $3,806)		3,869

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (f) 0.4%
		969

Total Short-Term Instruments (Cost $969)		969

Total Investments in Securities (Cost $357,083)		364,582

Total Investments 169.4% (Cost $357,083)		$364,582

Auction Rate Preferred Shares (0.7)%		(1,475)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (68.0)%		(146,298)

Other Assets and Liabilities, net (0.7)%		(1,532)

Net Assets Applicable to Common Shareholders 100.0%		$215,277

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$ 1,361	$1,269	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.600%	06/28/2024	07/01/2024	$969	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(988)	$969	$969

Total Repurchase Agreements						$(988)	$969	$969

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	37

Schedule of Investments	PIMCO California Municipal Income Fund II	(Cont.)	June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$969	$0	$0	$969	$(988)	$(19)

Total Borrowings and Other Financing Transactions	$969	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$56	$0	$56
California	0	326,489	0	326,489
Delaware	0	2,993	0	2,993
Illinois	0	4,922	0	4,922
New Hampshire	0	2,119	0	2,119
New York	0	1,974	0	1,974
North Dakota	0	22	0	22
Pennsylvania	0	1,403	0	1,403

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Puerto Rico	$0	$15,403	$0	$15,403
Texas	0	3,296	0	3,296
Virginia	0	1,067	0	1,067
U.S. Government Agencies	0	3,869	0	3,869
Short-Term Instruments
Repurchase Agreements	0	969	0	969

Total Investments	$0	$364,582	$0	$364,582

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Income Fund III	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 170.3%

MUNICIPAL BONDS & NOTES 164.5%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	$730	$44

CALIFORNIA 151.2%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.000% due 10/01/2052 (c)	1,900	501

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.375% due 10/01/2049 (d)	2,525	1,422

Alameda Unified School District-Alameda County, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	750	834

Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023
4.250% due 08/01/2050	2,300	2,314

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (c)	600	188

Bay Area Toll Authority, California Revenue Bonds, Series 2023
4.125% due 04/01/2054	1,500	1,500

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,330	1,323

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	1,750	1,871

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	1,100	960

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	1,000	825

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	869

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2042	6,950	7,099
6.125% due 06/01/2038	1,000	1,001

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (c)	4,000	619

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	4,000	727

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,044

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,036

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,960	3,026
5.000% due 08/15/2055	5,000	5,080

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,220	1,216
4.000% due 11/01/2044	1,000	990
4.000% due 11/01/2051	2,250	2,172

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 08/15/2050	1,000	972

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	2,300	2,227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 11/15/2044	$1,500	$1,671

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.330% due 02/01/2042	1,000	1,005

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	1,750	1,750

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,100	1,103
6.000% due 03/01/2053	1,750	1,748
7.000% due 03/01/2053	500	498

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	5,000	386
4.000% due 11/01/2050	860	810
8.000% due 01/01/2050	1,450	1,508

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	1,500	1,594

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 06/01/2048	1,100	1,144

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (e)	1,200	1,016

California Municipal Finance Authority Revenue Bonds, Series 2024
5.750% due 05/01/2054	200	205
6.000% due 01/01/2039	2,000	2,105

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.125% due 09/01/2059	575	594

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	2,250	2,374

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	1,500	1,503

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	2,000	2,041

California State General Obligation Bonds, Series 2020
4.000% due 11/01/2040	850	866

California State General Obligation Bonds, Series 2021
5.000% due 09/01/2041	1,500	1,660

California State General Obligation Bonds, Series 2022
4.000% due 09/01/2042	1,150	1,172
4.000% due 04/01/2049	1,750	1,745

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	1,600	1,628

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	6,861

California State University Revenue Bonds, Series 2023
5.000% due 11/01/2044	1,000	1,127

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	950	1,028

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	245

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	194
5.000% due 06/01/2046	1,000	1,004
5.000% due 12/01/2046	3,100	3,122
5.250% due 12/01/2056	3,750	3,780

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,388
4.000% due 07/01/2048	850	850
4.000% due 12/01/2057	2,000	1,849
5.000% due 03/01/2048	1,505	1,527

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,485	1,308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	$1,275	$1,397

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2038 (c)	1,300	738
0.000% due 08/01/2039 (c)	1,600	861
0.000% due 08/01/2041 (c)	1,935	939
0.000% due 08/01/2046 (c)	1,500	568

Chino Valley Unified School District, California General Obligation Notes, Series 2022
0.000% due 08/01/2030 (c)	1,135	923

City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2049	2,000	1,988

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,500	1,053
4.000% due 08/01/2047	595	499

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	750	631

Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	2,000	2,195

Corona Norco Unified School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047	1,460	1,463

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	362
3.400% due 10/01/2046	350	291
4.000% due 08/01/2056	500	439
4.000% due 10/01/2056	750	568

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	1,800	999

Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2022
4.950% due 12/01/2046	300	310

Desert Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,100	1,081

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2024
5.000% due 06/01/2043	600	685

El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2052	1,400	1,514

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,006

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,160	1,160

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	672

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,408

Fresno Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,125	2,113

Glendale Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2050	1,000	1,002

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	20,500	2,288

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,150	1,153

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	39

Schedule of Investments	PIMCO California Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	$2,000	$1,909

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,006

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	2,000	1,976

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/01/2049 (a)	1,200	1,157

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2053	1,250	1,248

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023
4.000% due 08/01/2053	1,250	1,221

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	305	305

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,000	1,998

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021
4.000% due 06/01/2037	1,500	1,585

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,185	1,187

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2048	1,800	1,856

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,190	1,295

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,700	3,426
7.000% due 11/01/2034	2,285	2,797

Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured),Series 2024
4.000% due 06/01/2049 (a)	1,700	1,651

Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,009

Manteca Unified School District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2045	1,800	1,804

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	2,545	2,562

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,800	1,767

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	3,650	3,660

Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	2,200	2,193

Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	812

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2051	400	398

Ontario Montclair School District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2046	1,525	1,582

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2052	1,115	1,139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	$1,250	$1,242

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,200	1,185

Redwood City School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,700	1,868

Richmond, California Wastewater Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,190	1,192

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2045 (c)	1,500	554

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054 (a)	275	277

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	900	907

Riverside County, California Transportation Commission Revenue Bonds, Series 2013
0.000% due 06/01/2042 (c)	1,000	457

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2047	1,880	1,800

Riverside, California Electric Revenue Bonds, Series 2024
5.000% due 10/01/2049	2,200	2,448

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	2,000	2,016

Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2049	1,340	1,303

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,000	1,076

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,550	1,616
5.000% due 09/01/2047	400	410

Sacramento Municipal Utility District, California Revenue Bonds, Series 2023
5.000% due 08/15/2048	500	554

San Bernardino Community College District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2049	3,000	3,265

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2053	3,000	3,286

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,250	2,131
5.000% due 07/01/2051	1,925	1,999

San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024
4.200% due 06/01/2040	2,000	2,008

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022
5.000% due 05/15/2047	1,000	1,102

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,000	3,901
5.000% due 07/01/2048	2,000	2,212

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,125	2,194

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	3,750	3,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	$1,500	$1,647

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	775	775

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,500	1,611

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023
5.250% due 11/01/2052	1,250	1,406

San Jose Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2052	1,500	1,647

San Juan Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,500	1,489

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	901

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (c)	2,530	1,782

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018
4.000% due 07/15/2052	1,550	1,554

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,250	1,244

Santa Clarita Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	1,800	1,764

Santa Monica, California Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,040	1,054

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (c)	1,000	522

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	2,000	1,990

Southwestern Community College District, California General Obligation Bonds, Series 2021
4.000% due 08/01/2046	3,850	3,862

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2047	1,495	1,644

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	1,785	1,928

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	20,000	3,277

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	3,995	755

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2048	1,325	1,360

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	1,050	1,050

University of California Revenue Bonds, Series 2022
5.000% due 05/15/2052	4,500	4,897

University of California Revenue Bonds, Series 2024
5.000% due 05/15/2043	800	906

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	2,250	2,043

Victor Valley Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2051	660	719

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

JUNE 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Township Health Care District, California General Obligation Bonds, Series 2015
4.000% due 08/01/2045	$2,500	$2,452

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.500% due 08/01/2053	1,270	1,416

		263,601

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,370	2,032
7.120% due 10/01/2038	420	404

		2,436

ILLINOIS 0.6%

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,046

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.817% due 12/20/2036	1,674	1,692

NEW YORK 0.2%

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	425	409

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	570	17

PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,005	1,106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 7.9%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	$18,000	$1,251

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,890	1,160
0.000% due 11/01/2051	2,591	1,515

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,000	669
4.000% due 07/01/2041	1,000	935

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	7,700	2,490
0.000% due 07/01/2051 (c)	6,630	1,560

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,280	4,233

		13,813

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	390	263
12.000% due 12/01/2045	650	572

		835

VIRGINIA 0.6%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	15,000	482
5.500% due 07/01/2044	500	457

		939

WISCONSIN 0.5%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2055 (c)	4,100	879

Total Municipal Bonds & Notes (Cost $286,152)		286,817

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.9%

Freddie Mac
3.600% due 12/01/2040	$1,993	$1,824
3.720% due 01/01/2041	1,694	1,584
3.850% due 02/01/2038	1,797	1,721

Total U.S. Government Agencies (Cost $5,067)		5,129

SHORT-TERM INSTRUMENTS 2.9%

REPURCHASE AGREEMENTS (f) 1.7%
		2,955

MUNICIPAL BONDS & NOTES 1.2%

Los Angeles County, California Revenue Notes, Series 2024
5.000% due 06/30/2025 (a)	2,000	2,033

Total Municipal Bonds & Notes (Cost $2,034)		2,033

Total Short-Term Instruments (Cost $4,989)		4,988

Total Investments in Securities (Cost $296,208)		296,934

Total Investments 170.3% (Cost $296,208)		$296,934

Auction Rate Preferred Shares (0.6)%		(1,125)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (67.8)%		(118,269)

Other Assets and Liabilities, net (1.9)%		(3,296)

Net Assets Applicable to Common Shareholders 100.0%		$174,244

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$1,089	$1,016	0.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.600%	06/28/2024	07/01/2024	$2,955	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(3,014)	$2,955	$2,956

Total Repurchase Agreements						$(3,014)	$2,955	$2,956

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	41

Schedule of Investments	PIMCO California Municipal Income Fund III	(Cont.)	June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$2,956	$0	$0	$2,956	$(3,014)	$(58)

Total Borrowings and Other Financing Transactions	$2,956	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$44	$0	$44
California	0	263,601	0	263,601
Delaware	0	2,436	0	2,436
Illinois	0	1,046	0	1,046
New Hampshire	0	1,692	0	1,692
New York	0	409	0	409
North Dakota	0	17	0	17
Pennsylvania	0	1,106	0	1,106
Puerto Rico	0	13,813	0	13,813

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Texas	$0	$835	$0	$835
Virginia	0	939	0	939
Wisconsin	0	879	0	879
U.S. Government Agencies	0	5,129	0	5,129
Short-Term Instruments
Repurchase Agreements	0	2,955	0	2,955
Municipal Bonds & Notes	0	2,033	0	2,033

Total Investments	$0	$296,934	$0	$296,934

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Income Fund	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 159.1%

MUNICIPAL BONDS & NOTES 158.9%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$300	$18

CALIFORNIA 1.3%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	890	910

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	970	832
7.120% due 10/01/2038	175	168

		1,000

FLORIDA 5.2%

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 07/01/2047	1,700	1,790
5.250% due 07/01/2053	1,700	1,781

		3,571

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Notes, Series 2023
5.087% due 07/20/2027	655	671

NEW YORK 143.5%

Albany Capital Resource Corp., New York Revenue Bonds, Series 2024
4.750% due 06/01/2054	400	397

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	1,190	1,074

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2062	750	773

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
4.000% due 07/01/2046	435	425

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2045	410	428

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022
4.000% due 07/01/2049	765	715

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	1,400	1,341

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,000	892

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	500	413

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	1,000	1,087

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,000	1,003

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
4.900% due 11/15/2050	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031	$2,500	$2,577
5.000% due 11/15/2051	1,000	1,018

Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	750	812

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	750	721

Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 04/01/2036	2,000	2,117

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058 ^(a)	1,092	327

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,130

New York City Housing Development Corp., New York Revenue Bonds, Series 2024
4.850% due 11/01/2059	500	503

New York City Water & Sewer System, New York Revenue Bonds, Series 2016
4.000% due 06/15/2046	830	821

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,700	2,815

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045	1,300	1,345

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	800	884
5.250% due 04/01/2054	1,300	1,436

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021
4.000% due 02/15/2048	880	838

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	600	582

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.250% due 06/15/2052	2,000	2,193

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	700	778
5.250% due 06/15/2053	700	773

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.250% due 11/01/2048	3,500	3,852

New York Convention Center Development Corp. Revenue Bonds, Series 2016
5.000% due 11/15/2046	750	765

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	4,460
0.000% due 06/01/2055 (b)	7,000	596

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	770	890

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	750	890

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,650	1,652

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	440	323

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	500	488

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	$750	$732
4.000% due 11/15/2061	750	718

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	2,100	2,021

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	1,200	1,155

New York State Dormitory Authority Revenue Bonds, (AGM/CR Insured), Series 2022
4.250% due 05/01/2052	850	855

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	486

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	750	751
4.000% due 03/15/2043	1,000	979

New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	1,200	1,182

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	4,355	4,250
5.000% due 07/01/2053	650	687

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	345	323
5.000% due 07/15/2050	345	346

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 07/01/2048	300	323

New York State Dormitory Authority Revenue Bonds, Series 2024
5.500% due 07/01/2054	1,400	1,597

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	1,750	1,747

New York State Housing Finance Agency Revenue Bonds, Series 2024
4.600% due 11/01/2054	850	848

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	1,250	1,255

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	750	754

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2055	400	431

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	600	586

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2047	4,000	4,369
5.000% due 03/15/2063	1,500	1,610

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	1,200	1,243

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	700	700
5.250% due 01/01/2050	855	855

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	1,670	1,638
5.000% due 10/01/2040	800	833

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,300	1,256

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	4,500	4,667

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	43

Schedule of Investments	PIMCO New York Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Bonds, Series 2020
4.000% due 07/15/2060	$350	$317

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2043	475	507

Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	700	709

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022
5.000% due 07/01/2032	340	387

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	350	308

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	496
4.000% due 06/01/2050	500	447

The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022
5.250% due 12/01/2052	1,000	1,036

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	750	747

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	1,500	1,629

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.000% due 05/15/2049	700	767

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	500	524

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	300	321

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	1,300	1,442

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,035

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	$500	$412

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2050	2,500	2,769

		99,184

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	230	7

PENNSYLVANIA 0.7%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	425	468

PUERTO RICO 3.7%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	7,700	532

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	818	502
0.000% due 11/01/2051	766	484

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	450	421

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	2,580	607

		2,546

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	160	108

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 12/01/2045	$275	$242

		350

VIRGINIA 0.9%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	6,000	193
5.500% due 07/01/2044	500	456

		649

WISCONSIN 0.7%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	525	484

Total Municipal Bonds & Notes (Cost $110,493)		109,858

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (c) 0.2%
		140

Total Short-Term Instruments (Cost $140)		140

Total Investments in Securities (Cost $110,633)		109,998

Total Investments 159.1% (Cost $110,633)		$109,998

Auction Rate Preferred Shares (0.7)%		(475)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (59.1)%		(40,903)

Other Assets and Liabilities, net 0.7%		493

Net Assets Applicable to Common Shareholders 100.0%		$69,113

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.600%	06/28/2024	07/01/2024	$140	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(143)	$140	$140

Total Repurchase Agreements						$(143)	$140	$140

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$140	$0	$0	$140	$(143)	$(3)

Total Borrowings and Other Financing Transactions	$140	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$18	$0	$18
California	0	910	0	910
Delaware	0	1,000	0	1,000
Florida	0	3,571	0	3,571
New Hampshire	0	671	0	671
New York	0	99,184	0	99,184
North Dakota	0	7	0	7
Pennsylvania	0	468	0	468

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Puerto Rico	$0	$2,546	$0	$2,546
Texas	0	350	0	350
Virginia	0	649	0	649
Wisconsin	0	484	0	484
Short-Term Instruments
Repurchase Agreements	0	140	0	140

Total Investments	$0	$109,998	$0	$109,998

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	45

Schedule of Investments	PIMCO New York Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 167.8%

MUNICIPAL BONDS & NOTES 165.7%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$400	$24

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	1,320	1,131
7.120% due 10/01/2038	235	226

		1,357

FLORIDA 5.1%

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 07/01/2047	2,300	2,422
5.250% due 07/01/2053	2,300	2,409

		4,831

ILLINOIS 1.1%

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,041

NEW HAMPSHIRE 1.1%

New Hampshire Business Finance Authority Revenue Notes, Series 2023
5.087% due 07/20/2027	974	998

NEW YORK 150.2%

Albany Capital Resource Corp., New York Revenue Bonds, Series 2024
4.750% due 06/01/2054	600	596

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	1,745	1,574

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2062	1,250	1,288

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,018

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
4.000% due 07/01/2046	590	577

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	1,900	1,819

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,000	892

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	700	579

Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,505

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	1,300	1,413

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,500	1,505

Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,000	1,083

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 12/01/2041	1,400	1,313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	$1,000	$961

Nassau County, New York General Obligation Bonds, Series 2022
4.250% due 04/01/2052	2,245	2,242

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058 ^(a)	1,638	491

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,676

New York City Housing Development Corp., New York Revenue Bonds, Series 2024
4.850% due 11/01/2059	1,000	1,006

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2016
4.000% due 07/15/2040	1,000	990

New York City Water & Sewer System, New York Revenue Bonds, Series 2016
4.000% due 06/15/2046	1,130	1,118

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	1,300	1,355

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
5.000% due 06/15/2050	2,750	2,925

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	2,900	3,204
5.250% due 04/01/2054	1,750	1,933

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	1,000	971

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.250% due 06/15/2052	2,000	2,193

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	900	1,001
5.250% due 06/15/2053	900	994

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	223

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	6,689
0.000% due 06/01/2055 (b)	9,000	766

New York County, New York Tobacco Trust Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,017
5.000% due 06/01/2041	1,000	1,005

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,130	3,618

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,002

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	605	444

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	1,000	976

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	1,250	1,221
4.000% due 11/15/2061	1,000	958

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,135	3,018

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	1,500	1,444

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	1,490	1,707

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	$750	$729

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,673
4.000% due 03/15/2043	2,000	1,958
5.000% due 03/15/2044	2,625	2,720

New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	1,600	1,576
5.000% due 07/01/2042	1,000	1,064
5.000% due 03/15/2043	1,575	1,680

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2039	2,000	2,004
4.000% due 07/01/2050	5,365	5,234
5.000% due 07/01/2053	1,000	1,056

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	465	436
5.000% due 07/15/2050	465	467

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 07/01/2048	400	431

New York State Dormitory Authority Revenue Bonds, Series 2024
5.500% due 07/01/2054	1,900	2,167

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	2,250	2,247

New York State Housing Finance Agency Revenue Bonds, Series 2024
4.600% due 11/01/2054	1,150	1,147

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,018

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2050	1,775	1,692

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2055	1,000	1,076

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	1,000	976

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2063	2,035	2,184

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	2,000	2,071

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,150	1,150
5.250% due 01/01/2050	1,165	1,165

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	2,290	2,246
5.000% due 10/01/2040	1,200	1,249

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2040	500	500

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	2,000	1,953

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	6,865	7,119

Port Authority of New York & New Jersey Revenue Bonds, Series 2020
4.000% due 07/15/2060	400	363

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2043	630	672

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

JUNE 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	$1,000	$1,013

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022
5.000% due 07/01/2032	470	535

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	475	418

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	496
4.000% due 06/01/2050	750	671

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	1,000	996

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	1,250	1,191

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	750	786

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 11/15/2056	2,810	2,980

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	1,750	1,941

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,100
5.000% due 06/01/2041	500	509

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	823

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2050	3,500	3,877

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,000

		142,669

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	$320	$10

PENNSYLVANIA 0.7%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	560	616

PUERTO RICO 3.1%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	10,200	707

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,080	663
0.000% due 11/01/2051	283	179

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	550	514

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	3,900	918

		2,981

TEXAS 1.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	220	149
12.000% due 12/01/2045	400	352

Texas Water Development Board Revenue Bonds, Series 2022
5.000% due 10/15/2057	890	951

		1,452

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.8%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	$8,000	$257
5.500% due 07/01/2044	500	457

		714

WISCONSIN 0.7%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	720	665

Total Municipal Bonds & Notes (Cost $157,429)		157,358

SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS (c) 2.1%
		2,032

Total Short-Term Instruments (Cost $2,032)		2,032

Total Investments in Securities (Cost $159,461)		159,390

Total Investments 167.8% (Cost $159,461)		$159,390

Auction Rate Preferred Shares (0.6)%		(550)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (68.1)%		(64,694)

Other Assets and Liabilities, net 0.9%		776

Net Assets Applicable to Common Shareholders 100.0%		$94,922

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.600%	06/28/2024	07/01/2024	$2,032	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(2,073)	$2,032	$2,032

Total Repurchase Agreements						$(2,073)	$2,032	$2,032

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	47

Schedule of Investments	PIMCO New York Municipal Income Fund II	(Cont.)	June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$2,032	$0	$0	$2,032	$(2,073)	$(41)

Total Borrowings and Other Financing Transactions	$2,032	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$24	$0	$24
Delaware	0	1,357	0	1,357
Florida	0	4,831	0	4,831
Illinois	0	1,041	0	1,041
New Hampshire	0	998	0	998
New York	0	142,669	0	142,669
North Dakota	0	10	0	10
Pennsylvania	0	616	0	616

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Puerto Rico	$0	$2,981	$0	$2,981
Texas	0	1,452	0	1,452
Virginia	0	714	0	714
Wisconsin	0	665	0	665
Short-Term Instruments
Repurchase Agreements	0	2,032	0	2,032

Total Investments	$0	$159,390	$0	$159,390

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Income Fund III	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 166.3%

MUNICIPAL BONDS & NOTES 164.6%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$150	$9

DELAWARE 1.5%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	550	472
7.120% due 10/01/2038	95	91

		563

FLORIDA 5.4%

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 07/01/2047	1,000	1,053
5.250% due 07/01/2053	1,000	1,048

		2,101

NEW HAMPSHIRE 1.3%

New Hampshire Business Finance Authority Revenue Notes, Series 2023
5.087% due 07/20/2027	487	499

NEW YORK 147.7%

Albany Capital Resource Corp., New York Revenue Bonds, Series 2024
4.750% due 06/01/2054	200	198

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	730	659

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2062	500	515

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
4.000% due 07/01/2046	245	239

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022
4.000% due 07/01/2049	435	406

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	800	766

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	500	446

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	300	248

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	500	544

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	2,000	2,006

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2051	500	509

Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	500	541

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	425	409

Nassau County, New York General Obligation Bonds, Series 2022
4.250% due 04/01/2052	950	949

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058 ^(a)	$341	$102

New York City Housing Development Corp., New York Revenue Bonds, Series 2024
4.850% due 11/01/2059	500	503

New York City Water & Sewer System, New York Revenue Bonds, Series 2016
4.000% due 06/15/2046	465	460

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045	900	931

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	300	331
5.250% due 04/01/2054	700	773

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021
4.000% due 02/15/2045	265	257

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	600	582

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	750	814
5.250% due 06/15/2052	1,000	1,096

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
4.125% due 06/15/2047	500	498
5.250% due 06/15/2048	400	445
5.250% due 06/15/2053	400	442

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.250% due 11/01/2048	500	550

New York County, New York Tobacco Trust Revenue Bonds, Series 2001
5.750% due 06/01/2043	305	311

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	10,000	2,230
0.000% due 06/01/2055 (b)	7,500	638

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	450	520

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,650	1,958

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,001

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	250	183

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	500	488

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	900	879

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	1,400	1,348

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	750	722

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	250	243

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	405	406

New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	620	611
5.000% due 03/15/2043	1,700	1,814

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	$2,280	$2,226
5.000% due 07/01/2053	350	370

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	190	178
5.000% due 07/15/2050	190	191

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 07/01/2048	500	539

New York State Dormitory Authority Revenue Bonds, Series 2024
5.500% due 07/01/2054	700	798

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	1,000	998

New York State Housing Finance Agency Revenue Bonds, Series 2024
4.600% due 11/01/2054	500	499

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	600	603

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	500	503

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2055	600	646

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	1,500	1,464

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2047	1,000	1,092
5.000% due 03/15/2063	800	859

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	750	777

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	500	500
5.250% due 01/01/2050	480	480

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	940	922
5.000% due 10/01/2040	500	520

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2040	500	500

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	1,000	976

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	2,500	2,592

Port Authority of New York & New Jersey Revenue Bonds, Series 2020
4.000% due 07/15/2060	250	227

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2043	275	293

Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	400	405

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022
5.000% due 07/01/2032	190	216

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	200	176

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	496
4.000% due 06/01/2050	250	224

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	49

Schedule of Investments	PIMCO New York Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022
5.250% due 12/01/2052	$500	$518

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	500	498

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.000% due 05/15/2049	400	438

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	750	786

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
4.500% due 05/15/2047	300	307

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	700	776

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,035

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	412

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2050	1,500	1,662

		57,273

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	130	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	$225	$247

PUERTO RICO 6.0%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	4,400	303

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	362	222
0.000% due 11/01/2051	497	314

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	250	234

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	3,850	1,245

		2,318

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	90	61
12.000% due 12/01/2045	150	132

		193

VIRGINIA 0.9%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	4,000	129
5.500% due 07/01/2044	250	228

		357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.7%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	$295	$272

Total Municipal Bonds & Notes (Cost $63,443)		63,836

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS (c) 1.7%
		671

Total Short-Term Instruments (Cost $671)		671

Total Investments in Securities (Cost $64,114)		64,507

Total Investments 166.3% (Cost $64,114)		$64,507

Auction Rate Preferred Shares (0.1)%		(75)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (66.8)%		(25,909)

Other Assets and Liabilities, net 0.6%		241

Net Assets Applicable to Common Shareholders 100.0%		$38,764

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.600%	06/28/2024	07/01/2024	$671	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(685)	$671	$671

Total Repurchase Agreements						$(685)	$671	$671

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$671	$0	$0	$671	$(685)	$(14)

Total Borrowings and Other Financing Transactions	$671	$0	$0

(1)	Includes accrued interest.

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June
 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$9	$0	$9
Delaware	0	563	0	563
Florida	0	2,101	0	2,101
New Hampshire	0	499	0	499
New York	0	57,273	0	57,273
North Dakota	0	4	0	4
Pennsylvania	0	247	0	247

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Puerto Rico	$0	$2,318	$0	$2,318
Texas	0	193	0	193
Virginia	0	357	0	357
Wisconsin	0	272	0	272
Short-Term Instruments
Repurchase Agreements	0	671	0	671

Total Investments	$0	$64,507	$0	$64,507

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	51

Schedule of Investments	PIMCO Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 170.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

Falcon PK
TBD% due 11/01/2026 «µ	$500	$500
TBD% - 7.181% due 10/26/2063 «µ	2,500	2,500

Total Loan Participations and Assignments (Cost $3,000)		3,000

MUNICIPAL BONDS & NOTES 165.7%

ALABAMA 1.6%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.500% due 10/01/2053	2,250	2,440

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
5.250% due 05/01/2044	1,575	1,582

		4,022

ALASKA 0.5%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	900	12

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	1,080	1,148

		1,160

ARIZONA 4.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	518
5.000% due 01/01/2043 ^(b)	550	260
5.500% due 01/01/2054 ^(b)	1,500	687

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	1,100	66

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	1,100	1,021

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	750	741

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,500	3,400

Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020
4.000% due 10/01/2044	3,600	3,166

		9,859

ARKANSAS 2.2%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (c)	5,500	3,246

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	1,250	1,373

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
5.250% due 03/01/2053	700	757

		5,376

CALIFORNIA 3.6%

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	545	545

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	2,200	2,198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2046	$1,500	$1,511

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,500	279

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,000	1,037

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	1,640	1,730

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,000	937

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021
4.000% due 10/01/2048	675	672

		8,909

COLORADO 3.6%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,200	2,190
4.000% due 08/01/2049	2,000	1,900

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	715	434

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,015	998

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	1,009

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	1,250	1,247

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	613

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	500	444

		8,835

CONNECTICUT 0.5%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022
5.000% due 07/01/2047	1,300	1,355

DELAWARE 2.1%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	4,940	4,474
7.120% due 07/01/2037	870	849

		5,323

DISTRICT OF COLUMBIA 0.7%

District of Columbia Revenue Bonds, Series 2022
5.500% due 02/29/2036	1,625	1,859

FLORIDA 7.2%

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	600	614

Central Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2041	1,950	1,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2041	$500	$460
4.000% due 10/01/2051	2,500	2,106

Florida Development Finance Corp. Revenue Bonds, Series 2024
4.500% due 08/01/2055	1,250	1,253

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2050	1,650	1,485

JEA Water & Sewer System, Florida Revenue Bonds, Series 2024
5.250% due 10/01/2049	800	890

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	992
4.000% due 07/01/2046	1,000	973

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2047	1,600	1,681

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2053	910	957

Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,376

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	2,250	2,176

		17,848

GEORGIA 4.7%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(b)	1,600	720

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,006

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,000	1,045

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024
4.125% due 10/01/2049	1,000	984

		11,755

ILLINOIS 10.8%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,000	3,106

Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,761

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,405

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	945	217

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(b)	1,000	903

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,042

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	9,500	9,940

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	2,000	996

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	617

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	1,000	605

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038	$3,500	$3,679

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	650	602

		26,873

INDIANA 2.2%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,250	1,256

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,650	1,079

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	948

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,066
6.000% due 03/01/2053	1,000	1,099

		5,448

IOWA 3.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012
4.750% due 08/01/2042	1,500	1,493

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	5,030	5,325

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	800	770

		7,588

KANSAS 0.0%

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	677	102

LOUISIANA 3.9%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	4,000	3,922

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	2,500	2,525

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2052	1,780	1,897

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,250	1,374

		9,718

MARYLAND 0.2%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.000% due 07/01/2040	500	481

MASSACHUSETTS 1.8%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,003

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,250	2,437

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,008

		4,448

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 5.6%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	$1,145	$1,220

Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2048	2,500	2,772

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.000% due 04/15/2042	1,000	975

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2046	2,330	2,372

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	3,311
4.000% due 02/15/2050	2,000	1,865

Michigan State Housing Development Authority Revenue Bonds, Series 2015
4.350% due 10/01/2045	920	911

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	15,000	482

		13,908

MINNESOTA 0.7%

Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022
5.250% due 06/15/2047	500	543

Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024
5.250% due 01/01/2047	1,000	1,095

		1,638

MISSOURI 1.2%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	598

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023
5.500% due 12/01/2048	1,150	1,269

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2055	1,000	1,059

		2,926

MULTI-STATE 0.8%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.141% due 01/25/2040	1,981	1,942

NEBRASKA 0.4%

University of Nebraska Facilities Corp Revenue Bonds, Series 2021
4.000% due 07/15/2062	1,125	1,059

NEVADA 1.2%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	1,700	1,817

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	10,500	1,117

		2,934

NEW HAMPSHIRE 1.1%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	2,690	2,721

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 8.2%

Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022
4.000% due 08/01/2040	$2,600	$2,602

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (e)	65	59

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,610

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	2,050	2,086

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,004

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	1,500	1,015

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.250% due 06/15/2043	1,000	1,045

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.250% due 06/15/2050	1,150	1,258

New Jersey Turnpike Authority Revenue Bonds, Series 2024
4.125% due 01/01/2054	1,200	1,194

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	256

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,055
5.000% due 06/01/2046	5,225	5,275

		20,459

NEW YORK 26.8%

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2057	1,000	1,034

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	1,100	1,053

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.563% due 04/25/2042 ~	2,500	2,619

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020
5.250% due 11/15/2055	2,000	2,105

Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,354

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,780	1,711

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058 ^(b)	2,867	858

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 05/01/2041	1,110	1,102

New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	794
5.000% due 04/01/2045	2,300	2,380

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	4,000	4,341

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	2,000	2,272

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	53

Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	$10,000	$11,559

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,560

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	1,625	1,193

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2061	850	814

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	1,250	1,189

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	1,500	1,458

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	1,000	1,056

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2048	3,375	3,297

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2046	1,500	1,650

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2050	575	548

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	1,500	1,505
4.000% due 03/15/2047	2,000	1,956

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	1,200	1,171

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,750	2,658

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2051	1,000	1,089

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	2,500	2,589

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	1,100	1,074

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
4.000% due 06/01/2050	1,500	1,341

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	2,750	2,621

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	1,760	1,874

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2050	700	775

		66,600

NORTH CAROLINA 2.2%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	1,100	1,101

North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 01/01/2058	1,900	2,009

University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,448

		5,558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	$850	$25

OHIO 5.2%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	36,500	3,424

Canton City School District, Ohio General Obligation Bonds, Series 2023
5.500% due 12/01/2050	1,500	1,650

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	2,250	2,186

Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015
4.250% due 11/01/2040	2,000	2,009

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,250	1,169

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	850	817

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.350% due 09/01/2044	1,100	1,104

Worthington City School District, Ohio General Obligation Bonds, Series 2023
5.500% due 12/01/2054	455	508

		12,867

OKLAHOMA 1.3%

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	750	619

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	2,510	2,561

		3,180

OREGON 1.8%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	985
4.000% due 08/15/2050	1,500	1,405

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2051 (c)	1,590	412

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,310	721
5.000% due 06/15/2052	1,000	1,074

		4,597

PENNSYLVANIA 3.5%

Commonwealth of Pennsylvania General Obligation Bonds, Series 2023
4.000% due 09/01/2042	2,800	2,756

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.750% due 12/31/2062	3,000	3,279

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,500	1,651

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	964

		8,650

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 6.1%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	$28,000	$1,945

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	2,708	1,489

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,170
4.000% due 07/01/2041	1,700	1,590

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,650	3,120
0.000% due 07/01/2051 (c)	10,000	2,353

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	3,395	3,358

		15,025

RHODE ISLAND 0.8%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	2,000	2,003

SOUTH CAROLINA 2.5%

South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,000
5.500% due 12/01/2053	1,100	1,101

		6,101

TENNESSEE 0.2%

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2049	700	519

TEXAS 28.4%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	590	398
12.000% due 12/01/2045	1,000	880

Board of Regents of the University of Texas System Revenue Bonds, Series 2022
4.000% due 08/15/2052	2,500	2,409

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	2,000	2,025

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	727
0.000% due 08/15/2037 (c)	3,500	1,934

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,016

Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.250% due 08/15/2053	850	847

Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.125% due 08/15/2053	1,200	1,179

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	4,750	4,547

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	1,000	1,111

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	1,400	1,345

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

JUNE 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Edgewood Independent School District/Van Zandt County, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2048	$1,200	$1,166

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	3,750	3,639

Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023
5.000% due 03/01/2048	3,000	3,182

Garland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	2,800	3,037

Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020
4.000% due 10/01/2049	900	852

Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	2,700	2,545

Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2041	1,250	1,247

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	1,250	1,341

Houston, Texas Combined Utility System Revenue Bonds, Series 2020
4.000% due 11/15/2049	1,000	954

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	1,000	969

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049 (a)	1,400	1,351

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2048	1,250	1,213

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	4,500	4,832

Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	2,500	2,414

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2049	1,000	1,087

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	1,000	1,029

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,455

San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021
4.000% due 08/01/2048	2,700	2,595

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	2,500	2,751

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	$1,380	$1,454

Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023
5.250% due 08/15/2048	2,600	2,849

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,800	2,883

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	2,000	2,042

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	800	832

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	1,500	1,586
5.000% due 10/15/2058	1,000	1,075

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 12/15/2060	1,160	1,071

		70,387

UTAH 3.1%

County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	7,047

Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023
5.000% due 01/15/2053	600	638

		7,685

VIRGINIA 5.2%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	23,000	739
5.000% due 07/01/2034	1,470	1,371

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	11,200	10,714

		12,824

WASHINGTON 0.8%

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	2,155	1,959

WEST VIRGINIA 1.4%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,025

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040	2,500	2,502

		3,527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 4.5%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	$2,500	$2,675

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	1,350

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	7,500	557

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	1,100	916
4.500% due 06/01/2056	820	663

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	7,000	2,511

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	695	703

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	1,920	1,772

		11,147

Total Municipal Bonds & Notes (Cost $413,237)		411,200

U.S. GOVERNMENT AGENCIES 2.8%

Freddie Mac
3.800% due 01/01/2040	4,988	4,740
3.850% due 01/01/2040	2,500	2,378

Total U.S. Government Agencies (Cost $7,149)		7,118

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (f) 0.9%
		2,160

Total Short-Term Instruments (Cost $2,160)		2,160

Total Investments in Securities (Cost $425,546)		423,478

Total Investments 170.6% (Cost $425,546)		$423,478

Auction Rate Preferred Shares (1.0)%		(2,500)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (69.4)%		(172,209)

Other Assets and Liabilities, net (0.2)%		(519)

Net Assets Applicable to Common Shareholders 100.0%		$248,250

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	55

Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)

(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$ 73	$59	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.600%	06/28/2024	07/01/2024	$2,160	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(2,203)	$2,160	$2,160

Total Repurchase Agreements						$(2,203)	$2,160	$2,160

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$2,160	$0	$0	$2,160	$(2,203)	$(43)

Total Borrowings and Other Financing Transactions	$2,160	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$3,000	$3,000
Municipal Bonds & Notes
Alabama	0	4,022	0	4,022
Alaska	0	1,160	0	1,160
Arizona	0	9,859	0	9,859
Arkansas	0	5,376	0	5,376
California	0	8,909	0	8,909
Colorado	0	8,835	0	8,835
Connecticut	0	1,355	0	1,355
Delaware	0	5,323	0	5,323
District of Columbia	0	1,859	0	1,859
Florida	0	17,848	0	17,848
Georgia	0	11,755	0	11,755
Illinois	0	26,873	0	26,873
Indiana	0	5,448	0	5,448
Iowa	0	7,588	0	7,588

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Kansas	$0	$102	$0	$102
Louisiana	0	9,718	0	9,718
Maryland	0	481	0	481
Massachusetts	0	4,448	0	4,448
Michigan	0	13,908	0	13,908
Minnesota	0	1,638	0	1,638
Missouri	0	2,926	0	2,926
Multi-State	0	1,942	0	1,942
Nebraska	0	1,059	0	1,059
Nevada	0	2,934	0	2,934
New Hampshire	0	2,721	0	2,721
New Jersey	0	20,459	0	20,459
New York	0	66,600	0	66,600
North Carolina	0	5,558	0	5,558
North Dakota	0	25	0	25
Ohio	0	12,867	0	12,867
Oklahoma	0	3,180	0	3,180

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Oregon	$0	$4,597	$0	$4,597
Pennsylvania	0	8,650	0	8,650
Puerto Rico	0	15,025	0	15,025
Rhode Island	0	2,003	0	2,003
South Carolina	0	6,101	0	6,101
Tennessee	0	519	0	519
Texas	0	70,387	0	70,387
Utah	0	7,685	0	7,685
Virginia	0	12,824	0	12,824

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Washington	$0	$1,959	$0	$1,959
West Virginia	0	3,527	0	3,527
Wisconsin	0	11,147	0	11,147
U.S. Government Agencies	0	7,118	0	7,118
Short-Term Instruments
Repurchase Agreements	0	2,160	0	2,160

Total Investments	$0	$420,478	$3,000	$423,478

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,130	$0	$0	$0	$0	$(130)	$0	$0	$3,000	$(130)

Totals	$3,130	$0	$0	$0	$0	$(130)	$0	$0	$3,000	$(130)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$3,000	Discounted Cash Flow	Discount Rate	6.578 - 7.585	6.746

Total	$3,000

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	57

Schedule of Investments	PIMCO Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 167.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

Falcon PK
TBD% due 11/01/2026 «µ	$1,200	$1,200
TBD% - 7.181% due 10/26/2063 «µ	5,900	5,899

Total Loan Participations and Assignments (Cost $7,100)		7,099

MUNICIPAL BONDS & NOTES 162.3%

ALABAMA 1.5%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.500% due 10/01/2053	5,250	5,694

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
5.250% due 05/01/2044	3,300	3,314

		9,008

ALASKA 0.4%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	2,450	2,603

ARIZONA 9.1%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	410
4.750% due 01/01/2038 ^(b)	950	461
5.125% due 01/01/2054 ^(b)	1,500	708
5.500% due 01/01/2054 ^(b)	1,500	687

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	2,500	150

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	2,400	2,228

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	1,500	1,482

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	7,700	7,479

Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020
4.000% due 10/01/2044	8,600	7,562

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023
5.000% due 01/01/2050	2,000	2,164

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	5,248
5.000% due 12/01/2037	22,400	24,421

		53,000

ARKANSAS 0.8%

Arkansas Development Finance Authority Revenue Bonds, Series 2022
5.450% due 09/01/2052	350	360

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	2,500	2,746

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
5.250% due 03/01/2053	1,600	1,729

		4,835

CALIFORNIA 5.4%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	7,400	7,565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	$5,100	$5,095

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2046	3,000	3,021

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	7,500	837

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	2,000	2,073

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	3,435	3,450

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,220

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,715	2,543

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021
4.000% due 10/01/2048	1,570	1,564

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	3,000	2,998

		31,366

COLORADO 5.9%

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	12,555	12,015

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	5,275
4.000% due 08/01/2049	4,000	3,800

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	1,615	980

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	3,250	3,194

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	2,500	2,523

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	3,500	3,491

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,754

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	1,000	889

Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022
4.750% due 12/01/2051	775	619

		34,540

CONNECTICUT 0.5%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022
5.000% due 07/01/2047	3,000	3,126

DELAWARE 1.0%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	5,360	4,855
7.120% due 07/01/2037	945	922

		5,777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 0.4%

District of Columbia Revenue Bonds, Series 2022
5.500% due 02/28/2037	$1,850	$2,126

FLORIDA 5.7%

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	1,385	1,417

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
5.000% due 05/01/2042	1,230	1,233

Central Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2041	4,290	4,146

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2051	1,250	1,053

Florida Development Finance Corp. Revenue Bonds, Series 2024
4.500% due 08/01/2055	3,500	3,507

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2050	3,700	3,330

JEA Water & Sewer System, Florida Revenue Bonds, Series 2024
5.250% due 10/01/2049	1,800	2,004

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	2,500	2,408

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2047	3,800	3,993

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2053	2,110	2,219

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 11/01/2052	2,850	2,869

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	5,300	5,126

		33,305

GEORGIA 5.9%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	3,900

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(b)	3,750	1,688

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	7,000	7,073

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	19,700

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,000	1,045

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024
4.125% due 10/01/2049	1,000	984

		34,390

ILLINOIS 12.7%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	7,000	7,024

Chicago O’Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020
4.000% due 01/01/2039	3,000	3,033

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	$3,000	$2,936

Chicago Park District, Illinois General Obligation Bonds, Series 2020
4.000% due 01/01/2036	1,300	1,312

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	4,000	4,023

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,155	496

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(b)	2,000	1,805

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,042

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,221
5.000% due 05/01/2041	1,500	1,548

Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	6,250	6,133

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	7,740	7,885
5.000% due 11/01/2027	6,140	6,424

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	12,500	12,738

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	6,000	2,989

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	5,000	1,233

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	1,034
0.000% due 06/15/2037 (c)	1,000	577

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038	8,000	8,409

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	1,400	1,296

		74,158

INDIANA 1.7%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	3,000	3,015

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	2,815	1,841

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	948

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,066
6.000% due 03/01/2053	2,500	2,748

		9,618

IOWA 2.7%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012
4.750% due 08/01/2042	2,000	1,990

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	10,715	11,345

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046	680	684

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	1,900	1,828

		15,847

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 3.8%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	$7,000	$6,864

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	7,750	7,864

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2052	4,125	4,398

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 10/01/2040	2,800	3,077

		22,203

MAINE 0.3%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	2,000	1,926

MARYLAND 0.2%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.250% due 07/01/2050	1,400	1,303

MASSACHUSETTS 2.4%

Commonwealth of Massachusetts General Obligation Bonds, Series 2024
5.000% due 01/01/2049	5,000	5,425

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,300	5,741

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(b)	444	4

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,520

		13,690

MICHIGAN 2.9%

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2048	4,000	4,436

Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2048	2,000	2,218

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.000% due 04/15/2042	2,000	1,950

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2046	4,945	5,034

Michigan Finance Authority Revenue Bonds, Series 2020
4.800% due 09/01/2040	185	160
5.000% due 09/01/2050	300	248

Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	100	93

Michigan State Housing Development Authority Revenue Bonds, Series 2015
4.350% due 10/01/2045	2,000	1,980

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	25,000	803

		16,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 1.3%

Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022
5.250% due 06/15/2047	$2,000	$2,171

Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024
5.250% due 01/01/2047	2,000	2,191

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,500	3,417

		7,779

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	40

MISSOURI 2.8%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,003

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	513
5.000% due 02/15/2036	425	448

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023
5.500% due 12/01/2048	2,700	2,980

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2055	2,000	2,117

		16,061

MULTI-STATE 0.5%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.141% due 01/25/2040	2,972	2,912

NEBRASKA 0.4%

University of Nebraska Facilities Corp Revenue Bonds, Series 2021
4.000% due 07/15/2062	2,650	2,494

NEVADA 1.3%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	4,450	4,756

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	24,000	2,553

		7,309

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	5,469	5,533

NEW JERSEY 7.0%

Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022
4.000% due 08/01/2040	6,400	6,404

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (f)	147	133

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,220

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,008

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	59

Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	$2,500	$1,692

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,500	1,580

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.250% due 06/15/2043	4,000	4,180

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.250% due 06/15/2050	2,650	2,899

New Jersey Turnpike Authority Revenue Bonds, Series 2024
4.125% due 01/01/2054	2,600	2,588

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,035

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	10,710	10,812

		40,551

NEW YORK 21.2%

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2057	1,000	1,034

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	2,600	2,489

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.563% due 04/25/2042 ~	6,000	6,285

Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	2,500	2,708

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058 ^(b)	751	225

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	3,000	3,256
5.250% due 06/15/2052	6,000	6,578

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	1,800	1,988

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	5,000	5,680

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	13,298

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	9,250	9,259

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	3,775	2,771

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2061	2,000	1,915

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	3,500	3,328

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,000	2,099

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	4,000	3,889

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2048	8,000	7,815

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	$2,900	$2,912
4.000% due 01/01/2050	1,305	1,244

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	7,375	7,212

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	2,900	2,830

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	6,250	6,040

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2051	2,500	2,722
5.000% due 03/15/2063	2,000	2,147

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	5,500	5,696

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	2,250	2,197

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	3,300	3,422

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
4.000% due 06/01/2050	2,920	2,611

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	6,000	5,719

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	4,250	4,526

		123,895

NORTH CAROLINA 1.2%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	2,500	2,503

North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 01/01/2058	4,500	4,759

		7,262

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	1,950	59

OHIO 6.5%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	79,500	7,458

Canton City School District, Ohio General Obligation Bonds, Series 2023
5.500% due 12/01/2050	3,700	4,070

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	11,000	10,528

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	5,500	5,344

Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015
4.250% due 11/01/2040	3,000	3,013

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,338

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	1,700	1,634

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.550% due 09/01/2049	$2,500	$2,511

Worthington City School District, Ohio General Obligation Bonds, Series 2023
5.500% due 12/01/2054	1,060	1,183

		38,079

OKLAHOMA 1.6%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	2,000	2,058

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	1,750	1,445

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,900	6,019

		9,522

OREGON 1.1%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,545	1,521

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2051 (c)	3,700	959

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	5,195	1,622
5.000% due 06/15/2052	2,000	2,148

		6,250

PENNSYLVANIA 4.9%

Bucks County, Pennsylvania Water and Sewer Authority Revenue Bonds, (AGM Insured), Series 2022
4.250% due 12/01/2047	1,800	1,779

Commonwealth of Pennsylvania General Obligation Bonds, Series 2023
4.000% due 09/01/2042	6,625	6,522

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.450% due 10/01/2034	3,000	3,063

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.750% due 12/31/2062	7,000	7,650

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	3,400	3,742

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 09/01/2045	4,915	4,934

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	964

		28,654

PUERTO RICO 6.5%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	63,000	4,377

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	6,411	3,935
0.000% due 11/01/2051	7,819	4,442

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,507
4.000% due 07/01/2041	3,500	3,274

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	$52,000	$12,235

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	7,005	6,928

		37,698

RHODE ISLAND 3.2%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	18,480

SOUTH CAROLINA 1.7%

South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	10,003

TENNESSEE 0.2%

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2049	1,550	1,149

TEXAS 27.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	908
12.000% due 12/01/2045	2,250	1,980

Board of Regents of the University of Texas System Revenue Bonds, Series 2022
4.000% due 08/15/2052	6,500	6,263

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	4,000	4,049

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,600	2,464

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	2,500	1,453
0.000% due 08/15/2037 (c)	8,000	4,419

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,750	1,779

Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.250% due 08/15/2053	2,000	1,994

Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.125% due 08/15/2053	2,800	2,752

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	10,250	9,811

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	2,000	2,221

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	3,100	2,979

Edgewood Independent School District/Van Zandt County, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2048	2,800	2,721

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	7,455	7,235

Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023
5.000% due 03/01/2048	7,125	7,557

Garland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	6,600	7,158

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020
4.000% due 10/01/2049	$2,100	$1,989

Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	6,300	5,938

Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2041	3,000	2,993

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	3,000	3,219

Houston, Texas Combined Utility System Revenue Bonds, Series 2020
4.000% due 11/15/2049	1,510	1,441

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	1,000	969

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049 (a)	3,100	2,992

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2048	2,500	2,426

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	10,600	11,381

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2049	1,750	1,903

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	2,000	2,057

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 07/01/2046 ^(b)	1,030	736

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,483

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,030

San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042	10,000	9,546

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	5,000	5,502

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2053	5,000	4,786

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,036

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	3,140	3,309

Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023
5.250% due 08/15/2048	6,300	6,904

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	8,350	8,597

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	5,000	5,106

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	1,800	1,873

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 12/15/2060	1,250	1,154

		158,113

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 0.7%

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021
4.000% due 08/01/2031	$1,000	$973

Military Installation Development Authority, Utah Revenue Bonds, Series 2021
4.000% due 06/01/2052	2,000	1,623

Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023
5.000% due 01/15/2053	1,440	1,531

		4,127

VIRGINIA 1.1%

Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023
5.125% due 10/01/2048	2,210	2,350

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	1,639
5.000% due 07/01/2034	2,445	2,281

		6,270

WASHINGTON 0.5%

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	2,960	2,691

WEST VIRGINIA 1.6%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,051

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040	7,110	7,114

		9,165

WISCONSIN 5.6%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	500	365
7.000% due 01/01/2050	4,500	4,815

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	1,800

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	15,000	1,114

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,700	1,443
4.000% due 03/31/2056	900	749
4.500% due 06/01/2056	2,900	2,345

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
5.000% due 10/01/2052	5,500	5,806

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	3,855	1,383
0.000% due 12/15/2055 (c)	20,420	4,378

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,345	4,394

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	4,470	4,126

		32,718

Total Municipal Bonds & Notes (Cost $941,848)		946,557

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	61

Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.6%

Freddie Mac
3.800% due 01/01/2040	$9,976	$9,481
3.850% due 01/01/2040	6,000	5,706

Total U.S. Government Agencies (Cost $15,241)		15,187

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (g) 1.0%
$5,945

Total Short-Term Instruments (Cost $5,945)	5,945

Total Investments in Securities (Cost $970,134)	974,788

Total Investments 167.1% (Cost $970,134)	$974,788

Auction Rate Preferred Shares (1.1)%	(6,425)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (64.6)%	(376,477)

Other Assets and Liabilities, net (1.4)%	(8,796)

Net Assets Applicable to Common Shareholders 100.0%	$583,090

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)
Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$169	$133	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.600%	06/28/2024	07/01/2024	$5,945	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(6,064)	$5,945	$5,946

Total Repurchase Agreements						$(6,064)	$5,945	$5,946

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$5,946	$0	$0	$5,946	$(6,064)	$(118)

Total Borrowings and Other Financing Transactions	$5,946	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$7,099	$7,099
Municipal Bonds & Notes
Alabama	0	9,008	0	9,008
Alaska	0	2,603	0	2,603
Arizona	0	53,000	0	53,000
Arkansas	0	4,835	0	4,835
California	0	31,366	0	31,366
Colorado	0	34,540	0	34,540
Connecticut	0	3,126	0	3,126
Delaware	0	5,777	0	5,777
District of Columbia	0	2,126	0	2,126
Florida	0	33,305	0	33,305
Georgia	0	34,390	0	34,390
Illinois	0	74,158	0	74,158
Indiana	0	9,618	0	9,618
Iowa	0	15,847	0	15,847
Louisiana	0	22,203	0	22,203
Maine	0	1,926	0	1,926
Maryland	0	1,303	0	1,303
Massachusetts	0	13,690	0	13,690
Michigan	0	16,922	0	16,922
Minnesota	0	7,779	0	7,779
Mississippi	0	40	0	40
Missouri	0	16,061	0	16,061
Multi-State	0	2,912	0	2,912
Nebraska	0	2,494	0	2,494

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Nevada	$0	$7,309	$0	$7,309
New Hampshire	0	5,533	0	5,533
New Jersey	0	40,551	0	40,551
New York	0	123,895	0	123,895
North Carolina	0	7,262	0	7,262
North Dakota	0	59	0	59
Ohio	0	38,079	0	38,079
Oklahoma	0	9,522	0	9,522
Oregon	0	6,250	0	6,250
Pennsylvania	0	28,654	0	28,654
Puerto Rico	0	37,698	0	37,698
Rhode Island	0	18,480	0	18,480
South Carolina	0	10,003	0	10,003
Tennessee	0	1,149	0	1,149
Texas	0	158,113	0	158,113
Utah	0	4,127	0	4,127
Virginia	0	6,270	0	6,270
Washington	0	2,691	0	2,691
West Virginia	0	9,165	0	9,165
Wisconsin	0	32,718	0	32,718
U.S. Government Agencies	0	15,187	0	15,187
Short-Term Instruments
Repurchase Agreements	0	5,945	0	5,945

Total Investments	$0	$967,689	$7,099	$974,788

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$7,406	$0	$0	$0	$0	$(307)	$0	$0	$7,099	$(307)

Totals	$7,406	$0	$0	$0	$0	$(307)	$0	$0	$7,099	$(307)

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	63

Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)	June 30, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$7,099	Discounted Cash Flow	Discount Rate	6.578-7.585	6.748

Total	$7,099

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Income Fund III	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 167.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

Falcon PK
TBD% due 11/01/2026 «µ	$500	$500
TBD% - 7.181% due 10/26/2063 «µ	2,700	2,700

Total Loan Participations and Assignments (Cost $3,200)		3,200

MUNICIPAL BONDS & NOTES 163.4%

ALABAMA 1.6%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.500% due 10/01/2053	2,500	2,711

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
5.250% due 05/01/2044	1,625	1,632

		4,343

ALASKA 0.5%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	1,165	1,238

ARIZONA 8.9%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2031 ^(b)	675	431
4.500% due 01/01/2032 ^(b)	710	416
4.500% due 01/01/2049	750	432

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	1,200	72

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	1,200	1,114

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	750	741

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,800	3,691

Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020
4.000% due 10/01/2044	4,120	3,623

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023
5.000% due 01/01/2050	1,000	1,082

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	12,646

		24,248

ARKANSAS 0.8%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	1,250	1,373

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
5.250% due 03/01/2053	700	756

		2,129

CALIFORNIA 4.7%

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	2,400	2,397

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2046	1,500	1,511

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	$1,810	$1,811

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,500	279

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,050	1,089

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	1,490	1,497

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,537

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,100	1,030

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021
4.000% due 10/01/2048	730	727

		12,878

COLORADO 3.9%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,500	2,488
4.000% due 08/01/2049	2,000	1,900

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	1,615	980

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,250	1,229

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,250	1,262

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	1,250	1,247

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	613

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	489

Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022
4.750% due 12/01/2051	500	399

		10,607

CONNECTICUT 0.5%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022
5.000% due 07/01/2047	1,380	1,438

DELAWARE 4.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	11,120	10,072
7.120% due 07/01/2037	1,965	1,917

		11,989

DISTRICT OF COLUMBIA 0.8%

District of Columbia Revenue Bonds, Series 2022
5.500% due 08/31/2036	1,800	2,063

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 6.4%

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	$645	$660

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2041	500	460
4.000% due 10/01/2051	1,250	1,053

Florida Development Finance Corp. Revenue Bonds, Series 2024
4.500% due 08/01/2055	1,250	1,253

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2050	1,800	1,620

JEA Water & Sewer System, Florida Revenue Bonds, Series 2024
5.250% due 10/01/2049	900	1,002

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	2,500	2,408

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2047	1,850	1,944

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2053	980	1,030

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047	3,750	3,496

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	2,450	2,369

		17,295

GEORGIA 4.4%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(b)	1,750	788

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,000	3,031

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	7,000	7,004

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024
4.125% due 10/01/2049	1,000	984

		11,807

ILLINOIS 11.9%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	4,000	4,014

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,800	3,935

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	402
5.500% due 01/01/2042	1,000	1,002

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,122

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	1,030	237

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(b)	1,010	912

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,042
5.000% due 05/01/2041	1,500	1,548

Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	1,250	1,227

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	7,324

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	65

Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	$2,000	$996

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	617

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038	3,900	4,099

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	700	648

		32,125

INDIANA 1.7%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,400	1,407

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,650	1,079

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,066
6.000% due 03/01/2053	1,000	1,099

		4,651

IOWA 3.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012
4.750% due 08/01/2042	1,500	1,493

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	5,455	5,775

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046	356	359

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	875	841

		8,468

LOUISIANA 3.7%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	4,000	3,922

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	2,500	2,525

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2052	1,915	2,042

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,350	1,483

		9,972

MAINE 0.7%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	2,000	1,943

MARYLAND 0.2%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.000% due 07/01/2040	500	481

MASSACHUSETTS 1.9%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2023
5.000% due 06/01/2053	$2,450	$2,654

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(b)	228	2

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,008

Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	525	525

		5,192

MICHIGAN 5.4%

Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021
5.000% due 01/01/2051	2,500	2,629

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2048	2,875	3,188

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2046	2,425	2,469

Michigan State Housing Development Authority Revenue Bonds, Series 2015
4.350% due 10/01/2045	920	911

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	12,500	401

Michigan Trunk Line State Revenue Bonds, Series 2021
4.000% due 11/15/2044	5,000	4,922

		14,520

MINNESOTA 1.0%

Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024
5.250% due 01/01/2047	1,000	1,096

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,750	1,708

		2,804

MISSOURI 2.2%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,000	2,906

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
5.000% due 02/15/2035	500	527

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023
5.500% due 12/01/2048	1,250	1,380

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2055	1,000	1,059

		5,872

MULTI-STATE 0.4%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.141% due 01/25/2040	991	971

NEBRASKA 0.4%

University of Nebraska Facilities Corp Revenue Bonds, Series 2021
4.000% due 07/15/2062	1,310	1,233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 1.1%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	$1,800	$1,924

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	11,000	1,170

		3,094

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	2,680	2,712

NEW JERSEY 8.6%

Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022
4.000% due 08/01/2040	3,000	3,002

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (e)	71	64

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,220

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,004

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	3,200	2,166

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.250% due 06/15/2050	1,200	1,313

New Jersey Turnpike Authority Revenue Bonds, Series 2024
4.125% due 01/01/2054	1,200	1,194

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	923

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,200	1,266
5.000% due 06/01/2046	6,095	6,153

		23,305

NEW YORK 19.7%

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2057	2,000	2,068

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	1,200	1,149

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.563% due 04/25/2042 ~	2,700	2,828

Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,354

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,915	1,841

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058 ^(b)	785	235

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2045	3,000	2,955

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.250% due 06/15/2052	2,530	2,774

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	800	884

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	$2,250	$2,556

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,017

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	1,760	1,292

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2061	925	886

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	1,750	1,664

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	486

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2048	3,625	3,541

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	5,250	5,272
4.000% due 01/01/2050	620	591

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	3,250	3,141

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2051	1,300	1,416
5.000% due 03/15/2063	5,000	5,367

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	2,500	2,589

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	2,750	2,621
5.250% due 05/15/2062	1,000	1,086

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	1,835	1,954

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2050	700	776

		53,343

NORTH CAROLINA 1.2%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	1,100	1,101

North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 01/01/2058	2,100	2,221

		3,322

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	940	28

OHIO 6.9%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	39,500	3,706

Canton City School District, Ohio General Obligation Bonds, Series 2023
5.500% due 12/01/2050	1,750	1,925

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	5,310	5,082

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	2,250	2,186

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015
4.250% due 11/01/2040	$2,000	$2,009

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,250	1,169

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	900	865

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.350% due 09/01/2044	1,200	1,204

Worthington City School District, Ohio General Obligation Bonds, Series 2023
5.500% due 12/01/2054	485	541

		18,687

OKLAHOMA 2.0%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	1,600	1,646

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	1,000	826

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	2,825	2,882

		5,354

OREGON 1.2%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	985

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2051 (c)	1,710	443

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,495	779
5.000% due 06/15/2052	1,000	1,074

		3,281

PENNSYLVANIA 2.9%

Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022
4.000% due 05/01/2040	1,750	1,742

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.750% due 12/31/2062	3,000	3,278

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,650	1,816

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	964

		7,800

PUERTO RICO 6.3%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	31,000	2,152

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	4,099	2,349

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,170
4.000% due 07/01/2041	1,700	1,590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	$9,650	$3,121
0.000% due 07/01/2051 (c)	10,500	2,471

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,260	4,213

		17,066

RHODE ISLAND 1.1%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	3,000	3,005

SOUTH CAROLINA 2.5%

South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,000
5.500% due 12/01/2053	1,750	1,751

		6,751

TENNESSEE 0.2%

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2049	750	556

TEXAS 30.4%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	650	439
12.000% due 12/01/2045	1,100	968

Bexar County Texas Hospital District, General Obligation Bonds, Series 2018
4.000% due 02/15/2043	2,500	2,436

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	2,000	2,025

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	1,250	1,184

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	727
0.000% due 08/15/2037 (c)	4,000	2,210

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,016

Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.250% due 08/15/2053	925	922

Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.125% due 08/15/2053	1,260	1,238

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	5,000	4,786

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	1,000	1,111

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	1,500	1,441

Edgewood Independent School District/Van Zandt County, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2048	1,290	1,254

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	4,000	3,882

Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023
5.000% due 03/01/2048	3,375	3,580

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	67

Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Garland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	$3,100	$3,362

Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020
4.000% due 10/01/2049	1,045	990

Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	3,000	2,828

Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2041	1,250	1,247

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	1,250	1,341

Houston, Texas Combined Utility System Revenue Bonds, Series 2020
4.000% due 11/15/2049	1,000	954

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	1,000	969

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049 (a)	1,500	1,448

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2048	1,250	1,213

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	4,900	5,261

Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	2,500	2,414

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2049	1,000	1,087

Lower Colorado River Authority, Texas Revenue Bonds, Series 2020
5.000% due 05/15/2045	1,750	1,829

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	1,000	1,029

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,455

San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021
4.000% due 08/01/2048	3,000	2,883

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	2,500	2,751

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	518

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	1,480	1,560

Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023
5.250% due 08/15/2048	2,900	3,178

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	$4,140	$4,262

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	2,000	2,042

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	800	832

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	1,700	1,797
5.000% due 10/15/2058	1,100	1,182

University of North Texas System Revenue Bonds, Series 2018
4.000% due 04/15/2050	2,200	2,095

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 12/15/2060	2,700	2,493

		82,392

UTAH 0.6%

Military Installation Development Authority, Utah Revenue Bonds, Series 2021
4.000% due 06/01/2036	1,000	900

Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023
5.000% due 01/15/2053	700	744

		1,644

VIRGINIA 0.8%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	25,000	804
5.000% due 07/01/2034	1,465	1,366

		2,170

WASHINGTON 2.2%

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.000% due 01/01/2046	4,000	3,926

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	1,345	1,223

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	697

		5,846

WEST VIRGINIA 0.4%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,025

WISCONSIN 4.8%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,675

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	$2,500	$1,125

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	7,500	557

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,260	1,069
4.500% due 06/01/2056	885	716

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
5.000% due 10/01/2052	2,000	2,111

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	6,500	2,332

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	415	420

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	2,070	1,911

		12,916

Total Municipal Bonds & Notes (Cost $441,091)		442,564

U.S. GOVERNMENT AGENCIES 2.8%

Freddie Mac
3.800% due 01/01/2040	4,988	4,740
3.850% due 01/01/2040	2,800	2,663

Total U.S. Government Agencies (Cost $7,432)		7,403

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (f) 0.3%
		886

Total Short-Term Instruments (Cost $886)		886

Total Investments in Securities (Cost $452,609)		454,053

Total Investments 167.7% (Cost $452,609)		$454,053

Auction Rate Preferred Shares (0.4)%		(1,175)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (67.1)%		(181,773)

Other Assets and Liabilities, net (0.2)%		(464)

Net Assets Applicable to Common Shareholders 100.0%		$270,641

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2024	(Unaudited)

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$ 77	$64	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.600%	06/28/2024	07/01/2024	$886	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(904)	$886	$886

Total Repurchase Agreements						$(904)	$886	$886

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$886	$0	$0	$886	$(904)	$(18)

Total Borrowings and Other Financing Transactions	$886	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$3,200	$3,200
Municipal Bonds & Notes
Alabama	0	4,343	0	4,343
Alaska	0	1,238	0	1,238
Arizona	0	24,248	0	24,248
Arkansas	0	2,129	0	2,129
California	0	12,878	0	12,878
Colorado	0	10,607	0	10,607
Connecticut	0	1,438	0	1,438
Delaware	0	11,989	0	11,989
District of Columbia	0	2,063	0	2,063

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Florida	$0	$17,295	$0	$17,295
Georgia	0	11,807	0	11,807
Illinois	0	32,125	0	32,125
Indiana	0	4,651	0	4,651
Iowa	0	8,468	0	8,468
Louisiana	0	9,972	0	9,972
Maine	0	1,943	0	1,943
Maryland	0	481	0	481
Massachusetts	0	5,192	0	5,192
Michigan	0	14,520	0	14,520
Minnesota	0	2,804	0	2,804
Missouri	0	5,872	0	5,872

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2024	69

Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)	June 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Multi-State	$0	$971	$0	$971
Nebraska	0	1,233	0	1,233
Nevada	0	3,094	0	3,094
New Hampshire	0	2,712	0	2,712
New Jersey	0	23,305	0	23,305
New York	0	53,343	0	53,343
North Carolina	0	3,322	0	3,322
North Dakota	0	28	0	28
Ohio	0	18,687	0	18,687
Oklahoma	0	5,354	0	5,354
Oregon	0	3,281	0	3,281
Pennsylvania	0	7,800	0	7,800
Puerto Rico	0	17,066	0	17,066
Rhode Island	0	3,005	0	3,005

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
South Carolina	$0	$6,751	$0	$6,751
Tennessee	0	556	0	556
Texas	0	82,392	0	82,392
Utah	0	1,644	0	1,644
Virginia	0	2,170	0	2,170
Washington	0	5,846	0	5,846
West Virginia	0	1,025	0	1,025
Wisconsin	0	12,916	0	12,916
U.S. Government Agencies	0	7,403	0	7,403
Short-Term Instruments
Repurchase Agreements	0	886	0	886

Total Investments	$0	$450,853	$3,200	$454,053

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,340	$0	$0	$0	$0	$(140)	$0	$0	$3,200	$(140)

Totals	$3,340	$0	$0	$0	$0	$(140)	$0	$0	$3,200	$(140)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$3,200	Discounted Cash Flow	Discount Rate	6.578-7.585	6.735

Total	$3,200

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements	June 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II and PIMCO Municipal Income Fund III (each a “Fund” and collectively, the “Funds”) are organized as closed-end
management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO California Municipal Income Fund	May 10, 2001

PIMCO California Municipal Income Fund II	March 29, 2002

PIMCO California Municipal Income Fund III	August 20, 2002

PIMCO New York Municipal Income Fund	May 10, 2001

PIMCO New York Municipal Income Fund II	March 29, 2002

PIMCO New York Municipal Income Fund III	August 20, 2002

PIMCO Municipal Income Fund	May 9, 2001

PIMCO Municipal Income Fund II	March 29, 2002

PIMCO Municipal Income Fund III	August 20, 2002

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III have established wholly-owned subsidiaries in Delaware. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the treatment of each Fund’s subsidiaries in the financial statements.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(
a
) Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend
date, except certain dividends from foreign securities where the ex-dividend
date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend
date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on
non-accrual
status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual
status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual
forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Distributions — Common Shares
 The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Municipal Income Fund	Monthly	Monthly

PIMCO California Municipal Income Fund II	Monthly	Monthly

PIMCO California Municipal Income Fund III	Monthly	Monthly

PIMCO New York Municipal Income Fund	Monthly	Monthly

PIMCO New York Municipal Income Fund II	Monthly	Monthly

PIMCO New York Municipal Income Fund III	Monthly	Monthly

PIMCO Municipal Income Fund	Monthly	Monthly

PIMCO Municipal Income Fund II	Monthly	Monthly

PIMCO Municipal Income Fund III	Monthly	Monthly

SEMIANNUAL REPORT	|	JUNE 30, 2024	71

Notes to Financial Statements	(Cont.)

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt
interest and any investment company taxable income, and may distribute its net capital gain. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in
surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related
characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.
Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates
In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU
2020-04,
Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU
2020-04
is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU
2021-01
and ASU
2022-06,
which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU
2022-03,
Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU
2022-03
clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU
2022-03
is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

The U.S. Securities and Exchange Commission (“SEC”) to adopt proposed amendments to the Settlement Cycle Rule (Rule
15c6-1)
and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

72	PIMCO CLOSED-END FUNDS

June 30, 2024	(Unaudited)

In September 2023, the SEC adopted amendments to Rule
35d-1
under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the Fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies
The NAV of a Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign
(non-U.S.)
equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign
(non-U.S.)
equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule
2a-5,
the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign
(non-U.S.)
fixed income securities,
non-exchange
traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end
management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments.

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Notes to Financial Statements	(Cont.)

If a foreign
(non-U.S.)
equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign
(non-U.S.)
equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign
(non-U.S.)
equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign
(non-U.S.)
securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign
(non-U.S.)
equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign
(non-U.S.)
investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy
U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎
Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In

74	PIMCO CLOSED-END FUNDS

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accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy
Level
 1, Level
 2 and Level
 3 trading assets and trading liabilities, at fair value
 The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered
open-end
investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end
investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities,
non-U.S.
bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities
The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments
 are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off
between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers

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Notes to Financial Statements	(Cont.)

for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans,
B-Notes
and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.
Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because investing in unfunded loan commitments creates a future obligation for a Fund to provide funding to a borrower upon demand in exchange for a fee, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Restricted Investments
 are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises
 are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

When-Issued Transactions
 are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(
a) Repurchase Agreements
 Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined
repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party
repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Tender Option Bond Transactions
 In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by a Fund. The TOB Floater is generally issued to third-party investors (typically a money market fund) and the TOB Residual is generally issued to a Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, a Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

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Notes to Financial Statements	(Cont.)

A TOB Residual held by a Fund provides the Fund with the right to: (i) cause the holders of the TOB Floater to tender their notes at par, and (ii) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event, after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

If there are insufficient proceeds from the liquidation of the TOB Trust, the party that would bear the losses would depend upon whether a Fund holds a non-recourse
TOBs Residual or a recourse TOBs Residual. If a Fund holds a non-recourse
TOBs Residual, the Liquidity Provider or holders of the TOBs Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets. If a Fund holds a recourse TOBs Residual, the Fund (and, indirectly, holders of the Fund’s Common Shares) would typically bear the losses. In particular, if a Fund holds a recourse TOBs Residual, it will typically have entered into an agreement pursuant to which the Fund would be required to pay to the Liquidity Provider the difference between the purchase price of any TOBs Floaters put to the Liquidity Provider by holders of the TOBs Floaters and the proceeds realized from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer. Each Fund may invest in both non-recourse
and recourse TOBs Residuals to leverage its portfolio.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. The Volcker Rule precludes banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust (e.g., a Fund) to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

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The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.
For the period ended June 30, 2024, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*

PIMCO Municipal Income Fund II	$7,500	4.31%

*	Annualized

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a complete list of the principal risks the Funds may be subject to, please see the Principal Risks of the Funds section of the Funds’ annual report dated December 31, 2023.

	PIMCO Municipal Income Fund (PMF)	PIMCO Municipal Income Fund II (PML)	PIMCO Municipal Income Fund III (PMX)	PIMCO California Municipal Income Fund (PCQ)	PIMCO California Municipal Income Fund II (PCK)	PIMCO California Municipal Income Fund III (PZC)	PIMCO New York Municipal Income Fund (PNF)	PIMCO New York Municipal Income Fund II (PNI)	PIMCO New York Municipal Income Fund III (PYN)

AMT Bonds	X	X	X	X	X	X	X	X	X

Asset Allocation	X	X	X	X	X	X	X	X	X

California State-Specific	X	X	X	X	X	X	—	—	—

Call	X	X	X	X	X	X	X	X	X

Confidential Information Access Risk	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X

Cyber Security	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Distribution Rate	X	X	X	X	X	X	X	X	X

High Yield Securities	X	X	X	X	X	X	X	X	X

Illinois State-Specific	X	X	X	—	—	—	—	—	—

Inflation/Deflation	X	X	X	X	X	X	X	X	X

Insurance	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Leverage	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Loan Origination	X	X	X	X	X	X	X	X	X

Loans and Other Indebtedness; Loan Participations and Assignments	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Market Discounts	X	X	X	X	X	X	X	X	X

Market Disruptions	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X

Municipal Bond Market	X	X	X	X	X	X	X	X	X

Municipal Bond	X	X	X	X	X	X	X	X	X

Municipal Project-Specific	X	X	X	X	X	X	X	X	X

New York State-Specific	X	X	X	—	—	—	X	X	X

Non-Diversification	—	—	—	—	—	—	X	—	X

Operational	X	X	X	X	X	X	X	X	X

Other Investment Companies	X	X	X	X	X	X	X	X	X

Portfolio Turnover	X	X	X	X	X	X	X	X	X

SEMIANNUAL REPORT	|	JUNE 30, 2024	79

Notes to Financial Statements	(Cont.)

	PIMCO Municipal Income Fund (PMF)	PIMCO Municipal Income Fund II (PML)	PIMCO Municipal Income Fund III (PMX)	PIMCO California Municipal Income Fund (PCQ)	PIMCO California Municipal Income Fund II (PCK)	PIMCO California Municipal Income Fund III (PZC)	PIMCO New York Municipal Income Fund (PNF)	PIMCO New York Municipal Income Fund II (PNI)	PIMCO New York Municipal Income Fund III (PYN)

Potential Conflicts of Interest — Allocation of Investment Opportunities	X	X	X	X	X	X	X	X	X

Privacy and Data Security	X	X	X	X	X	X	X	X	X

Private Placement and Restricted Securities	X	X	X	X	X	X	X	X	X

Puerto Rico-Specific	X	X	X	X	X	X	X	X	X

Regulatory Changes	X	X	X	X	X	X	X	X	X

Regulatory — LIBOR	X	X	X	X	X	X	X	X	X

Reinvestment	X	X	X	X	X	X	X	X	X

Repurchase Agreements	X	X	X	X	X	X	X	X	X

Securities Lending	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X

Structured Investments	X	X	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X	X	X

U.S. Government Securities	X	X	X	X	X	X	X	X	X

Valuation	X	X	X	X	X	X	X	X	X

AMT Bonds Risk
 is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Asset Allocation Risk
 is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

California State-Specific Risk
 is the risk that a Fund, to the extent it concentrates its investments in California municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

Call Risk
 is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the
investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Confidential Information Access Risk
 is the risk that, in managing a Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.

Counterparty Risk
 is the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy, or other analogous proceeding.

Credit Risk
 is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivative contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or

80	PIMCO CLOSED-EN D FU NDS

June 3 0, 2024	(Unaudited)

otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its financial obligations.

Cyber Security Risk
 is the risk that, as the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

Derivatives Risk
 is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested.

Changes in the value of a derivative or other similar investment may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility.
Non-centrally
cleared
over-the-counter
(“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally
cleared OTC derivatives or other similar investments. The
primary credit risk on derivatives or other similar investments that are exchange-traded or traded th rou
gh a central clearing counterparty resides with a Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related investments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/ or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Distribution Rate Risk
 is the risk that, although the Fund may seek to maintain level distributions, the Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.

High Yield Securities Risk
 is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Illinois State-Specific Risk
 is the risk that by concentrating its investments in Illinois municipal bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of Illinois issuers to pay interest or repay principal.

Inflation/Deflation Risk
 is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and common shares.

Insurance Risk
 is the risk that a Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts and the credit quality of the companies that provide such credit enhancements will affect the value of those securities. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.

SEMIAN NU AL REPORT	|	JUNE 30, 2024	81

Notes to Financial Statements	(Cont.)

Interest Rate Risk
 is the risk that fixed income securities and other instruments in a Fund’s portfolio will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Leverage Risk
 is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. Leveraging transactions pursued by a Fund may increase its duration and sensitivity to interest rate movements. This means that leverage entails a heightened risk of loss.

Liquidity Risk
 is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or possibly require a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Loan Origination Risk
 is the risk associated with the fact that a Fund may also seek to originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. A Fund may originate loans to corporations and/or other legal entities and individuals, including foreign
(non-U.S.)
entities and individuals. Such borrowers may have credit ratings that are determined by one or more NRSROs or PIMCO to be below investment grade. This may include loans to public or private firms or individuals, such as in connection with housing development projects. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. The Fund’s investment in or origination of loans may also be limit
ed by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. A Fund may subsequently offer such investments for sale to third parties, provided that there is no assurance that a Fund will complete the sale of such an investment. If a Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in a Fund’s investments having high exposure to certain borrowers. A Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and Common Shareholders.

Loans and Other Indebtedness; Loan Participations and Assignments Risk
 is the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of a loan. Additionally, there is a risk that the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting a Fund to costs associated with owning and disposing of the collateral. In the event of the insolvency of the lender selling a participation, there is a risk that a Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. If a loan is foreclosed, the Fund may become owner of the loan’s collateral. The Fund may bear the costs and liabilities associated with owning and holding or disposing of the collateral. There is the risk that a Fund may have difficulty disposing of loans and loan participations due to the lack of a liquid secondary market for loans and loan participations. To the extent a Fund acquires loans, including bank loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not acquire such instruments.

Management Risk
 is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Market Risk
 is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries o
r com
panies.

82	PIMCO CLOSED-END FUNDS

June 30, 2024	(Unaudited)

Market Discount Risk
 is the risk that the price of a Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.

Market Disruptions Risk
 is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, climate change and climate related events, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk
 is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Municipal Bond Market Risk
 is the risk that a Fund may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Fund as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation.

Municipal Bond Risk
 is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Municipal Project-Specific Risk
 is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.
New York State-Specific Risk
 is the risk that a Fund, by investing in
mun
icipal bonds issued b
y or on
behalf of the State of New York and its political subdivisions, financing authorities and their agencies, may be affected significantly by political, economic, regulatory, social, environmental, or public health developments affecting the ability of New York tax-exempt
issuers to pay interest or repay principal.

Non-Diversification
Risk
 is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are
“non-diversified”
may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Operational Risk
 is the risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Other Investment Companies Risk
 is the risk that Common Shareholders may be subject to duplicative expenses to the extent a Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage.

Portfolio Turnover Risk
 is the risk that a high portfolio turnover will result in greater expenses to a Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long- term capital losses) and may adversely affect the Fund’s after-tax
returns.

Potential Conflicts of Interest Risk — Allocation of Investment Opportunities
 is the risk that PIMCO’s or any of its affiliate’s interests or the interests of its clients may conflict with those of the Funds and the results of a Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by PIMCO or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fu nd’s aff
iliates and/or other

SEMIANNUAL RE POR T	|	JUNE 30, 2024	83

Notes to Financial Statements	(Cont.)

accounts managed by PIMCO or its affiliates, including proprietary accounts, achieve profits on their trading.

Privacy and Data Security Risk
 is the risk resulting from the fact that the Gramm-Leach-Bliley
Act (“G
LBA”) and other laws limit the disclosure of certain
non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and the SEC implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.

Private Placement and Restricted Securities Risk
 is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities and the risk that a Fund’s investment in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act, may be relatively less liquid than registered securities traded on established securities markets. A Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Puerto Rico-Specific Risk
 is the risk that by investing in Municipal Bonds issued by Puerto Rico or its instrumentalities, the Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Regulatory Changes Risk
 is the risk that is associated with the fact that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Funds are regulated, affect the expenses incurred directly by the Funds and the value of their investments, and limit and /or preclude the Funds’ ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and PIMCO have historically been eligible for exemptions from certain regulations. However, there is no assurance that a Fund and PIMCO will continue to be eligible for such exemptions. Moreover, government regulation may have unpredictable and unintended effects.

Regulatory Risk — LIBOR
 is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in the past in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Reinvestment Risk
 is the risk that income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.

Repurchase Agreements Risk
 is the risk that, if the party agreeing to repurchase a security should default, a Fund will seek to sell the securities which it holds, which could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending Risk
 is the risk that, when a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and lose rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund.

Short Exposure Risk
 is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Structured Investments Risk
 is the risk that a Fund’s investment in structured products, including structured notes, credit-linked notes and other types of structured products bear the risks of the underlying in vestme
nts, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct

84	PIMCO CLOSED-END FUNDS

June 30, 2024	(Unaudited)

rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments.

Tax Risk
 is the risk that if, in any year, a Fund were to fail to qualify for treatment as a regulated investment company under the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

U.S. Government Securities Risk
 is the risk that the obligations supported by (i) the full faith and credit of the United States, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase the agency’s obligations (iv) or only by the credit of the agency, instrumentality or corporation will not be satisfied in full, or that such obligations will decrease in value or default. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Valuation Risk
 is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

(b) Other Risks
In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s then-currently effective prospectus and statement of additional information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged
exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to

SEMIANNUAL REPORT	|	JUNE 30, 2024	85

Notes to Financial Statements	(Cont.)

terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, a Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(
a)
Management Fee
 PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Manager to the Funds, pursuant to an investment management agreement. Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate (1)

PIMCO California Municipal Income Fund	0.705%

PIMCO California Municipal Income Fund II	0.705%

PIMCO California Municipal Income Fund III	0.715%

PIMCO New York Municipal Income Fund	0.770%

PIMCO New York Municipal Income Fund II	0.735%

PIMCO New York Municipal Income Fund III	0.860%

PIMCO Municipal Income Fund	0.705%

PIMCO Municipal Income Fund II	0.685%

PIMCO Municipal Income Fund III	0.705%

(1)	Management fees calculated based on a Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
In rendering investment advisory services to each Fund, PIMCO may use the resources of one or more foreign
(non-U.S.)
affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (the “PIMCO Overseas Affiliates”), to provide portfolio management, research and trading services to a Fund under the Memorandums of Understanding (“MOUs”). Each of the PIMCO Overseas Affiliates are Participating Affiliates of PIMCO as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each PIMCO Overseas Affiliate and any of their respective employees who provide services to the Funds are considered under the MOUs to be “associated persons” of PIMCO as that term is defined in the Advisers Act for purposes of PIMCO’s required supervision.

(b) Fund Expenses
Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Board (for example, so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by

86	PIMCO CLOSED-END FUNDS

June 30, 2024	(Unaudited)

the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Funds, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP. Without limiting the generality or scope of the foregoing, it is understood that the Funds may bear such expenses either directly or indirectly through contracts or arrangements with PIMCO or an affiliated or unaffiliated third-party.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end
funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO
Closed-End
Funds”), as well as PIMCO California Flexible Municipal Income Fund, PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” and PIMCO Managed Accounts Trust, an open-end
management investment company with multiple series for which PIMCO serves as investment adviser and administrator.

The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended June 30, 2024, were as follows (amounts in thousands
†
):

Fund Name	Purchases	Sales	Realized Gain/Loss

PIMCO California Municipal Income Fund	$2,989	$0	$0

PIMCO California Municipal Income Fund II	3,141	0	0

PIMCO California Municipal Income Fund III	2,624	0	0

PIMCO New York Municipal Income Fund	766	0	0

PIMCO New York Municipal Income Fund II	1,021	0	0

PIMCO New York Municipal Income Fund III	511	0	0

PIMCO Municipal Income Fund	0	3,849	(24)

PIMCO Municipal Income Fund II	0	9,008	(173)

PIMCO Municipal Income Fund III	0	4,079	(19)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The Funds have received exemptive relief from the SEC that, to the extent the Funds rely on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Advisor and certain public or private funds managed by the Advisor and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	|	JUNE 30, 2024	87

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands
†
):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Municipal Income Fund	$3,720	$0	$42,352	$47,045

PIMCO California Municipal Income Fund II	3,813	0	46,468	41,743

PIMCO California Municipal Income Fund III	5,076	0	40,461	41,165

PIMCO New York Municipal Income Fund	0	0	23,649	14,068

PIMCO New York Municipal Income Fund II	0	0	27,257	24,445

PIMCO New York Municipal Income Fund III	0	0	11,550	8,808

PIMCO Municipal Income Fund	7,156	0	40,530	62,445

PIMCO Municipal Income Fund II	15,257	5,748	94,018	91,229

PIMCO Municipal Income Fund III	7,440	0	47,986	65,965

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. PREFERRED SHARES

(a) Auction-Rate Preferred Shares
 Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended June 30, 2024, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2024
PIMCO California Municipal Income Fund

Series A	3	7.433%	2.138%	2.417%

Series B	17	7.433%	2.130%	2.417%

Series C	4	6.742%	2.122%	2.337%
PIMCO California Municipal Income Fund II

Series A	9	7.433%	2.138%	2.417%

Series B	8	7.433%	2.134%	2.417%

Series C	6	7.433%	2.130%	2.417%

Series D	5	7.433%	2.122%	2.417%

Series E	31	6.742%	2.122%	2.337%
PIMCO California Municipal Income Fund III

Series A	7	7.433%	2.134%	2.417%

Series B	38	7.433%	2.122%	2.417%
PIMCO New York Municipal Income Fund

Series A	19	7.433%	2.134%	2.417%
PIMCO New York Municipal Income Fund II

Series A	16	7.433%	5.845%	6.647%

Series B	6	6.742%	2.122%	2.337%
PIMCO New York Municipal Income Fund III

Series A	3	7.433%	2.138%	2.417%
PIMCO Municipal Income Fund

Series A	13	7.433%	5.834%	6.647%

Series B	13	7.433%	2.134%	2.417%

Series C	37	7.433%	2.130%	2.417%

Series D	22	7.433%	2.122%	2.417%

Series E	15	6.742%	2.122%	2.337%
PIMCO Municipal Income Fund II

Series A	31	7.433%	2.138%	2.417%

Series B	49	7.433%	2.134%	2.417%

Series C	44	7.433%	2.130%	2.417%

Series D	55	7.433%	2.122%	2.417%

Series E	78	6.742%	2.122%	2.337%

88	PIMCO CLOSED-END FUNDS

June 30, 2024	(Unaudited)

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2024
PIMCO Municipal Income Fund III

Series A	6	7.433%	2.138%	2.417%

Series B	10	7.433%	2.134%	2.417%

Series C	20	7.433%	5.845%	6.647%

Series D	6	7.433%	5.834%	6.647%
Series E	5	6.742%	5.834%	6.427%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Ratings agencies may change their methodologies for evaluating and providing ratings for shares of closed-end
funds at any time and in their sole discretion, which may affect the rating (if any) of Fund’s shares. In addition, ratings downgrades may result in an increase to a Fund’s Maximum Rate, as defined below.

Auction Rate Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since
mid-February
2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end
funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Financial Composite Commercial Paper Rates
110% 1	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate 2

1	150% if all or part of the dividend consists of taxable income or capital gain.
2
“Taxable Equivalent of the Short-Term Municipal Obligation Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P 7 Day Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal).

The maximum rate is a function of short-term interest rates and is typically, but not necessarily, higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

On March 12, 2024, each Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 98% of the ARPS’ per share liquidation preference of $25,000 per share (or $24,500 per share) and any unpaid but accrued dividends (each, a “Tender Offer”).

Each Fund’s Tender Offer expired at 5:00 p.m., New York City time, on April 12, 2024.

Details of the ARPS tendered and not withdrawn for each Fund for the reporting period ended June 30, 2024 are provided in the table below:

Fund Name	Liquidation Preference Per Share	Tender Offer Price Per Share	Price Percentage	Cash Exchanged for ARPS Tendered	ARPS Outstanding as of 12/31/2023	ARPS Tendered	ARPS Outstanding After Tender Offer as of 06/30/2024

PIMCO California Municipal Income Fund	$25,000	$24,500	98%	$107,114,000	4,396	4,372	24

PIMCO California Municipal Income Fund II	25,000	24,500	98%	94,472,000	3,915	3,856	59

PIMCO California Municipal Income Fund III	25,000	24,500	98%	83,937,000	3,471	3,426	45

PIMCO New York Municipal Income Fund	25,000	24,500	98%	32,266,500	1,336	1,317	19

PIMCO New York Municipal Income Fund II	25,000	24,500	98%	49,539,000	2,044	2,022	22

PIMCO New York Municipal Income Fund III	25,000	24,500	98%	25,431,000	1,041	1,038	3

PIMCO Municipal Income Fund	25,000	24,500	98%	139,772,500	5,805	5,705	100

PIMCO Municipal Income Fund II	25,000	24,500	98%	228,560,500	9,586	9,329	257

PIMCO Municipal Income Fund III	25,000	24,500	98%	125,685,000	5,177	5,130	47

SEMIANNUAL REPORT	|	JUNE 30, 2024	89

Notes to Financial Statements	(Cont.)

(b) Remarketable Variable Rate MuniFund Term Preferred Shares
 On September 18, 2018, each of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II (each, a “VMTP Fund” and collectively, the “VMTP Funds”) issued a single series of Variable Rate MuniFund Term Preferred Shares, Series 2022 (the “VMTP Shares”). On June 30, 2021, pursuant to the authority expressly vested in the Boards of Trustees of the VMTP Funds, the Boards of Trustees of the VMTP Funds authorized the redesignation (the “Redesignation”) of each Fund’s VMTP Shares as Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051 (the “Series 2051 RVMTP Shares”). Pursuant to such authority, the Redesignation occurred on July 14, 2021. On June 12, 2024, each of the VMTP Funds called 100% of its outstanding Series 2051 RVMTP Shares for redemption at a redemption price equal to the Series 2051 RVMTP Shares’ face value of 100,000 per share, plus accumulated but unpaid dividends thereon. As of the date of this report, there are no Series 2051 RVMTP Shares outstanding.

On September 20, 2023, each of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II and PIMCO California Municipal Income Fund III issued an additional series of preferred shares designated as Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2053 (the “Series 2053 RVMTP Shares”). The Series 2053 RVMTP Shares have a term of 30 years, subject to remarketing every three years and in certain other instances.

On April 17, 2024, each of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO
California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III issued a series of preferred shares designated as Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2054 (the “Series 2054 RVMTP Shares”). The Series 2054 RVMTP Shares have a term of 30 years, subject to remarketing every five years and in certain other instances.

On June 12, 2024, each of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II issued an additional series of preferred shares designated as Remarketable Variable Rate MuniFund Term Preferred Shares, Series
2054-A
(the “Series
2054-A
RVMTP Shares,” and together with the Series 2051 RVMTP Shares, the Series 2053 RVMTP Shares and the Series 2054 RVMTP Shares, the “RVMTP Shares,” and together with the ARPS, the “Preferred Shares”). The Series
2054-A
RVMTP Shares have a term of 30 years, subject to remarketing every forty-two
months and in certain other instances.

In the Funds’ Statements of Assets and Liabilities, the RVMTP Shares’ aggregate liquidation preference is shown as a liability since they are considered debt of the issuer. The liquidation value of the RVMTP Shares in each Fund’s Statements of Assets and Liabilities is shown as a liability and represents their liquidation preference, which approximates fair value of the shares and is considered level 2 under the fair value hierarchy, less any unamortized debt issuance costs. The RVMTP Shares can be redeemed in whole or in part, at their liquidation preference of $100,000 per share plus any accumulated, unpaid dividends.

Dividends paid with respect to the RVMTP Shares, which are payable monthly, are treated as interest expense, are accrued daily and are reflected, with respect to the RVMTP Shares, as a component of interest expense in the Statements of Operations. For the period ended June 30, 2024, the amount of the RVMTP Shares outstanding, interest expense related to the dividends paid to RVMTP Shares and the daily weighted average interest rate, including issuance costs, can be found in the table below.

Fund Name	RVMTP Shares Outstanding	Interest Expense †	Weighted Average Interest Rate*
PIMCO California Municipal Income Fund

Series 2051 ‡	0	547	5.02%

Series 2053	102	239	4.71%

Series 2054	1,020	1,035	4.94%

Series 2054-A	244	2	0.14%

PIMCO California Municipal Income Fund II

Series 2051 ‡	0	614	5.00%

Series 2053	292	669	4.59%

Series 2054	900	914	4.94%

Series 2054-A	275	2	0.13%

90	PIMCO CLOSED-END FUNDS

June 30, 2024	(Unaudited)

Fund Name	RVMTP Shares Outstanding	Interest Expense †	Weighted Average Interest Rate*

PIMCO California Municipal Income Fund III

Series 2051 ‡	0	604	4.99%

Series 2053	105	246	4.70%

Series 2054	810	823	4.94%

Series 2054-A	271	2	0.13%

PIMCO New York Municipal Income Fund

Series 2054	410	414	4.91%

PIMCO New York Municipal Income Fund II

Series 2051 ‡	0	340	5.11%

Series 2054	500	505	4.91%

Series 2054-A	149	0	0.00%

PIMCO New York Municipal Income Fund III

Series 2054	260	262	4.91%

PIMCO Municipal Income Fund

Series 2051 ‡	0	415	5.10%

Series 2053	204	470	4.62%

Series 2054	1,340	1,359	4.94%

Series 2054-A	182	1	0.16%

PIMCO Municipal Income Fund II

Series 2051 ‡	0	1,546	5.04%

Series 2053	555	1,264	4.57%

Series 2054	2,530	2,565	4.93%

Series 2054-A	687	3	0.09%

PIMCO Municipal Income Fund III

Series 2051 ‡	0	765	5.00%

Series 2053	239	549	4.61%

Series 2054	1,240	1,258	4.94%

Series 2054-A	343	2	0.11%

†	Amounts in thousands.
*	The rate presented is inclusive of the amortized debt issuance cost. As a result, the rate shown may not fall into the range presented in the table below.
‡	Prior to June 12, 2024, the Fund had Series 2051 RVMTP Shares outstanding.

For the period ended June 30, 2024, the dividend rate on the RVMTP Shares ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2024

PIMCO California Municipal Income Fund

Series 2051 †	0	5.47%	2.82%	4.59%

Series 2053	102	5.50%	2.85%	4.83%

Series 2054	1,020	5.39%	5.18%	5.18%

Series 2054-A	244	5.29%	5.08%	5.08%

PIMCO California Municipal Income Fund II

Series 2051 †	0	5.47%	2.82%	4.59%

Series 2053	292	5.50%	2.85%	4.83%

Series 2054	900	5.39%	5.18%	5.18%

Series 2054-A	275	5.29%	5.08%	5.08%

PIMCO California Municipal Income Fund III

Series 2051 †	0	5.47%	2.82%	4.59%

Series 2053	105	5.50%	2.85%	4.83%

Series 2054	810	5.39%	5.18%	5.18%

Series 2054-A	271	5.29%	5.08%	5.08%

PIMCO New York Municipal Income Fund

Series 2054	410	5.39%	5.18%	5.18%

SEMIANNUAL REPORT	|	JUNE 30, 2024	91

Notes to Financial Statements	(Cont.)

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2024

PIMCO New York Municipal Income Fund II

Series 2051 †	0	5.47%	2.82%	4.59%

Series 2054	500	5.39%	5.18%	5.18%

Series 2054-A	149	5.29%	5.08%	5.08%

PIMCO New York Municipal Income Fund III

Series 2054	260	5.39%	5.18%	5.18%

PIMCO Municipal Income Fund

Series 2051 †	0	5.47%	2.82%	4.59%

Series 2053	204	5.50%	2.85%	4.83%

Series 2054	1,340	5.39%	5.18%	5.18%

Series 2054-A	182	5.44%	5.23%	5.23%

PIMCO Municipal Income Fund II

Series 2051 †	0	5.47%	2.82%	4.59%

Series 2053	555	5.50%	2.85%	4.83%

Series 2054	2,530	5.39%	5.18%	5.18%

Series 2054-A	687	5.44%	5.23%	5.23%

PIMCO Municipal Income Fund III

Series 2051 †	0	5.47%	2.82%	4.59%

Series 2053	239	5.50%	2.85%	4.83%

Series 2054	1,240	5.39%	5.18%	5.18%

Series 2054-A	343	5.44%	5.23%	5.23%

†	Prior to June 12, 2024, the Fund had Series 2051 RVMTP Shares outstanding.

Each Fund, at its option, may designate special terms applicable to all of the outstanding RVMTP Shares in a series for a certain period (a “Special Terms Period”) pursuant to a notice of special terms. Such special terms may differ from those provided in the current governing documents of the RVMTP Shares and may include, without limitation, changes to the dividend rate, dividend payment dates, redemption provisions (including, without limitation, the term redemption date or the Early Term Redemption Date (as defined below)), required effective leverage ratio and gross-up
payment provisions; provided that such special terms do not affect the parity ranking of the RVMTP Shares to any other class or series of Preferred Shares then outstanding with respect to dividends or distribution of assets upon dissolution, liquidation, or winding up of the affairs of the Fund. No Special Terms Period with respect to a series of RVMTP Shares will become effective unless certain conditions are satisfied, including that all of the RVMTP Shares in such series are remarketed (except with respect to any RVMTP Shares whose holders have elected to retain their RVMTP Shares for the Special Terms Period). A Special Terms Period will not become effective before the
12-month
anniversary (for the Series 2053 RVMTP Shares and Series
2054-A
RVMTP Shares) or
18-month
anniversary (for the Series 2054 RVMTP Shares) of the date of original issue of the applicable series of RVMTP Shares. The Fund did not declare a Special Terms Period during the period ended June 30, 2024.

In addition, with respect to each series of RVMTP Shares, a “Mandatory Tender Event” will occur on each date that is (i) 20 business days before each (A) three-year anniversary in the case of the
Series 2053 RVMTP Shares; (B) five-year anniversary in the case of the Series 2054 RVMTP Shares; or
(C) forty-two-month
anniversary in the case of the Series
2054-A
RVMTP Shares; since the issuance date of the RVMTP Shares (each an “Early Term Redemption”, and the date on which such occurs, an “Early Term Redemption Date”), (ii) the date a Fund delivers a notice designating a Special Terms Period, and (iii) 20 business days before the end of a Special Terms Period (provided that no subsequent Special Terms Period is designated). Upon the occurrence of a Mandatory Tender Event, all RVMTP Shares will be subject to mandatory tender (subject to the holders’ election to retain their RVMTP Shares) and the Fund will issue or cause to be issued a notice of mandatory tender to the holders of the RVMTP Shares for remarketing on the corresponding Mandatory Tender Date. If any RVMTP Shares subject to a Mandatory Tender Event upon an Early Term Redemption Date of the RVMTP Shares or upon the end of a Special Terms Period have not been either retained by the holders or remarketed by the Mandatory Tender Date, the Fund will redeem such RVMTP Shares on the Early Term Redemption Date or the end of the Special Terms Period, as applicable.

With respect to the Mandatory Tender Events described in clauses (i), (ii) and (iii) above, the corresponding “Mandatory Tender Date” means, respectively: (i) the date that is (A) 180 calendar days following the Early Term Redemption Date in the case of the Series 2053 RVMTP Shares; or (B) the Early Term Redemption Date in the case of the Series 2054 RVMTP Shares and the Series
2054-A
RVMTP Shares, (ii) the date on which the related Special Terms Period becomes

92	PIMCO CLOSED-END FUNDS

June 30, 2024	(Unaudited)

effective, and (iii) the last day of the related Special Terms Period (subject, in each case, to the holders’ election to retain their RVMTP Shares). No Mandatory Tender Event occurred during the period ended June 30, 2024.

Each Fund is subject to certain limitations and restrictions while the RVMTP Shares are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of the RVMTP Shares at their liquidation preference plus any accumulated, unpaid dividends and other distributions. Any resulting suspension of payment of common share dividends may result in a tax penalty for the applicable Fund and, in certain circumstances, the loss of treatment as a regulated investment company. Any such mandatory redemption will be conducted on a pro rata basis among each series of the RVMTP Shares and the ARPS based upon the proportion that the aggregate liquidation preference of any series bears to the aggregate liquidation preference of all outstanding series of such Fund’s preferred shares. Under the terms of each purchase agreement between each Fund and each investor in the RVMTP Shares, each Fund is subject to various investment requirements. These requirements may be more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective(s) and policies. In addition, each Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the RVMTP Shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Act.

Ratings agencies may change their methodologies for evaluating and providing ratings for shares of closed-end
funds at any time and in their sole discretion, which may affect the rating (if any) of a Fund’s shares.

Each Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act, including the RVMTP Shares and ARPS, as set forth in such Fund’s governing documents and the Act. One such requirement under the Act is that a Fund is not permitted to declare or pay common share dividends unless immediately thereafter the Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act after deducting the amount of such common share dividends. The asset coverage per share for each Fund is reported in the Financial Highlights and is disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference.

With respect to the payment of dividends and as to the distribution of assets of each Fund, ARPS and RVMTP Shares rank on parity with each other, and are both senior in priority to the Funds’ outstanding common shares. Holders of preferred shares of each Fund, who are entitled to one vote per share, including holders of RVMTP Shares and ARPS, generally vote together as one class with the common shareholders of each Fund, but preferred shareholders (RVMTP Shares and ARPS together) vote separately as a class to elect two Trustees of each Fund, as required by the Act, and on certain matters adversely affecting the rights of preferred shareholders. Under the Act, preferred shareholders, including holders of the RVMTP Shares and ARPS, are also entitled to elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years.

The RVMTP Shares’ Dividend Rate (as defined below) is determined over the course of a seven-day
period, which generally commences each Thursday and ends the following Wednesday (the “Rate Period”). The dividends per share for RVMTP Shares for a given Rate Period are dependent on the RVMTP Share dividend rate for that Rate Period (the “RVMTP Share Dividend Rate”). The RVMTP Share Dividend Rate for the Series 2053 RVMTP Shares and the Series 2054 RVMTP Shares is equal to the greater of (i) the sum of the Index Rate
1
plus the Applicable Spread
2
for the Rate Period plus the “Failed Remarketing Spread”
3
, if any, and (ii) the sum of (a) the product of the Index Rate multiplied by the Applicable Multiplier
4
for such Rate Period plus (b) (1) in the case of the Series 2053 RVMTP Shares, 0.92%, or (2) in the case of the Series 2054 RVMTP Shares, 1.30%, plus (c) the Failed Remarketing Spread, if any.
5
The RVMTP Share Dividend Rate for the Series
2054-A
RVMTP Shares is equal to the sum of the Index Rate
1
plus the Applicable Spread
2
for the Rate Period plus the Failed Remarketing Spread
3
, if any. The dividend per RVMTP Share for the Rate Period is then determined as described in the table below:

Dividend Rate		Rate Period Fraction	Liquidation Preference			Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	X	100,000	=	Dividends per RVMTP Share
		Total number of days in the year

1
The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day,
tax-exempt
variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

2	The Applicable Spread for a Rate Period is a percentage per year that is based on the long-term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.
3
For the Series 2053 RVMTP Shares (A) in connection with a failed remarketing related to an Early Term Redemption, the Failed Remarketing Spread is (i) 0.75% for the first 59 days following the applicable Early Term Redemption Date, (ii) 1.00% for the 60th to the 89th day following such Early Term Redemption Date, (iii) 1.25% for the 90th to the 119th day following such Early Term Redemption Date, (iv) 1.50% for the 120th to the 149th day following such Early Term Redemption Date, and (v) 1.75% for the 150th day following such

SEMIANNUAL REPORT	|	JUNE 30, 2024	93

Notes to Financial Statements	(Cont.)

Early Term Redemption Date to the date of the associated mandatory redemption of the RVMTP Shares; and (B) in connection with a failed remarketing related to a Special Terms Period (each a “Failed Special Terms Period Remarketing”), the Failed Remarketing Spread means (i) for so long as two or more Failed Special Terms Period Remarketings have not occurred, 0.05%, and (ii) following the second occurrence of a Failed Special Terms Period Remarketing, 0.10% multiplied by the number of Failed Special Terms Period Remarketings that have occurred after the first Failed Special Terms Period Remarketing. For the Series 2054 RVMTP Shares, the Failed Remarketing Spread is (i) for so long as two or more failed remarketings have not occurred, 0%, and (ii) following the second occurrence of a failed remarketing, 0.15% multiplied by the number of failed remarketings that have occurred after the first failed remarketing. For the Series
2054-A
RVMTP Shares, the Failed Remarketing Spread is (i) for so long as two or more failed remarketings have not occurred, 0%, and (ii) following the second occurrence of a failed remarketing, 0.25% multiplied by the number of failed remarketings that have occurred after the first failed remarketing.

4	The Applicable Multiplier for a Rate Period is a percentage that is based on the long-term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.
5
For each series of RVMTP Shares, an increased RVMTP Share Dividend Rate could be triggered by the Fund’s failure to comply with certain requirements relating to such series of RVMTP Shares, certain actions taken by the applicable ratings agency or certain determinations regarding the tax status of such series of RVMTP Shares made by a court or other applicable governmental authority. The Dividend Rate will in no event exceed 15% per year.

13. BASIS FOR CONSOLIDATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, and PIMCO Municipal Income Fund III’s subsidiaries were each formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its respective subsidiary. Accordingly, the consolidated financial statements include the accounts of each Fund and its respective subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Fund name	Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets †

PIMCO Municipal Income Fund	1800 SPV I LLC	06/29/2023	0.5%

PIMCO Municipal Income Fund II	1860 SPV I LLC	06/29/2023	0.5%

PIMCO Municipal Income Fund III	1830 SPV I LLC	06/29/2023	0.5%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

94	PIMCO CLOSED-END FUNDS

June 30, 2024	(Unaudited)

As of their last fiscal year ended December 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands
†
):

	Short-Term	Long-Term

PIMCO California Municipal Income Fund	$9,045	$11,491

PIMCO California Municipal Income Fund II	10,028	11,823

PIMCO California Municipal Income Fund III	7,934	9,743

PIMCO New York Municipal Income Fund	2,181	8,204

PIMCO New York Municipal Income Fund II	5,293	9,532

PIMCO New York Municipal Income Fund III	1,073	4,606

PIMCO Municipal Income Fund	12,755	21,877

PIMCO Municipal Income Fund II	31,764	57,665

PIMCO Municipal Income Fund III	12,755	29,625

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands
†
):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

PIMCO California Municipal Income Fund	$334,771	$7,358	$(5,825)	$1,533

PIMCO California Municipal Income Fund II	357,083	13,903	(6,404)	7,499

PIMCO California Municipal Income Fund III	296,208	6,072	(5,346)	726

PIMCO New York Municipal Income Fund	110,633	2,354	(2,989)	(635)

PIMCO New York Municipal Income Fund II	159,461	4,087	(4,158)	(71)

PIMCO New York Municipal Income Fund III	64,114	1,932	(1,539)	393

PIMCO Municipal Income Fund	425,546	14,987	(17,055)	(2,068)

PIMCO Municipal Income Fund II	970,134	32,926	(28,272)	4,654

PIMCO Municipal Income Fund III	452,609	16,068	(14,624)	1,444

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 01, 2024, the following distributions were declared to common shareholders payable August 01, 2024 to shareholders of record on July 11, 2024:

PIMCO California Municipal Income Fund	$0.036000 per common share

PIMCO California Municipal Income Fund II	$0.021500 per common share

PIMCO California Municipal Income Fund III	$0.029500 per common share

PIMCO New York Municipal Income Fund	$0.033500 per common share

PIMCO New York Municipal Income Fund II	$0.029500 per common share

PIMCO New York Municipal Income Fund III	$0.024800 per common share

PIMCO Municipal Income Fund	$0.042000 per common share

PIMCO Municipal Income Fund II	$0.039500 per common share

PIMCO Municipal Income Fund III	$0.033000 per common share
On August 01, 2024, the following distributions were declared to common shareholders payable September 03, 2024 to shareholders of record on August 12, 2024:

PIMCO California Municipal Income Fund	$0.036000 per common share

PIMCO California Municipal Income Fund II	$0.021500 per common share

PIMCO California Municipal Income Fund III	$0.029500 per common share

PIMCO New York Municipal Income Fund	$0.033500 per common share

PIMCO New York Municipal Income Fund II	$0.029500 per common share

PIMCO New York Municipal Income Fund III	$0.024800 per common share

PIMCO Municipal Income Fund	$0.042000 per common share

PIMCO Municipal Income Fund II	$0.039500 per common share

PIMCO Municipal Income Fund III	$0.033000 per common share

The Board of each Fund has approved the redemption of all remaining outstanding ARPS of each series issued by the Fund. Each Fund expects to redeem each series of the ARPS at the full liquidation preference (i.e., “face value”) of the ARPS of $25,000 per share, plus any unpaid dividends accrued through the date of redemption, sometime between September 14, 2024 and December 31, 2024. Each respective Fund reserves the right to postpone or cancel the redemption in its sole discretion.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	|	JUNE 30, 2024	95

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:

TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding

96	PIMCO CLOSED-END FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule
19a-1(e)
under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form
1099-DIV
(for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0211	$0.0000	$0.0209	$0.0420

February 2024	$0.0220	$0.0000	$0.0200	$0.0420

March 2024	$0.0207	$0.0000	$0.0213	$0.0420

April 2024	$0.0277	$0.0000	$0.0143	$0.0420

May 2024	$0.0290	$0.0000	$0.0130	$0.0420

June 2024	$0.0244	$0.0000	$0.0176	$0.0420

Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0230	$0.0000	$0.0165	$0.0395

February 2024	$0.0245	$0.0000	$0.0150	$0.0395

March 2024	$0.0210	$0.0000	$0.0185	$0.0395

April 2024	$0.0256	$0.0000	$0.0139	$0.0395

May 2024	$0.0269	$0.0000	$0.0126	$0.0395

June 2024	$0.0232	$0.0000	$0.0163	$0.0395

Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0197	$0.0000	$0.0133	$0.0330

February 2024	$0.0209	$0.0000	$0.0121	$0.0330

March 2024	$0.0199	$0.0000	$0.0131	$0.0330

April 2024	$0.0246	$0.0000	$0.0084	$0.0330

May 2024	$0.0252	$0.0000	$0.0078	$0.0330

June 2024	$0.0217	$0.0000	$0.0113	$0.0330

California Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0156	$0.0000	$0.0204	$0.0360

February 2024	$0.0185	$0.0000	$0.0175	$0.0360

March 2024	$0.0158	$0.0000	$0.0202	$0.0360

April 2024	$0.0254	$0.0000	$0.0106	$0.0360

May 2024	$0.0255	$0.0000	$0.0105	$0.0360

June 2024	$0.0219	$0.0000	$0.0141	$0.0360

California Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0109	$0.0000	$0.0106	$0.0215

February 2024	$0.0124	$0.0000	$0.0091	$0.0215

March 2024	$0.0105	$0.0000	$0.0110	$0.0215

April 2024	$0.0168	$0.0000	$0.0047	$0.0215

May 2024	$0.0162	$0.0000	$0.0053	$0.0215

June 2024	$0.0146	$0.0000	$0.0069	$0.0215

SEMIANNUAL REPORT	|	JUNE 30, 2024	97

Distribution Information	(Cont.)	(Unaudited)

California Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0121	$0.0000	$0.0174	$0.0295

February 2024	$0.0140	$0.0000	$0.0155	$0.0295

March 2024	$0.0133	$0.0000	$0.0162	$0.0295

April 2024	$0.0189	$0.0000	$0.0106	$0.0295

May 2024	$0.0189	$0.0000	$0.0106	$0.0295

June 2024	$0.0162	$0.0000	$0.0133	$0.0295

New York Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0163	$0.0000	$0.0172	$0.0335

February 2024	$0.0177	$0.0000	$0.0158	$0.0335

March 2024	$0.0160	$0.0000	$0.0175	$0.0335

April 2024	$0.0221	$0.0000	$0.0114	$0.0335

May 2024	$0.0212	$0.0000	$0.0123	$0.0335

June 2024	$0.0179	$0.0000	$0.0156	$0.0335

New York Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0146	$0.0000	$0.0149	$0.0295

February 2024	$0.0164	$0.0000	$0.0131	$0.0295

March 2024	$0.0123	$0.0000	$0.0172	$0.0295

April 2024	$0.0225	$0.0000	$0.0070	$0.0295

May 2024	$0.0211	$0.0000	$0.0084	$0.0295

June 2024	$0.0181	$0.0000	$0.0114	$0.0295

New York Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0090	$0.0000	$0.0158	$0.0248

February 2024	$0.0109	$0.0000	$0.0139	$0.0248

March 2024	$0.0102	$0.0000	$0.0146	$0.0248

April 2024	$0.0179	$0.0000	$0.0069	$0.0248

May 2024	$0.0168	$0.0000	$0.0080	$0.0248

June 2024	$0.0128	$0.0000	$0.0120	$0.0248

*
The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

98	PIMCO CLOSED-END FUNDS

Changes to Board of Trustees	(Unaudited)

Changes to Board of Trustees

Effective June 30, 2024, Mr. Joseph B. Kittredge, Jr. retired from his position as Trustee of the Funds.

SEMIANNUAL REPORT	|	JUNE 30, 2024	99

Approval of Investment Management Agreements

The Investment Company Act of 1940, as amended (the “
1940 Act
”), requires that the Board of Trustees (the “
Board
” or the “
Trustees
”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “
Independent Trustees
”), of each of PIMCO Municipal Income Fund (“
PMF
”), PIMCO Municipal Income Fund II (“
PML
”), PIMCO Municipal Income Fund III (“
PMX
”), PIMCO New York Municipal Income Fund (“
PNF
”), PIMCO New York Municipal Income Fund II (“
PNI
”), PIMCO New York Municipal Income Fund III (“
PYN
”), PIMCO California Municipal Income Fund (“
PCQ
”), PIMCO California Municipal Income Fund II (“
PCK
”) and PIMCO California Municipal Income Fund III (“
PZC
”) (each, a “
Fund
” and, collectively, the “
Funds
”), voting separately, annually approve the continuation of the Investment Management Agreement between each Fund and Pacific Investment Management Company LLC (“
PIMCO
”) (each, an “
Investment Management Agreement
”). At an
in-person
meeting held on June 14, 2024 (the “
Approval Meeting
”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of each Investment Management Agreement for an additional one-year
period commencing on August 1, 2024. In addition, the Board considered and unanimously approved the continuation of the investment management agreements between PIMCO and any wholly-owned subsidiaries of each Fund (each a “Subsidiary” and, together, the “Subsidiaries”) (the “Subsidiary Agreements” and together with each Investment Management Agreement, the “Agreements”), for the same additional one-year
period.

In addition to the Approval Meeting, the Contracts Committee and the Performance Committee of the Board held a joint meeting on May 29, 2024 to discuss materials provided by PIMCO in connection with the Trustees’ review of the Agreements. The annual contract review process also involved multiple discussions and meetings with members of the Contracts Committee and the full Contracts Committee (the Approval Meeting, together with such discussions and meetings, the “
Contract Renewal Meetings
”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“
Independent Counsel
”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from PIMCO attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Contracts Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in considering each Agreement and the fees paid thereunder.

In connection with their deliberations regarding the proposed continuation of the Agreements, the Board, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the
Agreements. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreements.

In evaluating each Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions, inclusive of follow-up
inquiries, submitted by the Independent Trustees and Independent Counsel. The Board also met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Funds. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance based on net asset value (“
NAV
”), market value and distribution yield (both absolute and compared against an appropriate peer group); use of leverage (if applicable); information regarding share price premiums and/or discounts; risks; and other portfolio information, including any use of derivatives, as well as periodic reports on, among other matters, pricing and valuation, quality and cost of portfolio trade execution, compliance, and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees reviewed summaries prepared by PIMCO that analyzed each Fund based on a number of factors, including fees/expenses, performance, distribution yield (which may be comprised of ordinary income, net capital gains, and/or a return of capital), and risk-based factors, as of December 31, 2023. They also considered, among other information, performance based on NAV and market value, investment objective and strategy, portfolio managers, assets under management, outstanding leverage, share price premium and/or discount information, annual fund operating expenses, total expense ratio and management fee comparisons between each Fund and its Broadridge Expense Group (as defined below), and estimated profitability to PIMCO from its relationship with each Fund. In considering the Broadridge Performance Universe and Broadridge Expense Group (both as defined below), the Trustees requested that PIMCO comment on whether the peer funds selected for each Fund by Broadridge Financial Solutions, Inc. (“
Broadridge
”) provided an appropriate comparison, and if not, whether PIMCO believes another peer group would provide a more appropriate comparison.

With respect to the Subsidiary Agreements, the Trustees considered that the Funds each utilize their Subsidiaries to execute their investment strategies, and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for a Fund under its Investment Management Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not collect or retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s

100	PIMCO CLOSED-END FUNDS

(Unaudited)

profitability with respect to a Fund is not impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Investment Management Agreements.

The Trustees’ conclusions as to the continuation of each Agreement were based on a comprehensive consideration of all information provided to the Trustees during the Contract Renewal Meetings and throughout the year and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a
Fund-by-Fund
basis, and their determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing investment management, administrative, and/or other services, and general corporate ownership and business operations unrelated to the Funds. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds, noting PIMCO’s long history and experience in managing closed-end
funds, such as the Funds, including experience monitoring discounts and premiums. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; recent changes to the named portfolio managers of the Funds, as applicable; information regarding the Funds’ use of leverage; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology and systems and cybersecurity measures, of PIMCO.

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Funds beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and its ability to comply with the investment policies of the Funds; the compliance programs and risk controls of PIMCO (including the implementation of new policies and programs); the specific contractual obligations of PIMCO pursuant to the Agreements; the nature, extent, and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; PIMCO’s risk management function; the time and resources PIMCO expends monitoring the leverage employed by the Funds, including the covenants and restrictions imposed by certain forms of leverage such as the Funds’ preferred shares; and conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under the Agreements, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial, business and other risks that PIMCO has undertaken as investment manager and sponsor of the Funds. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Funds’ various outside service providers, including its negotiation of certain service providers’ fees and its due diligence and evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Trustees also considered PIMCO’s ongoing development of its own infrastructure and information technology, including its proprietary software and applications, to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. The Trustees considered PIMCO’s recent strategic managed service arrangement (“Managed Services”) with a third-party consultant for various services previously provided to the Funds by PIMCO personnel and requested information from PIMCO regarding PIMCO’s retained responsibility and oversight over the Managed Services.

After their review and deliberations, the Trustees concluded that the nature, extent and quality of the overall services provided by PIMCO under each Agreement were appropriate.

Fee and Expense Information

In assessing the reasonableness of each Fund’s fees and expenses under its Investment Management Agreement, the Trustees requested and considered, among other information, the Fund’s management fee and its total expenses as a percentage of average net assets attributable to common shares and as a percentage of average total managed assets (including assets attributable both to common shares and specified leverage outstanding), in comparison to the management fees and other expenses of a group of industry peer funds identified by Broadridge as pursuing investment strategies with classifications/objectives similar to the Fund (for each Fund, its “
Broadridge Expense
Group
”) as well as of a broader universe of peer funds identified by

SEMIANNUAL REPORT	|	JUNE 30, 2024	101

Approval of Investment Management Agreements	(Cont.)

Broadridge (for each Fund, its “
Broadridge Expense Universe
”). In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. The Fund-specific fee and expense results discussed below were prepared and provided by Broadridge and were not independently verified by the Trustees. The Trustees noted that only leveraged closed-end
funds were considered for inclusion in the Broadridge Expense Groups and Broadridge Expense Universes.

The Trustees considered information regarding the investment performance and fees for other funds and accounts managed by PIMCO, if any, including funds and accounts with comparable investment programs and/or principal investment strategies to those of the Funds, as well as certain other funds requested by the Trustees with broadly similar strategies and/or investment types. The Trustees considered information provided by PIMCO indicating that, in comparison to certain other products managed by PIMCO, including any open-end
funds and exchange-traded funds with broadly similar strategies and/or investment types, there are additional portfolio management challenges in managing closed-end
funds such as the Funds. For example, the challenges associated with managing closed-end
funds may include investing in
non-traditional
and less liquid holdings, a greater use of leverage, issues relating to trading on a national securities exchange and managing a fund’s dividend practices. In addition, the Independent Trustees considered information provided by PIMCO as to the generally broader and more extensive services provided to the Funds in comparison to those provided to private funds or institutional or separate accounts; the higher demands placed on PIMCO to provide considerable shareholder services due to the volume of investors; the greater entrepreneurial, enterprise, and reputational risk in managing registered closed-end
funds; and the expenses, and impact on PIMCO, associated with the more extensive regulatory and compliance requirements to which the Funds are subject in comparison to private funds or institutional or separate accounts. The Trustees were advised by PIMCO that, in light of these additional challenges and additional services, different pricing structures between closed-end
funds and other products managed by PIMCO are to be expected, and that comparisons of pricing structures across these products may not always be apt comparisons, even where other products have comparable investment objectives and strategies to those of the Funds.

The Trustees also took into account the Funds’ use of leverage, including through the issuance of preferred shares. They noted that certain Funds had recently redeemed a portion of their outstanding auction rate preferred shares (“ARPS”), and that the amount of preferred shares outstanding impacts the amount of management fees payable by each Fund under its Investment Management Agreement (because each Fund’s fees are calculated based on net assets, including assets attributable to preferred shares outstanding). The Trustees considered that those Funds that had redeemed all or a portion of their outstanding ARPS would use less expensive forms of alternative leverage (based on current market rates). The Trustees noted that any redemption of outstanding preferred shares, including ARPS, after December 31, 2023 would not have been reflected in the comparison of the Funds’ fees and expenses against the Broadridge Expense Group or the Broadridge Expense Universe. In this regard, the Trustees took into account PIMCO’s financial incentive for the Funds to use or continue to use leverage in the form of preferred shares and that PIMCO may propose that the Funds issue additional preferred shares in the future, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. Therefore, the Trustees noted that the total fees paid by each Fund to PIMCO under the Fund’s unified fee arrangement would therefore vary more with increases and decreases in leverage attributable to preferred shares than under a non-unified
fee arrangement, all other things being equal. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees noted that each quarter they receive information from PIMCO comparing the recent, historical and projected costs of each Fund’s existing leverage arrangements against other available financing options, as well as information relating to PIMCO’s views regarding economic or other risks of maintaining those leverage arrangements and/or replacing them with alternate forms of financing. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

The Trustees noted that, for each Fund, the contractual and actual management fee rates for the Fund under its unified fee arrangement were above the median contractual and actual management fees of the other funds in its Broadridge Expense Group, calculated both on average net assets and on average total managed assets. However, in this regard, the Trustees took into account that each Fund’s unified fee arrangement covers substantially all of the Fund’s operating fees and expenses (“
Operating Expenses
”), and therefore, all other things being equal, would tend to be higher than the contractual management fee rates of other funds in the Broadridge Expense Group, which generally do not have a unified fee structure and instead incur Operating Expenses directly and in addition to the management fee. The Trustees determined that a comparison of each Fund’s total expense ratio with the total expense ratios of its Broadridge Expense Group would generally provide more meaningful comparisons than comparing contractual and actual management fee rates in isolation.

102	PIMCO CLOSED-END FUNDS

(Unaudited)

In this regard, the Trustees noted PIMCO’s view that the unified fee arrangements have benefited and will continue to benefit common shareholders because they provide an expense structure (including Operating Expenses) that is essentially fixed for the duration of the contractual period as a percentage of NAV (including assets attributable to preferred shares), making it more predictable under ordinary circumstances in comparison to other fee and expense structures, under which the Funds’ Operating Expenses (including certain third-party fees and expenses) could vary significantly over time. The Trustees also considered that the unified fee arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses).

Performance Information

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. With respect to investment performance, the Trustees considered information regarding each Fund’s performance based on NAV and market value, as applicable, net of the Fund’s fees and expenses, both on an absolute basis and relative to the performance of its Broadridge Performance Universe (as defined below). The Trustees requested information provided by Broadridge regarding the investment performance of a broad universe of funds within the same investment classification/category that Broadridge determined are comparable to those of each Fund (for each Fund, its “
Broadridge Performance Universe
”). The comparative performance information was prepared and provided by Broadridge and was not independently verified by the Trustees. The Trustees also considered information regarding the Funds’ comparative yields and risk-adjusted returns. The Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. They further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Trustees considered information from PIMCO regarding the risks undertaken by each Fund, including the use of leverage, and PIMCO’s management and oversight of the Fund’s risk profile. For those Funds that the Board identified as having underperformed their Performance Universe to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with PIMCO each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that PIMCO had taken, or intended to take, to improve performance.

In addition, the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and
Fall-out
Benefits

The Trustees considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) PIMCO’s estimated pre-
and post-distribution operating margin for each Fund, as well as PIMCO’s aggregate estimated pre-
and post-distribution operating margin for all of the
closed-end
funds advised by PIMCO, including the Funds (collectively, the “
Estimated Margins
”), in each case for the
one-year
period ended December 31, 2023; and (ii) a year-over-year comparison of PIMCO’s Estimated Margins for the one-year
periods ended December 31, 2023, and December 31, 2022. The Trustees also took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Funds and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. The Trustees also requested information from PIMCO regarding the impact of the Managed Services on PIMCO’s profitability with respect to the Funds. The Trustees also considered that PIMCO is entitled to earn a reasonable level of profits for the services that it provides to the Funds. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also considered information regarding possible economies of scale in the operation of the Funds. The Trustees noted that the Funds do not currently have any breakpoints in their management fees. The Trustees considered that, as closed-end
investment companies, the Funds do not continually offer new shares to raise additional assets (as does a typical open-end
investment company), but may raise additional assets through follow-on
offerings and dividend reinvestments and may also experience asset growth through investment performance and/or the increased use of leverage. The Trustees noted PIMCO’s assertion that it may share the benefits of potential economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology and cybersecurity measures, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee arrangements provide inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs increase. The Trustees further considered that, in contrast, breakpoints may be used as a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The

SEMIANNUAL REPORT	|	JUNE 30, 2024	103

Approval of Investment Management Agreements	(Cont.)

Trustees also considered that, unlike the Funds’ unified fee arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee arrangements protect shareholders, during the contractual period, from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered
so-called
“fall-out
benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds and research, statistical and quotation services that PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

Fund-by-Fund
Analysis

With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. With respect to performance quintile rankings for a Fund compared to its Broadridge Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The Board considered each Fund’s performance and fees in light of the limitations inherent in the methodology for determining such comparative groups.

PMF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fourth quintile performance for the one-year
period, fifth quintile performance for the three- and five-year periods and second quintile performance for the ten-year
period ended December 31, 2023.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PML

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had third quintile performance for the
one-year
period, fifth quintile performance for the three- and five-year periods and second quintile performance for the ten-year
period ended December 31, 2023.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PMX

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had third quintile performance for the one-year
period, fifth quintile performance for the three- and five-year periods and first quintile performance for the ten-year
period ended December 31, 2023.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCQ

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had second quintile performance for the one-year
period, fifth quintile performance for the three-year period, third quintile performance for the five-year period and second quintile performance for the ten-year
period ended December 31, 2023.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest

104	PIMCO CLOSED-END FUNDS

(Unaudited)

and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCK

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had first quintile performance for the one-
and
ten-year
periods and fifth quintile performance for the three- and five-year periods ended December 31, 2023.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PZC

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fourth quintile performance for the one-
and three-year periods, fifth quintile performance for the five-year period and first quintile performance for the ten-year
period ended December 31, 2023.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fourth quintile performance for the one-year
period, fifth quintile performance for the
three- and five-year periods and first quintile performance for the ten-year
period ended December 31, 2023.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNI

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had third quintile performance for the one-year
period, fifth quintile performance for the three- and five-year periods and first quintile performance for the ten-year
period ended December 31, 2023.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PYN

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-,
three- and five-year periods and second quintile performance for the ten-year
period ended December 31, 2023.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense

SEMIANNUAL REPORT	|	JUNE 30, 2024	105

Approval of Investment Management Agreements	(Cont.)	(Unaudited)

ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

Conclusion

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreements, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent, and quality of the services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Board, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the interests of each Fund and its shareholders, and should be approved.

106	PIMCO CLOSED-END FUNDS

General Information

Investment Manager
Pacific Investment Management Company LLC
650 Newport Center Drive,
Newport Beach, CA, 92660

Custodian
State Street Bank and Trust Company
2323 Grand Boulevard, 5th Floor
Kansas City, MO 64108

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares
Equiniti Trust Company, LLC (“EQ”)
48 Wall Street, Floor 23
New York, NY 10005

Auction Agent, Transfer Agent, Dividend Paying Agent and Registrar for Auction Rate Preferred Shares
Deutsche Bank Trust Company Americas
60 Wall Street, 16th Floor
New York, NY 10005.

Transfer Agent, Dividend Paying Agent and Registrar for Variable Rate MuniFund Term Preferred Shares
The Bank of New York Mellon
240 Greenwich Street, 7E
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4012SAR_063024

Item	2. Code of Ethics.

The information required by this Item 2 is only required in an annual report on Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSRS.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable to closed-end investment companies.

(b)	Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSRS.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 12 is only required in an annual report on Form N-CSR.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	The information required by this Item 13(a) is only required in an annual report on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers identified in the Registrant’s most recent annual report on Form N-CSR.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	None.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund III

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	September 4, 2024

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	September 4, 2024